UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Credit Long / Short Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 23.8%
Industrial - 19.3%
Basic - 0.4%
ArcelorMittal
7.00%, 3/01/41	U.S.$	56	$71,165
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(b)(c)(d)		202	0
ERP Iron Ore, LLC
9.04%, 12/31/19 (a)(b)(c)(e)(f)		5	4,546
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(d)(g)(h)		35	0
Peabody Energy Corp.
6.00%, 11/15/18 (b)(e)(g)		119	0

			75,711

Capital Goods - 2.9%
Bombardier, Inc.
5.75%, 3/15/22 (i)		600	601,626

Communications - Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (i)		200	193,240
iHeartCommunications, Inc.
6.875%, 6/15/18 (e)		41	20,602
9.00%, 12/15/19-9/15/22 (e)		142	105,684

			319,526

Communications - Telecommunications - 0.3%
Frontier Communications Corp.
10.50%, 9/15/22		87	71,845

Consumer Cyclical - Automotive - 0.4%
Exide Technologies
7.00%, 4/30/25 (b)(c)(d)(j)		31	20,406
11.00%, 4/30/22 (b)(c)(d)		62	55,341

			75,747

Consumer Cyclical - Other - 2.5%
K. Hovnanian Enterprises, Inc.
10.50%, 7/15/24 (i)		200	224,176
MDC Holdings, Inc.
5.50%, 1/15/24		5	5,256
6.00%, 1/15/43		115	112,875
PulteGroup, Inc.
6.00%, 2/15/35		140	146,182
7.875%, 6/15/32		19	23,571

			512,060

Consumer Non-Cyclical - 0.5%
Aveta, Inc.
10.50%, 3/01/21 (b)(g)(i)		404	0

	Principal Amount (000)		U.S. $ Value
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (c)(d)	U.S.$	35	$14,466
9.25%, 2/15/19 (d)		88	86,947

			101,413

Energy - 10.7%
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(b)(e)(g)		85	0
California Resources Corp.
6.00%, 11/15/24		600	441,750
8.00%, 12/15/22 (i)		100	84,250
Denbury Resources, Inc.
3.50%, 3/31/24 (b)(i)(j)		8	8,961
9.25%, 3/31/22 (i)		40	41,120
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		7	5,127
8.00%, 2/15/25 (i)		275	216,782
9.375%, 5/01/20		56	53,325
9.375%, 5/01/24 (i)		113	95,768
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		18	17,976
Nabors Industries, Inc.
5.50%, 1/15/23		300	300,549
Noble Holding International Ltd.
6.20%, 8/01/40		74	52,355
7.75%, 1/15/24		500	463,750
SandRidge Energy, Inc.
8.125%, 10/15/22 (a)(b)(e)(g)		150	0
SM Energy Co.
6.50%, 1/01/23		200	203,730
Transocean, Inc.
6.80%, 3/15/38		100	85,625
Weatherford International Ltd.
5.875%, 7/01/21 (j)		105	109,396

			2,180,464

			3,938,392

Financial Institutions - 4.5%
Banking - 1.5%
Barclays Bank PLC
6.86%, 6/15/32 (i)(k)		73	89,113
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (f)(i)(k)	EUR	100	124,058
Series U
4.013% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(k)	U.S.$	100	101,452

			314,623

	Principal Amount (000)		U.S. $ Value
Finance - 3.0%
Enova International, Inc.
9.75%, 6/01/21	U.S.$	32	$34,081
Navient Corp.
5.00%, 10/26/20		453	460,996
8.00%, 3/25/20		24	25,914
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (i)		95	92,613

			613,604

			928,227

Total Corporates - Non-Investment Grade (cost $4,635,111)			4,866,619

CORPORATES - INVESTMENT GRADE - 4.6%
Industrial - 4.6%
Communications - Telecommunications - 1.5%
AT&T, Inc.
4.125%, 2/17/26		200	202,136
5.45%, 3/01/47		100	106,349

			308,485

Consumer Non-Cyclical - 2.7%
Kroger Co. (The)
3.875%, 10/15/46		600	547,266

Energy - 0.4%
Plains All American Pipeline LP/PAA
Finance Corp.
3.85%, 10/15/23		79	78,848

Total Corporates - Investment Grade (cost $924,336)			934,599

	Shares
COMMON STOCKS - 2.7%
Energy - 0.8%
Energy Equipment & Services - 0.1%
Weatherford International PLC (g)		3,318	13,073

Oil, Gas & Consumable Fuels - 0.7%
Berry Pete Corp. (b)(e)(g)		3,329	32,515
Carrizo Oil & Gas, Inc. (g)		456	9,170
CHC Group LLC (g)(l)		1,937	15,496
Chesapeake Energy Corp. (g)		1,571	5,498
EP Energy Corp. - Class A (g)		1,809	3,455
Halcon Resources Corp. (g)		879	7,023
Oasis Petroleum, Inc. (g)		947	8,201
Peabody Energy Corp. (g)		679	27,439
SandRidge Energy, Inc. (g)		1,200	21,468
Tervita Corp. (b)(e)		838	6,387
Whiting Petroleum Corp. (g)		359	10,023

			146,675

			159,748

Company	Shares	U.S. $ Value
Consumer Discretionary - 0.8%
Auto Components - 0.0%
Exide Technologies (a)(b)(g)(l)	1,620	$6,378

Diversified Consumer Services - 0.2%
Laureate Education, Inc. - Class A (g)	2,017	29,045

Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (g)	3,426	22,544

Household Durables - 0.0%
Hovnanian Enterprises, Inc. - Class A (g)	2,224	4,515

Media - 0.3%
Clear Channel Outdoor Holdings, Inc. - Class A	4,650	22,552
DISH Network Corp. - Class A (g)	133	6,238
Gray Television, Inc. (g)	771	12,606
Nexstar Media Group, Inc. - Class A	235	17,648
Townsquare Media, Inc. - Class A (g)	664	4,980

		64,024

Multiline Retail - 0.2%
Macy’s, Inc.	1,107	28,727

		155,233

Information Technology - 0.5%
Internet Software & Services - 0.5%
Avaya Holdings Corp. (g)	4,724	98,637

Technology Hardware, Storage & Peripherals - 0.0%
Travelport Worldwide Ltd.	340	4,627

		103,264

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	6,700	23,478
TDC A/S	4,700	31,371

		54,849

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (g)	175	11,393

		66,242

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. (g)	2,300	12,995
Quorum Health Corp. (g)	107	660
Tenet Healthcare Corp. (g)	561	10,592

		24,247

Pharmaceuticals - 0.1%
Endo International PLC (g)	625	4,319
Horizon Pharma PLC (g)	273	3,972

		8,291

		32,538

Company	Shares		U.S. $ Value
Industrials - 0.1%
Construction & Engineering - 0.1%
Modular Space Corp. (b)(d)		1,288	$21,977

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (g)		30,830	6,956

			28,933

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc. (b)(e)		12,382	8,668

Materials - 0.0%
Metals & Mining - 0.0%
Artsonig Pty Ltd. (a)(b)(e)		56,114	5,611

Total Common Stocks (cost $635,934)			560,237

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 2.2%
Industrial - 2.2%
Capital Goods - 0.3%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (i)	U.S.$	200	65,132

Consumer Non-Cyclical - 1.3%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		75	66,259
3.15%, 10/01/26		225	187,312

			253,571

Energy - 0.6%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (l)		98	129,266

Total Emerging Markets - Corporate Bonds (cost $404,672)			447,969

INFLATION-LINKED SECURITIES - 1.7%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/24 (cost $172,945)	BRL	340	349,429

GOVERNMENTS - TREASURIES - 1.6%
Mexico - 1.1%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	4,546	216,811

	Principal Amount (000)		U.S. $ Value
Russia - 0.5%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	6,273	$114,075

Total Governments - Treasuries (cost $338,300)			330,886

	Shares
PREFERRED STOCKS - 1.5%
Industrial - 1.5%
Capital Goods - 1.1%
Tervita Corp.
0.00% (b)(e)(g)		30,203	230,206

Energy - 0.3%
Berry Petroleum Co. LLC
0.00% (b)(e)(g)		2,781	32,446
Sanchez Energy Corp.
Series A
4.875%		1,550	27,481
Sanchez Energy Corp.
Series B
6.50%		400	8,368

			68,295

Services - 0.1%
iPayment Holdings, Inc.
0.00% (a)(b)(e)(g)		78	7,800

Total Preferred Stocks (cost $265,854)			306,301

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.0%
Other ABS - Fixed Rate - 1.0%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (b)(i) (cost $207,375)	U.S.$	207	209,268

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		53	48,412
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		57	47,843
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		28	24,632

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37	U.S.$	16	$15,773

Total Collateralized Mortgage Obligations (cost $145,313)			136,660

EMERGING MARKETS - SOVEREIGNS - 0.6%
Venezuela - 0.6%
Venezuela Government International Bond
9.25%, 9/15/27 (g)(h) (cost $208,181)		450	124,875

EMERGING MARKETS - TREASURIES - 0.4%
Argentina - 0.4%
Argentine Bonos del Tesoro
16.00%, 10/17/23 (cost $101,319)	ARS	1,565	80,007

	Shares
WARRANTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (e)(g)		1,429	1,143
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (g)		2,538	2,665
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (g)		122	110

			3,918

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (a)(b)(e)(g)		13,856	0

Information Technology - 0.0%
Internet Software & Services - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (b)(g)		1,647	5,764

Total Warrants (cost $23,546)			9,682

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
Euro STOXX 50 Index
Expiration: Feb 2018; Contracts: 100; Exercise Price: EUR 3,650.00; Counterparty: Goldman Sachs International (g) (cost $2,555)	EUR	100	1,969

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 64.6%
U.S. TREASURY BILLS - 54.9%
U.S. Treasury Bill
Zero Coupon, 2/01/18-5/03/18	U.S.$	10,250	$10,226,378
Zero Coupon, 4/19/18 (m)		1,000	997,027

Total U.S. Treasury Bills (cost $11,223,409)			11,223,405

	Shares
Investment Companies - 9.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (n)(o)(p) (cost $1,975,869)		1,975,869	1,975,869

Total Short-Term Investments (cost $13,199,278)			13,199,274

Total Investments Before Securities Sold Short - 105.5% (cost $ 21,264,719)			21,557,775

	Principal Amount (000)
SECURITIES SOLD SHORT - (61.7)%
CORPORATES - NON-INVESTMENT GRADE - (46.7)%
Financial Institutions - (5.9)%
Banking - (2.0)%
Societe Generale SA
6.00%, 1/27/20 (i)(k)	U.S.$	(400)	(408,564)

Finance - (2.0)%
Navient Corp.
5.875%, 10/25/24		(400)	(401,676)

REITS - (1.9)%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (i)		(200)	(202,462)
4.875%, 6/01/23 (i)		(200)	(197,890)

			(400,352)

			(1,210,592)

Industrial - (39.9)%
Basic - (11.0)%
Ashland LLC
4.75%, 8/15/22		(600)	(623,904)
Berry Global, Inc.
5.50%, 5/15/22		(564)	(581,608)
Chemours Co. (The)
6.625%, 5/15/23		(400)	(422,084)
INEOS Group Holdings SA
5.625%, 8/01/24 (i)		(400)	(410,768)
Platform Specialty Products Corp.
6.50%, 2/01/22 (i)		(200)	(206,280)

			(2,244,644)

Capital Goods - (5.0)%
Bombardier, Inc.
7.50%, 3/15/25 (i)		(600)	(624,198)
Triumph Group, Inc.
4.875%, 4/01/21		(400)	(393,728)

			(1,017,926)

	Principal Amount (000)		U.S. $ Value
Communications - Media - (3.0)%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%, 4/01/24 (i)	U.S.$	(400)	$(417,228)
Lamar Media Corp.
5.875%, 2/01/22		(200)	(203,980)

			(621,208)

Consumer Cyclical - Automotive - (2.0)%
Dana, Inc.
5.50%, 12/15/24		(400)	(415,780)

Consumer Cyclical - Other - (2.1)%
Scientific Games International, Inc.
7.00%, 1/01/22 (i)		(400)	(422,284)

Energy - (8.5)%
Chesapeake Energy Corp.
8.00%, 6/15/27 (i)		(400)	(397,128)
Noble Holding International Ltd.
8.70%, 4/01/45 (q)		(400)	(343,944)
Oasis Petroleum, Inc.
6.875%, 1/15/23		(175)	(180,028)
SM Energy Co.
6.125%, 11/15/22		(400)	(414,600)
Southwestern Energy Co.
6.70%, 1/23/25		(200)	(202,490)
WPX Energy, Inc.
5.25%, 9/15/24		(200)	(202,240)

			(1,740,430)

Services - (2.1)%
Service Corp. International/US
5.375%, 5/15/24		(400)	(418,944)

Technology - (2.0)%
CommScope, Inc.
5.50%, 6/15/24 (i)		(400)	(414,580)

Transportation - Services - (4.2)%
Herc Rentals, Inc.
7.50%, 6/01/22 (i)		(400)	(430,336)
United Rentals North America, Inc.
5.75%, 11/15/24		(400)	(419,988)

			(850,324)

			(8,146,120)

Utility - (0.9)%
Electric - (0.9)%
Calpine Corp.
6.00%, 1/15/22 (i)		(189)	(194,810)

Total Corporates - Non-Investment Grade (cost $(9,272,218))			(9,551,522)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - (11.7)%
Financial Institutions - (3.0)%
Banking - (1.1)%
Intesa Sanpaolo SpA
4.00%, 10/30/23 (i)	EUR	(150)	$(218,778)

Insurance - (1.9)%
RenaissanceRe Finance, Inc.
3.70%, 4/01/25	U.S.$	(400)	(401,524)

			(620,302)

Industrial - (8.0)%
Communications - Media - (3.2)%
Comcast Corp.
4.60%, 8/15/45		(600)	(655,716)

Consumer Non-Cyclical - (3.8)%
Kroger Co. (The)
6.90%, 4/15/38		(600)	(773,166)

Energy - (1.0)%
Ecopetrol SA
7.625%, 7/23/19		(200)	(213,500)

			(1,642,382)

Utility - (0.7)%
Electric - (0.7)%
Enel SpA
6.50%, 1/10/74 (i)	EUR	(100)	(131,305)

Total Corporates - Investment Grade (cost $(2,355,819))			(2,393,989)

PREFERRED STOCKS - (1.9)%
Financial Institutions - (1.9)%
Insurance - (1.9)%
Axis Capital Holdings Ltd.
5.50% (cost $(399,039))		(16,000)	(387,360)

EMERGING MARKETS - CORPORATE BONDS - (0.9)%
Industrial - (0.9)%
Capital Goods - (0.4)%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (i)	U.S.$	(200)	(77,000)

Consumer Non-Cyclical - (0.5)%
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46		(150)	(113,375)

Total Emerging Markets - Corporate Bonds (cost $(195,130))			(190,375)

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - (0.5)%
Venezuela - (0.5)%
Venezuela Government International Bond
9.375%, 1/13/34 (g)(h) (cost $(191,861))	U.S.$	(400)	$(107,000)

Total Investments - 43.7% (cost $8,850,652) (r)			8,927,529
Other assets less liabilities - 56.3%			11,506,661

Net Assets - 100.0%			$20,434,190

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	5	March 2018	EUR	500	$1,015,284	$985,915	$(29,369)
U.S. Long Bond (CBT) Futures	4	March 2018	USD	400	610,693	591,250	(19,443)
Sold Contracts
Euro-BOBL Futures	11	March 2018	EUR	1,100	1,807,051	1,781,562	25,489
Euro-BTP Futures	6	March 2018	EUR	600	1,038,500	1,012,956	25,544
Euro-OAT Futures	5	March 2018	EUR	500	971,904	949,351	22,553
U.S. T-Note 10 Yr (CBT) Futures	7	March 2018	USD	700	873,008	851,047	21,961

							$46,735

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	451	USD	136	2/02/18	$(5,887)
Bank of America, NA	USD	142	BRL	451	2/02/18	(1,055)
Citibank, NA	BRL	451	USD	142	2/02/18	1,055
Citibank, NA	USD	142	BRL	451	2/02/18	(759)
Citibank, NA	BRL	451	USD	142	3/02/18	785
Credit Suisse International	GBP	430	USD	584	2/02/18	(27,008)
Credit Suisse International	USD	573	GBP	426	2/02/18	31,217
State Street Bank & Trust Co.	MXN	4,190	USD	219	2/22/18	(5,133)
State Street Bank & Trust Co.	AUD	136	USD	103	3/07/18	(6,311)
State Street Bank & Trust Co.	NZD	146	USD	101	3/07/18	(6,677)
State Street Bank & Trust Co.	USD	103	AUD	128	3/07/18	(386)
State Street Bank & Trust Co.	EUR	73	USD	87	3/12/18	(3,655)
State Street Bank & Trust Co.	USD	374	EUR	314	3/12/18	17,438
State Street Bank & Trust Co.	DKK	174	USD	28	3/28/18	(1,366)
State Street Bank & Trust Co.	CAD	329	USD	265	4/12/18	(2,479)
State Street Bank & Trust Co.	RUB	2,606	USD	46	4/17/18	(363)

						$(10,584)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Goldman Sachs International	100	EUR	3,725.00	February 2018	EUR	– 0	–*	$467	$(366)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	Quarterly	2.08%	USD	485	$(28,563)	$(16,871)	$(11,692)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.26	USD	2,500	(37,467)	(17,838)	(19,629)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	Quarterly	1.71	EUR	18	(2,533)	(984)	(1,549)
Sale Contracts
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	Quarterly	2.08	USD	485	28,563	14,680	13,883
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.01	USD	498	44,580	34,996	9,584
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	Quarterly	1.16	EUR	114	13,623	6,090	7,533
iTraxx-XOVER Series 27, 5 Year Index, 6/20/22*	5.00%	Quarterly	2.02%	EUR	580	92,481	74,169	18,312
iTraxxx- XOVER Series 28, 5 Year Index, 12/20/22*	5.00	Quarterly	2.38%	EUR	930	142,093	127,249	14,844

						$252,777	$221,491	$31,286

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD	250	5/09/19	1.732%	3 Month LIBOR	Semi-Annual/ Quarterly	$1,159

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Anglo American Capital, 4.450%, 9/27/20, 6/20/22*	(5.00)%	Quarterly	0.90%	EUR	200	$(45,430)	$(25,820)		$(19,610)
Arcelormittal, 6.125%, 6/01/18, 6/20/22*	(5.00)	Quarterly	0.90	EUR	200	(45,409)	(20,680)		(24,729)
Barclays Bank PLC
Indonesia Government International Bond, 5.875%, 3/13/20, 6/20/22*	(1.00)	Quarterly	0.71	USD	600	(7,420)	7,888		(15,308)
Repsol International Finance BV, 4.875%, 2/19/19, 6/20/22*	(1.00)	Quarterly	0.35	EUR	200	(7,235)	1,161		(8,396)
Russian Foreign Bond - Eurobond, 7.500%, 3/31/30, 6/20/22*	(1.00)%	Quarterly	0.94%	USD	400	(1,151)	11,606		(12,757)
Citibank, NA
Dell, Inc., 7.100%, 4/15/28, 12/20/21*	(1.00)	Quarterly	1.32	USD	200	2,126	15,568		(13,442)
Quest Diagnostics, Inc., 6.950%, 7/01/37, 12/20/20*	(1.00)	Quarterly	0.15	USD	500	(12,643)	(1,087)		(11,556)
Renault SA, 3.125%, 3/05/21, 12/20/19*	(1.00)	Quarterly	0.17	EUR	160	(3,365)	– 0	–	(3,365)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	(5.00)%	Quarterly	1.44%	USD	1,000	$(85,851)	$51,110		$(136,961)
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)	Quarterly	0.24	USD	1,000	(13,222)	(8,005)		(5,217)
CDX-CMBX.NA.BB Series 6, 5//11/63*	(5.00)	Monthly	12.14	USD	80	19,186	19,443		(257)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	(3.00)	Monthly	6.94	USD	134	19,794	16,041		3,753
Conagra Brands, Inc., 7.000%, 10/01/28, 12/20/21*	(1.00)	Quarterly	0.37	USD	300	(7,438)	– 0	–	(7,438)
Lamb Weston Holdings Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)%	Quarterly	0.34	USD	300	(7,792)	– 0	–	(7,792)
Deutsche Bank AG Lloyds Bank PLC, 2.750%, 12/09/18, 12/20/19*	(1.00)	Quarterly	0.16	EUR	470	(10,084)	(5,446)		(4,638)
Goldman Sachs International
Amkor Technology, Inc., 6.625%, 6/01/21, 6/20/21*	(5.00)	Quarterly	0.85	USD	100	(13,853)	(3,397)		(10,456)
Arconic, Inc., 5.720%, 2/23/19, 6/20/22*	(1.00)	Quarterly	0.75	USD	200	(2,060)	6,850		(8,910)
Boyd Gaming Corp., 6.875%, 5/15/23, 6/20/22*	(5.00)%	Quarterly	0.73%	USD	200	(36,448)	(24,189)		(12,259)
California Resource Corp., 6.000%, 11/15/24, 6/20/22*	(5.00)	Quarterly	9.28	USD	600	87,307	155,089		(67,782)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	(3.00)	Monthly	6.94	USD	55	8,124	9,269		(1,145)
First Data Corp., 7.000%, 12/01/23, 6/20/22*	(5.00)	Quarterly	1.34	USD	600	(92,074)	(78,282)		(13,792)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Gap, Inc. (The), 5.950%, 4/12/21, 6/20/22*	(1.00)%	Quarterly	0.85%	USD	200	$(1,168)	$15,630	$(16,798)
Meritor, Inc., 6.250%, 2/15/24, 6/20/22*	(5.00)	Quarterly	0.89	USD	200	(34,844)	(21,314)	(13,530)
Meritor, Inc., 6.250%, 2/15/24, 6/20/22*	(5.00)	Quarterly	0.89	USD	400	(69,687)	(42,175)	(27,512)
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/18*	(1.00)	Quarterly	0.11	USD	250	(1,157)	771	(1,928)
Yum! Brands, Inc., 6.250%, 3/15/18, 6/20/21*	(1.00)	Quarterly	0.29	USD	200	(4,702)	9,276	(13,978)
JPMorgan Chase Bank, NA
Federative Republic of Brazil, 4.250%, 1/07/25,6/20/22*	(1.00)	Quarterly	1.25	USD	200	2,072	10,508	(8,436)
Republic of Colombia, 10.375%, 1/28/33, 6/20/22*	(1.00)	Quarterly	0.76	USD	600	(6,075)	10,360	(16,435)
Morgan Stanley & Co. International PLC
Arcelormittal, 6.125%, 6/01/18, 6/20/22*	(5.00)	Quarterly	0.90	EUR	200	(45,410)	(33,048)	(12,362)
Morgan Stanley Capital Services LLC
Anglo American Capital, 4.450%, 9/27/20, 6/20/22*	(5.00)%	Quarterly	0.90%	EUR	200	(45,430)	(38,372)	(7,058)
British Telecommunications PLC, 5.750%, 12/07/28, 12/20/20*	(1.00)	Quarterly	0.27	EUR	960	(26,877)	(5,971)	(20,906)
Federative Republic of Brazil, 4.250%, 1/07/25,6/20/22*	(1.00)	Quarterly	1.25	USD	200	2,072	11,591	(9,519)
Koninklijke KPN NV, 7.500%, 2/04/19, 12/20/20*	(1.00)	Quarterly	0.26	EUR	350	(9,844)	(324)	(9,520)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Noble Holding International Ltd., 4.900%, 8/01/20, 12/20/21*	(1.00)%	Quarterly	3.05%	USD	150	$10,529	$23,707	$(13,178)
Sale Contracts
Bank of America, NA Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	Quarterly	4.41	USD	20	328	421	(93)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	0.54	USD	20	2,172	752	1,420
Citibank, NA
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	Quarterly	1.06	USD	20	(89)	(1,143)	1,054
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	2.61	USD	20	(795)	(833)	38
Staples, Inc., 2.750%, 9/15/25, 6/20/20*	1.00	Quarterly	2.28	USD	20	(667)	(406)	(261)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	Quarterly	1.44	USD	1,200	(13,332)	(143,528)	130,196
Unitymedia GmbH, 6.125%, 1/15/25, 6/20/20*	5.00	Quarterly	0.60	EUR	90	12,368	7,823	4,545
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00%	Quarterly	1.94%	USD	20	(485)	(885)	400
Credit Suisse International
AT&T, Inc., 2.450%, 6/30/20, 9/20/19*	1.00%	Quarterly	0.18	USD	1,000	14,311	9,292	5,019
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00%	Quarterly	5.11	USD	20	(1,895)	(1,766)	(129)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00%	Quarterly	0.39	USD	20	288	(724)	1,012
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00%	Quarterly	1.44	USD	20	(222)	(2,155)	1,933
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.94	USD	189	(27,918)	(31,829)	3,911
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	12.14	USD	80	(19,186)	(19,290)	104

						$(520,581)	$(116,513)	$(404,068)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	727,000	LIBOR	Quarterly	USD	727	3/20/18	$1,758
iBoxx $ Liquid High Yield Index	545,000	LIBOR	Quarterly	USD	545	3/20/18	1,318
iBoxx $ Liquid High Yield Index	364,000	LIBOR	Quarterly	USD	364	3/20/18	880
iBoxx $ Liquid High Yield Index	182,000	LIBOR	Quarterly	USD	182	3/20/18	457
Citibank, NA
iBoxx $ Liquid High Yield Index	727,000	LIBOR	Quarterly	USD	727	3/20/18	1,894
iBoxx $ Liquid High Yield Index	363,000	LIBOR	Quarterly	USD	363	3/20/18	946
iBoxx $ Liquid High Yield Index	182,000	LIBOR	Quarterly	USD	182	3/20/18	338
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	364,000	LIBOR	Quarterly	USD	364	3/20/18	609

							$8,200

*	Notional Amount less than 500.

(a)	Fair valued by the Adviser.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2018.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.98% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	12/22/17	$	– 0	–	$	– 0	–	0.00%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 2/15/19	10/19/16		82,138			86,947		0.43%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18	9/15/17		32,675			14,466		0.07%
Exide Technologies
11.00%, 4/30/22	12/01/17		56,809			55,341		0.27%
Exide Technologies
7.00%, 4/30/25	12/01/17		18,737			20,406		0.10%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15		21,437			– 0	–	0.00%
Modular Space Corp.	4/03/17		11,343			21,977		0.11%

(e)	Illiquid security.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(g)	Non-income producing security.
(h)	Defaulted.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $(2,707,504) or (13.2)% of net assets.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value	Percentage of Net Assets
CHC Group LLC	3/23/17	$141,676		$15,496	0.08%
CHC Group LLC/CHC
Finance Ltd. Series AI, 10/01/20	3/10/17	69,593		129,266	0.63%
Exide Technologies	5/23/17	– 0	–	6,378	0.03%

(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2018.
(r)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,331,315 and gross unrealized depreciation of investments was $(1,581,609), resulting in net unrealized appreciation of $(250,294).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

AB Bond Fund, Inc.

AB Credit Long / Short Portfolio

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$4,777,365		$89,254	(a)	$4,866,619
Corporates - Investment Grade		– 0	–	934,599		– 0	–	934,599
Common Stocks		401,400		77,301		81,536		560,237
Emerging Markets - Corporate Bonds		– 0	–	447,969		– 0	–	447,969
Inflation - Linked Securities		– 0	–	349,429		– 0	–	349,429
Governments - Treasuries		– 0	–	330,886		– 0	–	330,886
Preferred Stocks		– 0	–	35,849		270,452		306,301
Asset-Backed Securities		– 0	–	– 0	–	209,268		209,268
Collateralized Mortgage Obligations		– 0	–	136,660		– 0	–	136,660
Emerging Markets - Sovereigns		– 0	–	124,875		– 0	–	124,875
Emerging Markets - Treasuries		– 0	–	80,007		– 0	–	80,007
Warrants		3,918		– 0	–	5,764	(a)	9,682
Options Purchased - Calls		– 0	–	1,969		– 0	–	1,969
Short-Term Investments:
U.S. Treasury Bills		– 0	–	11,223,405		– 0	–	11,223,405
Investment Companies		1,975,869		– 0	–	– 0	–	1,975,869
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(9,551,522)		– 0	–(a)	(9,551,522)
Corporates - Investment Grade		– 0	–	(2,393,989)		– 0	–	(2,393,989)
Preferred Stocks		(387,360)		– 0	–	– 0	–	(387,360)
Emerging Markets - Corporate Bonds		– 0	–	(190,375)		– 0	–	(190,375)
Emerging Markets - Sovereigns		– 0	–	(107,000)		– 0	–	(107,000)

Total Investments in Securities		1,993,827		6,277,428		656,274		8,927,529
Other Financial Instruments (b):
Assets:
Futures		95,547		– 0	–	– 0	–	95,547
Forward Currency Exchange Contracts		– 0	–	50,495		– 0	–	50,495
Centrally Cleared Credit Default Swaps		– 0	–	321,340		– 0	–	321,340
Centrally Cleared Interest Rate Swaps		– 0	–	1,159		– 0	–	1,159
Credit Default Swaps		– 0	–	180,677		– 0	–	180,677
Total Return Swaps		– 0	–	8,200		– 0	–	8,200
Liabilities:
Futures		(48,812)		– 0	–	– 0	–	(48,812)
Forward Currency Exchange Contracts		– 0	–	(61,079)		– 0	–	(61,079)
Call Options Written		– 0	–	(366)		– 0	–	(366)
Centrally Cleared Credit Default Swaps		– 0	–	(68,563)		– 0	–	(68,563)
Credit Default Swaps		– 0	–	(701,258)		– 0	–	(701,258)

Total (c)		$2,040,562		$6,008,033		$656,274		$8,704,869

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade(a)		Common Stocks		Asset-Backed Securities
Balance as of 10/31/17	$98,399		$51,680		$261,546
Accrued discounts/(premiums)	(1,197)		– 0	–	133
Realized gain (loss)	(127,317)		– 0	–	(3,661)
Change in unrealized appreciation/depreciation	130,643		(28,548)		3,171
Purchases/Payups	8,557		17,232		– 0	–
Sales/Paydowns	(21,856)		(183,257)		(51,921)
Transfers in to Level 3	2,025		19,449		– 0	–
Transfers out of Level 3	– 0	–	(5,566)		– 0	–

Balance as of 1/31/18	$89,254		$(129,010)		$209,268

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$7,083		$12,677		$(1,963)

	Preferred Stocks		Warrants(a)		Total
Balance as of 10/31/17	$253,148		$334		$665,107
Accrued discounts/(premiums)	– 0	–	– 0	–	(1,064)
Realized gain (loss)	– 0	–	– 0	–	(130,978)
Change in unrealized appreciation/depreciation	56,438		5,430		167,134
Purchases/Payups	182,732		– 0	–	208,521
Sales/Paydowns	(11,320)		– 0	–	(268,354)
Transfers in to Level 3	– 0	–	– 0	–	21,474
Transfers out of Level 3	– 0	–	– 0	–	(5,566)

Balance as of 1/31/18	$480,998		$5,764		$656,274	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$58,984		$5,764		$82,545

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2018. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/18	Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$4,546	Recovery Analysis	Collateral Value	$100.00/N/A
Preferred Stocks	$7,800	Market Approach	EBITDA* Projection EBITDA* Multiple	$96.00MM/N/A 8.8X-9.8X/9.3X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in collateral value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,494	$12,985	$17,503	$1,976	$	– 0	–

AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 90.5%
Japan - 0.8%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	483,167	$4,683,629

United States - 89.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/24 (TIPS) (a)	U.S.$	144,106	142,256,356
0.125%, 4/15/21-7/15/26 (TIPS)		68,852	67,470,034
0.375%, 7/15/23 (TIPS) (a)(b)		19,318	19,272,313
0.375%, 7/15/25 (TIPS) (a)		41,729	41,285,591
0.375%, 7/15/27 (TIPS)		1,586	1,556,739
0.625%, 7/15/21 (TIPS) (a)		23,747	24,050,976
0.625%, 1/15/24-1/15/26 (TIPS)		79,541	79,996,214
1.375%, 1/15/20 (TIPS) (b)		18,799	19,236,225
1.75%, 1/15/28 (TIPS)		6,969	7,720,642
2.00%, 1/15/26 (TIPS)		11,107	12,328,348
2.375%, 1/15/25 (TIPS)		7,933	8,926,872
2.375%, 1/15/27 (TIPS) (a)		49,021	56,572,817
2.50%, 1/15/29 (TIPS)		2,321	2,773,475

			483,446,602

Total Inflation-Linked Securities (cost $492,153,358)			488,130,231

CORPORATES - INVESTMENT GRADE - 10.5%
Financial Institutions - 5.5%
Banking - 4.7%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	209,706
Banco Santander SA
3.50%, 4/11/22		600	606,282
Bank of America Corp.
2.881%, 4/24/23		1,155	1,143,080
3.824%, 1/20/28		965	982,496
Barclays PLC
3.65%, 3/16/25		294	290,360
3.684%, 1/10/23		700	704,921
BNP Paribas SA
3.80%, 1/10/24 (c)		332	338,464
Series E
2.25%, 1/11/27 (c)	EUR	199	257,428
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	213	233,450
Capital One Financial Corp.
3.30%, 10/30/24		1,241	1,220,089
Citigroup, Inc.
3.668%, 7/24/28		835	835,793
3.875%, 3/26/25		655	660,175
Compass Bank
2.875%, 6/29/22		955	936,931
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	410,842

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23	U.S.$	1,285	$1,309,492
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		382	372,897
3.077% (LIBOR 3 Month + 1.60%), 11/29/23 (d)		406	425,354
3.85%, 7/08/24		1,000	1,022,800
HSBC Holdings PLC
4.00%, 3/30/22		1,000	1,034,800
4.041%, 3/13/28		880	901,366
Intesa Sanpaolo SpA
3.875%, 1/12/28 (c)		510	498,841
JPMorgan Chase & Co.
2.295%, 8/15/21		322	316,210
3.22%, 3/01/25		1,180	1,171,870
3.782%, 2/01/28		518	527,034
4.25%, 10/15/20		55	57,298
Lloyds Banking Group PLC
4.65%, 3/24/26		318	329,677
Morgan Stanley
3.591%, 7/22/28		1,200	1,188,408
Series G
5.50%, 7/28/21		456	492,840
Nationwide Building Society
4.00%, 9/14/26 (c)		820	816,326
PNC Bank NA
3.80%, 7/25/23		940	965,747
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		1,190	1,206,672
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	400	546,918
Santander UK PLC
5.00%, 11/07/23 (c)	U.S.$	505	533,427
UBS AG/Stamford CT
7.625%, 8/17/22		465	542,171
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		1,153	1,189,977
US Bancorp
Series J
5.30%, 4/15/27 (e)		427	458,026
Wells Fargo & Co.
3.069%, 1/24/23		759	759,342

			25,497,510

Finance - 0.2%
Synchrony Financial
3.95%, 12/01/27		1,250	1,225,600

Insurance - 0.3%
Coventry Health Care, Inc.
5.45%, 6/15/21		415	444,345
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		5	5,296
Lincoln National Corp.
8.75%, 7/01/19		54	58,466

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
5.70%, 6/15/35	U.S.$	90	$111,539
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	383,504
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	206,297
XLIT Ltd.
3.25%, 6/29/47	EUR	250	311,927

			1,521,374

REITS - 0.3%
Trust F/1401
5.25%, 1/30/26 (c)	U.S.$	640	672,000
Welltower, Inc.
4.00%, 6/01/25		708	723,165

			1,395,165

			29,639,649

Industrial - 4.8%
Basic - 0.4%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	202,086
Eastman Chemical Co.
3.80%, 3/15/25		227	233,903
Minsur SA
6.25%, 2/07/24 (c)		314	348,540
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		393	397,912
Vale Overseas Ltd.
6.875%, 11/21/36		515	646,969
Yamana Gold, Inc.
4.95%, 7/15/24		403	420,281

			2,249,691

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		590	625,341
General Electric Co.
Series D
5.00%, 1/21/21 (e)		191	192,902

			818,243

Communications - Media - 0.1%
CBS Corp.
3.50%, 1/15/25		300	297,399
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	158,979
Time Warner Cable LLC
4.50%, 9/15/42		235	216,750
5.00%, 2/01/20		35	36,343
8.75%, 2/14/19		25	26,513

			735,984

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.4%
AT&T, Inc.
3.40%, 5/15/25	U.S.$	120	$116,733
3.90%, 8/14/27		950	947,758
4.125%, 2/17/26		431	435,603
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	46,838
Verizon Communications, Inc.
5.50%, 3/16/47	U.S.$	535	608,964

			2,155,896

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	398,844
5.875%, 8/02/21		640	693,299
General Motors Co.
3.50%, 10/02/18		425	428,540

			1,520,683

Consumer Non-Cyclical - 0.5%
Baxalta, Inc.
3.60%, 6/23/22		700	708,421
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	87,247
Mylan NV
3.125%, 11/22/28 (c)	EUR	549	719,631
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)	U.S.$	209	209,000
Tyson Foods, Inc.
2.65%, 8/15/19		199	199,396
3.95%, 8/15/24		650	671,859

			2,595,554

Energy - 1.5%
Cenovus Energy, Inc.
3.00%, 8/15/22		33	32,406
5.70%, 10/15/19		159	165,982
Ecopetrol SA
5.875%, 5/28/45		292	308,425
Energy Transfer LP
5.20%, 2/01/22		510	542,620
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	118,083
Enterprise Products Operating LLC
3.70%, 2/15/26		771	785,803
5.20%, 9/01/20		335	355,593
Hess Corp.
4.30%, 4/01/27		563	565,657
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		104	107,052
5.00%, 10/01/21		1,200	1,270,332
Marathon Petroleum Corp.
5.125%, 3/01/21		280	298,617
Noble Energy, Inc.
3.90%, 11/15/24		491	502,833
4.15%, 12/15/21		127	131,679

	Principal Amount (000)		U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	621	$606,195
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		418	443,870
Valero Energy Corp.
6.125%, 2/01/20		476	508,083
Williams Partners LP
3.90%, 1/15/25		1,250	1,265,800
4.125%, 11/15/20		300	309,393

			8,318,423

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)		600	633,000

Services - 0.3%
Expedia, Inc.
3.80%, 2/15/28		886	843,738
S&P Global, Inc.
4.40%, 2/15/26		611	649,639

			1,493,377

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,378
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		190	187,441
3.875%, 1/15/27 (c)		407	395,909
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (c)		456	472,658
5.45%, 6/15/23 (c)		387	414,670
6.02%, 6/15/26 (c)		138	150,907
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		871	861,271
KLA-Tencor Corp.
4.65%, 11/01/24		639	681,979
Lam Research Corp.
2.80%, 6/15/21		250	249,778
Motorola Solutions, Inc.
7.50%, 5/15/25		92	109,615
Seagate HDD Cayman
4.75%, 1/01/25		398	395,115
VMware, Inc.
2.95%, 8/21/22		389	375,918
Western Digital Corp.
7.375%, 4/01/23 (c)		447	487,342

			4,789,981

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		565	570,322

			25,881,154

	Principal Amount (000)		U.S. $ Value
Utility - 0.2%
Electric - 0.2%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	U.S.$	332	$435,086
CMS Energy Corp.
5.05%, 3/15/22		144	154,289
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		620	667,275

			1,256,650

Natural Gas - 0.0%
NiSource, Inc.
6.80%, 1/15/19		12	12,502

			1,269,152

Total Corporates - Investment Grade (cost $55,618,996)			56,789,955

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
Non-Agency Fixed Rate CMBS - 5.4%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (f)		15	14,892
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,070	1,060,968
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		1,210	1,218,163
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		730	723,099
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	893,236
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D
4.38%, 4/10/46 (c)(f)		191	177,350
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,382	1,373,891
Series 2015-GC35, Class A4
3.818%, 11/10/48		450	464,791
Series 2016-C1, Class A4
3.209%, 5/10/49		775	768,019
Series 2016-GC36, Class A5
3.616%, 2/10/49		565	575,490
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		262	253,775
Series 2015-CR24, Class A5
3.696%, 8/10/48		590	608,274
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,155	1,190,232
Series 2015-PC1, Class A5

	Principal Amount (000)		U.S. $ Value
3.902%, 7/10/50	U.S.$	745	$771,334
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		475	482,576
Series 2015-C3, Class A4
3.718%, 8/15/48		395	406,250
Series 2015-C4, Class A4
3.808%, 11/15/48		1,853	1,914,611
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		710	710,518
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		458	441,295
Series 2014-GC18, Class D
4.944%, 1/10/47 (c)(f)		581	495,293
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		222	221,907
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (f)		182	182,367
Series 2011-C5, Class D
5.408%, 8/15/46 (c)(f)		129	126,819
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.918%, 9/15/47 (g)		22,540	1,019,635
Series 2015-C30, Class A5
3.822%, 7/15/48		585	605,685
Series 2015-C31, Class A3
3.801%, 8/15/48		990	1,024,046
Series 2015-C32, Class C
4.668%, 11/15/48 (f)		545	546,011
Series 2015-C33, Class A4
3.77%, 12/15/48		1,150	1,186,702
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		222	175,528
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		67	66,810
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		531	527,634
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class XA
1.134%, 10/15/48 (g)		11,148	706,078
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)		320	319,035
Series 2016-UB12, Class A4
3.596%, 12/15/49		870	885,244
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,289,507

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48	U.S.$	1,160	$1,170,841
Series 2015-SG1, Class C
4.469%, 9/15/48 (f)		537	530,393
Series 2016-LC25, Class C
4.436%, 12/15/59 (f)		330	318,310
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	869,934
Series 2016-NXS6, Class C
4.311%, 11/15/49 (f)		525	523,529
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		494	499,763
Series 2014-C20, Class A2
3.036%, 5/15/47		648	652,112

			28,991,947

Non-Agency Floating Rate CMBS - 1.2%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.56% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(d)(f)		1,755	1,756,620
BX Trust
Series 2017-IMC, Class A
2.61% (LIBOR 1 Month + 1.05%), 10/15/32 (c)(d)		1,150	1,152,861
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.16% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(d)(f)		185	186,847
Great Wolf Trust
Series 2017-WOLF, Class A
2.56% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(d)		745	747,092
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.21% (LIBOR 1 Month + 1.65%), 6/24/49 (d)(f)(h)		345	345,496
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.26% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(d)		753	754,967
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.424% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(d)		214	213,544
Series 2015-XLF2, Class SNMA
3.504% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(d)		195	194,116

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.78% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(d)	U.S.$	1,009	$1,008,750

			6,360,293

Total Commercial Mortgage-Backed Securities (cost $35,608,022)			35,352,240

ASSET-BACKED SECURITIES - 4.6%
Autos - Fixed Rate - 2.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		116	116,134
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		707	706,541
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		239	239,077
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		140	139,982
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		289	290,374
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		118	117,949
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		207	207,094
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		259	259,218
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		97	96,904
Series 2017-D, Class A
1.87%, 3/15/21(c)		872	868,907
Drive Auto Receivables Trust
Series 2017-AA, Class A3
1.77%, 1/15/20 (c)		348	347,542
Series 2017-BA, Class A3
1.74%, 6/17/19 (c)		618	618,204
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		4	4,143
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		250	260,039
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		109	109,027
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		444	443,523

	Principal Amount (000)		U.S. $ Value
Series 2017-3A, Class A
2.05%, 12/15/21 (c)	U.S.$	814	$811,237
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		325	349,168
Series 2016-4, Class D
3.89%, 11/15/22 (c)		330	328,328
Series 2017-2, Class A
1.85%, 7/15/21 (c)		661	658,538
Series 2017-4, Class A
2.07%, 4/15/22 (c)		333	331,421
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	726,835
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		126	126,433
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		599	598,308
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		625	623,613
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		489	491,318
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		508	506,794
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		1,000	991,298
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		737	734,558
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		368	366,762
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		30	30,482
Series 2017-3, Class A2
1.67%, 6/15/20		581	579,819

			13,079,570

Other ABS - Fixed Rate - 1.4%
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (c)(f)		22	21,913
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (c)(f)		804	803,678
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	491,170
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)(f)		55	55,203

	Principal Amount (000)		U.S. $ Value
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(f)	U.S.$	282	$282,891
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(f)		554	554,304
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(f)		387	386,989
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(f)		297	296,182
Marlette Funding Trust 2018-1
Series 2018-1A, Class A
2.61%, 3/15/28 (c)(f)		790	789,048
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(f)		285	285,821
SBA Tower Trust
3.156%, 10/08/20 (c)		851	848,873
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(f)		183	184,324
Series 2016-3, Class A
3.05%, 12/26/25 (c)(f)		476	476,598
Series 2017-2, Class A
3.28%, 2/25/26 (c)(f)		452	454,802
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(f)		855	845,290
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(f)		990	977,028

			7,754,114

Credit Cards - Fixed Rate - 0.4%
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,084,956
Series 2016-1, Class A
2.04%, 3/15/22		209	208,688
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		373	372,951
Series 2016-B, Class A
1.44%, 6/15/22		313	312,012

			1,978,607

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.06% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(d)		1,037	1,041,427
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.13% (LIBOR 1 Month + 0.57%), 1/15/22 (d)		692	696,972

			1,738,399

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.1%
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
2.04% (LIBOR 1 Month + 0.48%), 2/15/22 (d)	U.S.$	403	$403,241

Total Asset-Backed Securities (cost $24,942,745)			24,953,931

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Risk Share Floating Rate - 2.7%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.061% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(h)		185	188,626
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/23 (d)		1,030	1,150,976
Series 2014-DN3, Class M3
5.561% (LIBOR 1 Month + 4.00%), 8/25/24 (d)		964	1,053,644
Series 2014-HQ3, Class M3
6.311% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		323	359,973
Series 2015-DNA1, Class M3
4.861% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		260	291,380
Series 2015-DNA2, Class M2
4.161% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		551	562,002
Series 2015-DNA3, Class M3
6.261% (LIBOR 1 Month + 4.70%), 4/25/28 (d)		281	338,813
Series 2015-HQA1, Class M2
4.211% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		396	403,785
Series 2015-HQA2, Class M3
6.361% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		276	323,829
Series 2016-DNA1, Class M3
7.111% (LIBOR 1 Month + 5.55%), 7/25/28 (d)		324	390,116
Series 2016-HQA1, Class M3
7.911% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		600	737,795
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
6.461% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		476	544,899
Series 2014-C04, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.561% (LIBOR 1 Month + 5.00%), 11/25/24 (d)	U.S.$	151	$170,596
Series 2015-C01, Class 1M2
5.861% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		338	371,231
Series 2015-C01, Class 2M2
6.111% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		307	333,104
Series 2015-C02, Class 1M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		446	488,752
Series 2015-C02, Class 2M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		341	367,904
Series 2015-C03, Class 1M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		583	662,333
Series 2015-C03, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		590	653,005
Series 2015-C04, Class 1M2
7.261% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		1,121	1,292,015
Series 2015-C04, Class 2M2
7.111% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		565	636,120
Series 2016-C01, Class 1M2
8.311% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		587	700,239
Series 2016-C01, Class 2M2
8.511% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		446	529,187
Series 2016-C02, Class 1M2
7.561% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		505	598,087
Series 2016-C03, Class 2M2
7.461% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		1,214	1,409,866
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
4.311% (LIBOR 1 Month + 2.75%), 11/25/25 (c)(d)		14	13,709
Series 2015-WF1, Class 2M1
4.411% (LIBOR 1 Month + 2.85%), 11/25/25 (d)(h)		88	89,182

			14,661,168

Agency Floating Rate - 1.2%
Federal Home Loan Mortgage Corp. REMICs
Series 4693, Class SL
4.591% (LIBOR 1 Month + 6.15%), 6/15/47 (d)(i)		2,989	585,206
Series 4727, Class SA

	Principal Amount (000)		U.S. $ Value
4.641% (LIBOR 1 Month + 6.20%), 11/15/47 (d)(i)	U.S.$	3,446	$650,915
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.979% (LIBOR 1 Month + 6.54%), 12/25/41 (d)(i)		1,558	310,768
Series 2014-17, Class SA
4.489% (LIBOR 1 Month + 6.05%), 4/25/44 (d)(i)		3,908	672,858
Series 2014-78, Class SE
4.539% (LIBOR 1 Month + 6.10%), 12/25/44 (d)(i)		2,772	451,876
Series 2014-92, Class SX
4.539% (LIBOR 1 Month + 6.10%), 1/25/45 (d)(i)		3,511	611,772
Series 2016-77, Class DS
4.439% (LIBOR 1 Month + 6.00%), 10/25/46 (d)(i)		3,172	578,140
Series 2017-62, Class AS
4.589% (LIBOR 1 Month + 6.15%), 8/25/47 (d)(i)		3,049	581,711
Series 2017-81, Class SA
4.639% (LIBOR 1 Month + 6.20%), 10/25/47 (d)(i)		3,187	630,347
Series 2017-97, Class LS
4.639% (LIBOR 1 Month + 6.20%), 12/25/47 (d)(i)		3,320	653,486
Government National Mortgage Association
Series 2017-122, Class SA
4.639% (LIBOR 1 Month + 6.20%), 8/20/47 (d)(i)		2,156	439,093
Series 2017-134, Class MS
4.639% (LIBOR 1 Month + 6.20%), 9/20/47 (d)(i)		2,061	427,516

			6,593,688

Total Collateralized Mortgage Obligations (cost $19,878,132)			21,254,856

CORPORATES - NON-INVESTMENT GRADE - 2.5%
Industrial - 1.5%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		391	401,240
SPCM SA
4.875%, 9/15/25 (c)		500	501,940

			903,180

Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)		656	645,340
CSC Holdings LLC
6.75%, 11/15/21		145	155,388

	Principal Amount (000)		U.S. $ Value
SFR Group SA
5.375%, 5/15/22 (c)	EUR	231	$293,251

			1,093,979

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	70	70,459
Sprint Capital Corp.
6.90%, 5/01/19		1,000	1,041,530

			1,111,989

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		321	318,570

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.25%, 2/15/22 (c)		360	386,150
6.50%, 2/15/25 (c)		460	512,836
KB Home
4.75%, 5/15/19		345	349,933

			1,248,919

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		385	344,829

Energy - 0.4%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		575	439,875
Nabors Industries, Inc.
5.50%, 1/15/23		671	672,228
PDC Energy, Inc.
5.75%, 5/15/26 (c)		643	656,715
SM Energy Co.
6.50%, 1/01/23		41	41,765
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (c)		618	629,686

			2,440,269

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		480	485,626

Transportation - Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		270	265,326

			8,212,687

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 1.0%
Banking - 0.9%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (e)	U.S.$	600	$624,420
Bank of America Corp.
Series Z
6.50%, 10/23/24 (e)		233	260,186
Barclays Bank PLC
6.86%, 6/15/32 (c)(e)		137	167,239
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (e)		650	637,884
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		283	289,096
7.75%, 1/11/27 (c)(e)	EUR	200	315,664
Series E
3.928%, 9/15/26 (c)		164	225,898
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (c)(d)(e)		150	186,087
8.625%, 8/15/21 (e)	U.S.$	480	536,419
Series U
4.013% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		600	608,712
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		400	383,308
7.50%, 4/02/22 (c)(e)		380	409,450

			4,644,363

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		415	440,394
7.25%, 1/25/22		54	58,412

			498,806

			5,143,169

Total Corporates - Non-Investment Grade (cost $13,109,001)			13,355,856

GOVERNMENTS - TREASURIES - 1.6%
Japan - 1.6%
Japan Government Ten Year Bond
Series 349
0.10%, 12/20/27 (cost $8,326,988)	JPY	912,400	8,372,400

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.7%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)	U.S.$	426	$138,731
7.125%, 6/26/42 (c)		368	141,680

			280,411

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		328	338,660

Consumer Non-Cyclical - 0.2%
MARB BondCo PLC
7.00%, 3/15/24 (c)		200	199,750
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		335	350,410
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		218	219,297
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		543	452,048
Virgolino de Oliveira Finance SA
10.50%, 1/28/21 (f)(h)(j)(k)		655	42,575

			1,264,080

Energy - 0.2%
Petrobras Global Finance BV
5.75%, 2/01/29		802	793,322
6.125%, 1/17/22		24	25,584
6.25%, 3/17/24		565	601,782
Ultrapar International SA
5.25%, 10/06/26 (c)		330	334,744

			1,755,432

Transportation - Services - 0.1%
Rumo Luxembourg Sarl
5.875%, 1/18/25 (c)		458	463,239

			4,101,822

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (c)		366	398,757

Total Emerging Markets - Corporate Bonds (cost $5,104,956)			4,500,579

EMERGING MARKETS - TREASURIES - 0.8%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
27.28% (ARPP7DRR + 0.00%), 6/21/20 (d)	ARS	8,700	485,118

Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	12,270	3,909,374

Total Emerging Markets - Treasuries (cost $3,779,366)			4,394,492

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (c)	U.S.$	385	$380,038

Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		657	674,739
6.50%, 3/13/27 (c)		895	976,776

			1,651,515

Total Quasi-Sovereigns (cost $1,990,334)			2,031,553

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
4.125%, 1/21/26 (cost $679,499)		650	670,313

EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c) (cost $255,000)		255	270,300

	Shares
COMMON STOCKS - 0.0%
Financials - 0.0%
Insurance - 0.0%
Mt. Logan Re Ltd. (Preference Shares) (f)(l)(m) (cost $260,000)		260	260,201

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.9%
Governments - Treasuries - 1.9%
Japan - 1.9%
Japan Treasury Discount Bill
Series 729
Zero Coupon, 4/05/18 (cost $9,625,251)	JPY	1,091,200	9,998,668

	Shares
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (n)(o)(p) (cost $5,294,975)		5,294,975	5,294,975

Total Short-Term Investments (cost $14,920,226)			15,293,643

Total Investments - 125.3% (cost $676,626,623) (q)			675,630,550
Other assets less liabilities - (25.3)%			(136,528,015)

Net Assets - 100.0%			$539,102,535

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	214	March 2018	USD	21,400	$24,899,545	$24,548,141	$(351,404)
U.S. Ultra Bond (CBT) Futures	6	March 2018	USD	600	972,009	971,625	(384)
Sold Contracts
Euro-BOBL Futures	224	March 2018	EUR	22,400	36,797,937	36,279,075	518,862
U.S. T-Note 2 Yr (CBT) Futures	449	March 2018	USD	89,800	96,317,455	95,742,235	575,220
U.S. T-Note 10 Yr (CBT)
Futures	550	March 2018	USD	55,000	68,352,197	66,867,969	1,484,228

							$2,226,522

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand
Banking Group Ltd.	NZD	1,608	USD	1,113	3/07/18	$(71,125)
Bank of America, NA	BRL	1,789	USD	538	2/02/18	(23,377)
Bank of America, NA	USD	566	BRL	1,789	2/02/18	(4,190)
Citibank, NA	BRL	4,490	USD	1,420	2/02/18	10,518
Citibank, NA	GBP	1,019	USD	1,370	2/02/18	(76,648)
Citibank, NA	USD	1,417	BRL	4,490	2/02/18	(7,561)
Citibank, NA	USD	1,041	CNY	6,905	2/07/18	55,168
Citibank, NA	USD	956	PEN	3,148	2/07/18	22,843
Citibank, NA	USD	1,000	MXN	19,140	2/22/18	24,576
Citibank, NA	BRL	4,490	USD	1,413	3/02/18	7,826
Citibank, NA	EUR	2,799	USD	3,364	3/12/18	(118,851)
Goldman Sachs Bank USA	BRL	2,701	USD	813	2/02/18	(34,834)
Goldman Sachs Bank USA	USD	854	BRL	2,701	2/02/18	(6,328)
HSBC Bank USA	USD	952	CNY	6,310	2/07/18	49,965
HSBC Bank USA	JPY	134,885	USD	1,213	2/09/18	(23,395)
HSBC Bank USA	EUR	1,475	PLN	6,218	3/09/18	23,848
HSBC Bank USA	CAD	1,995	USD	1,608	4/12/18	(15,520)
JPMorgan Chase Bank, NA	TWD	59,862	USD	2,008	2/07/18	(45,173)
JPMorgan Chase Bank, NA	CAD	1,656	EUR	1,083	3/12/18	1,387
JPMorgan Chase Bank, NA	GBP	1,068	USD	1,521	4/13/18	516
Royal Bank of Scotland PLC	PEN	3,143	USD	971	2/07/18	(6,503)
Standard Chartered Bank	JPY	1,979,106	USD	17,978	3/02/18	(177,470)
Standard Chartered Bank	USD	1,069	INR	68,160	3/12/18	(2,767)
State Street Bank & Trust Co.	GBP	49	USD	67	2/02/18	(1,937)
State Street Bank & Trust Co.	JPY	11,551	USD	105	2/09/18	(1,031)
State Street Bank & Trust Co.	AUD	252	USD	191	3/07/18	(11,692)
State Street Bank & Trust Co.	NZD	181	USD	131	3/07/18	(1,727)
State Street Bank & Trust Co.	EUR	2,877	USD	3,426	3/12/18	(154,532)
State Street Bank & Trust Co.	USD	1,547	RUB	88,463	4/17/18	12,216

						$(575,798)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00%	Quarterly	3.01%	USD	2,000	$179,038	$140,547	$38,491

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
GBP	45,530	11/07/19	6 Month LIBOR	0.790%	Semi-Annual/Semi-Annual	$(107,762)	$(295)		$(107,467)
USD	17,020	11/14/19	1.863%	3 Month LIBOR	Semi-Annual/ Quarterly	110,811	– 0	–	110,811
USD	6,420	8/11/20	3 Month LIBOR	1.712%	Quarterly/ Semi-Annual	(79,807)	– 0	–	(79,807)
USD	2,585	4/27/21	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	(84,269)	– 0	–	(84,269)
SEK	38,290	3/31/22	3 Month STIBOR	0.341%	Quarterly/ Annual	(9,609)	18		(9,627)
NZD	7,090	3/31/22	3 Month BKBM	2.936%	Quarterly/ Semi-Annual	112,879	– 0	–	112,879
GBP	8,620	11/07/22	1.032%	6 Month LIBOR	Semi-Annual/Semi-Annual	147,484	132		147,352
AUD	15,370	1/08/23	6 Month BBSW	2.460%	Semi-Annual/Semi-Annual	(88,819)	– 0	–	(88,819)
USD	2,610	1/14/24	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(49,776)	– 0	–	(49,776)
USD	2,300	2/14/24	2.889%	3 Month LIBOR	Semi-Annual/ Quarterly	(54,145)	– 0	–	(54,145)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,280	4/28/24	2.817%	3 Month LIBOR	Semi-Annual/Quarterly	$(53,382)	$	– 0	–	$(53,382)
USD	4,670	5/06/24	2.736%	3 Month LIBOR	Semi-Annual/Quarterly	(34,771)		– 0	–	(34,771)
USD	1,890	5/29/24	3 Month LIBOR	2.628%	Quarterly/Semi-Annual	(38)		– 0	–	(38)
USD	3,330	7/02/24	2.632%	3 Month LIBOR	Semi-Annual/Quarterly	4,103		– 0	–	4,103
USD	2,370	7/10/24	2.674%	3 Month LIBOR	Semi-Annual/Quarterly	(2,524)		– 0	–	(2,524)
USD	1,160	6/09/25	2.488%	3 Month LIBOR	Semi-Annual/Quarterly	14,570		– 0	–	14,570
USD	2,106	8/04/25	2.293%	3 Month LIBOR	Semi-Annual/Quarterly	42,239		– 0	–	42,239
USD	5,400	10/04/26	1.487%	3 Month LIBOR	Semi-Annual/Quarterly	508,221		– 0	–	508,221
USD	1,080	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	89,388		– 0	–	89,388
USD	1,080	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	88,140		– 0	–	88,140
USD	7,030	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	133,756		– 0	–	133,756
USD	2,190	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	73,354		– 0	–	73,354
USD	1,490	11/10/35	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	44,195		– 0	–	44,195
GBP	2,320	1/05/48	1.482%	6 Month LIBOR	Semi-Annual/Semi-Annual	174,107		– 0	–	174,107
USD	1,980	1/09/48	3 Month LIBOR	2.632%	Quarterly/Semi-Annual	(90,615)		– 0	–	(90,615)

						$887,730		$(145)		$887,875

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)%	Quarterly	0.77%	USD	466	$(28,954)	$(7,908)	$(21,046)
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)	Quarterly	0.77	USD	534	(33,179)	(9,396)	(23,783)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	30	(209)	383	(592)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	2,785	(19,410)	35,312	(54,722)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	26	(181)	240	(421)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	354	(2,467)	4,839	(7,306)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	3,469	(24,177)	37,205	(61,382)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	1,041	(7,255)	11,069	(18,324)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	387	(2,697)	5,247	(7,944)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	226	(1,575)	2,172	(3,747)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	418	(2,913)	5,517	(8,430)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	836	(5,827)	11,033	(16,860)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	723	(106,919)	(93,377)	(13,542)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.95%	USD	210	$(31,055)	$(29,755)	$(1,300)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	248	(36,676)	(34,325)	(2,351)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	547	(80,892)	(87,634)	6,742
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	67	(9,908)	(11,262)	1,354
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	209	(30,890)	(32,505)	1,615
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	1,145	(47,200)	(26,575)	(20,625)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	122	(18,042)	(15,518)	(2,524)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	130	(19,225)	(11,002)	(8,223)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	169	(24,992)	(14,606)	(10,386)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	326	(48,210)	(32,460)	(15,750)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	226	(33,402)	(34,989)	1,587
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	471	(69,653)	(31,798)	(37,855)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	138	(20,408)	(9,957)	(10,451)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	436	(64,477)	(32,643)	(31,834)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	130	(19,225)	(17,096)	(2,129)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.95%	USD	464	$(68,617)	$(39,829)	$(28,788)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	217	(32,090)	(25,903)	(6,187)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	218	(32,239)	(26,013)	(6,226)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	150	(22,183)	(19,726)	(2,457)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	30	(4,437)	(3,670)	(767)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	247	(36,528)	(27,770)	(8,758)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	662	(97,899)	(48,419)	(49,480)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	714	(105,589)	(42,770)	(62,819)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	1,000	(147,716)	(138,162)	(9,554)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	710	(104,997)	(85,316)	(19,681)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	1,300	(192,248)	(160,247)	(32,001)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	322	(47,618)	(45,733)	(1,885)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	59	(8,725)	(6,647)	(2,078)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	30	(4,436)	(3,092)	(1,344)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	30	(4,437)	(2,858)	(1,579)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	15	(2,218)	(1,403)	(815)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.95%	USD	178	$(26,324)	$(16,052)	$(10,272)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	166	(24,549)	(18,457)	(6,092)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	598	(88,434)	(95,932)	7,498
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	371	(54,864)	(63,281)	8,417
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	517	(76,455)	(89,453)	12,998
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	15	(2,218)	(2,378)	160
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.95	USD	191	(28,246)	(14,056)	(14,190)

						$(2,003,085)	$(1,396,956)	$(606,129)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$23,640	7/15/21	1.765%	CPI	#	Maturity/ Maturity	$409,925
Barclays Bank PLC	20,750	7/15/20	1.527%	CPI	#	Annual/ Annual	375,531
Barclays Bank PLC	6,950	1/15/21	1.490%	CPI	#	Annual/ Annual	138,520
Deutsche Bank AG	5,190	7/15/21	2.152%	CPI	#	Annual/ Annual	11,217

							$935,193

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$595	3/06/42	2.804%	3 Month LIBOR	Semi- Annual/ Quarterly	$(2,974)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	65	$(62)	$	– 0	–	$(62)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at January 31, 2018
HSBC Bank USA+	1.44%	– 0	–	$33,298,121
HSBC Bank USA	1.44%	1/16/19		6,134,442
HSBC Bank USA	1.44%	11/01/19		13,696,255
HSBC Bank USA	1.65%	4/05/18		20,690,842
HSBC Bank USA	1.68%	4/19/18		14,322,684
JP Morgan Chase Bank	1.46%	1/22/19		2,063,342
JP Morgan Chase Bank	1.65%	4/18/18		46,502,570

				$136,708,256

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2018

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$33,298,121	$	– 0	–	$ 81,516,096	$21,894,039	$136,708,256

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $55,497,432 or 10.3% of net assets.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	IO - Interest Only.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.061%, 4/25/26	1/25/18	$184,910	$188,626	0.03%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.21%, 6/24/49	1/24/18	345,496	345,496	0.06%
Virgolino de Oliveira Finance SA
10.50%, 1/28/21	1/28/14	363,153	42,575	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
4.411%, 11/25/25	1/25/18	88,437	89,182	0.02%

(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/16	$260,000	$260,201	0.05%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,206,443 and gross unrealized depreciation of investments was $(8,299,399), resulting in net unrealized appreciation of $1,907,044.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso

NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$488,130,231		$	– 0	–	$488,130,231
Corporates - Investment Grade		– 0	–	56,789,955			– 0	–	56,789,955
Commercial Mortgage-Backed Securities		– 0	–	29,653,750			5,698,490		35,352,240
Asset-Backed Securities		– 0	–	18,539,860			6,414,071		24,953,931
Collateralized Mortgage Obligations		– 0	–	21,254,856			– 0	–	21,254,856
Corporates - Non-Investment Grade		– 0	–	13,355,856			– 0	–	13,355,856
Governments - Treasuries		– 0	–	8,372,400			– 0	–	8,372,400
Emerging Markets - Corporate Bonds		– 0	–	4,458,004			– 0	–	4,458,004
Emerging Markets - Treasuries		– 0	–	4,394,492			– 0	–	4,394,492
Quasi-Sovereigns		– 0	–	2,031,553			– 0	–	2,031,553
Governments - Sovereign Bonds		– 0	–	670,313			– 0	–	670,313
Emerging Markets - Sovereigns		– 0	–	270,300			– 0	–	270,300
Common Stocks		– 0	–	– 0	–		260,201		260,201
Short-Term Investments:
Governments - Treasuries		– 0	–	9,998,668			– 0	–	9,998,668
Investment Companies		5,294,975		– 0	–		– 0	–	5,294,975

Total Investments in Securities		5,294,975		657,920,238			12,372,762		675,587,975
Other Financial Instruments (a):
Assets:
Futures		2,578,310		– 0	–		– 0	–	2,578,310
Forward Currency Exchange Contracts		– 0	–	208,863			– 0	–	208,863
Centrally Cleared Credit Default Swaps		– 0	–	179,038			– 0	–	179,038
Centrally Cleared Interest Rate Swaps		– 0	–	1,543,247			– 0	–	1,543,247
Inflation (CPI) Swaps		– 0	–	935,193			– 0	–	935,193
Liabilities:
Futures		(351,788)		– 0	–		– 0	–	(351,788)
Forward Currency Exchange Contracts		– 0	–	(784,661)			– 0	–	(784,661)
Centrally Cleared Interest Rate Swaps		– 0	–	(655,517)			– 0	–	(655,517)
Credit Default Swaps		– 0	–	(2,003,085)			– 0	–	(2,003,085)
Interest Rate Swaps		– 0	–	(2,974)			– 0	–	(2,974)
Variance Swaps		– 0	–	(62)			– 0	–	(62)

Total (b)		$7,521,497		$657,340,280			$12,372,762		$677,234,539

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and Swaptions written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Common Stocks
Balance as of 10/31/17	$4,607,155		$6,237,183		$271,107
Accrued discounts/(premiums)	1,225		(2)		– 0	–
Realized gain (loss)	(43,672)		20		– 0	–
Change in unrealized appreciation/depreciation	9,963		(31,468)		(10,906)
Purchases/Payups	1,755,000		1,779,949		– 0	–
Sales/Paydowns	(631,181)		(709,965)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(861,646)		– 0	–

Balance as of 1/31/18	$5,698,490		$6,414,071		$260,201

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(20,781)		$(31,468)		$(10,906)

	Total
Balance as of 10/31/17	$11,115,445
Accrued discounts/(premiums)	1,223
Realized gain (loss)	(43,652)
Change in unrealized appreciation/depreciation	(32,411)
Purchases/Payups	3,534,949
Sales/Paydowns	(1,341,146)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(861,646	)(a)

Balance as of 1/31/18	$12,372,762

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(63,155)

(a)	There were de minimis transfers under 1% of net assets.

As of January 31, 2018, all Level 3 securities were priced i) by third party vendors or ii) by brokers.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$60,324	$55,029	$5,295	$	– 0	–

AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 61.4%
Australia - 1.3%
Australia Government Bond
Series 124
5.75%, 5/15/21 (a)	AUD	36,630	$32,790,707

Indonesia - 0.7%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	107,698,000	9,079,742
Series FR59
7.00%, 5/15/27		101,195,000	7,870,134

			16,949,876

Malaysia - 0.4%
Malaysia Government Bond
Series 0414
3.654%, 10/31/19	MYR	15,620	4,028,679
Series 3/04
5.734%, 7/30/19		26,000	6,902,978

			10,931,657

Mexico - 1.9%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	334,497	17,390,964
Series M 10
8.50%, 12/13/18		208,902	11,304,053
Series M 20
10.00%, 12/05/24		338,911	20,553,619

			49,248,636

Russia - 0.5%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	670,156	12,186,844

United States - 56.5%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	15,356	15,922,253
6.125%, 11/15/27		12,091	15,631,396
6.25%, 5/15/30 (b)		119,000	162,490,781
6.375%, 8/15/27 (b)(c)		86,284	112,924,185
6.50%, 11/15/26		12,276	15,926,192
7.125%, 2/15/23		68,907	83,851,206
8.00%, 11/15/21 (b)(c)		122,400	147,071,250
8.125%, 5/15/21		58,280	68,879,675
8.125%, 8/15/21 (b)		44,158	52,748,111
8.75%, 8/15/20		19,350	22,439,953
U.S. Treasury Notes
1.125%, 9/30/21		22,500	21,491,016
1.375%, 4/30/21		95,000	92,120,313
1.375%, 5/31/21 (c)		158,200	153,206,812
1.50%, 8/15/20-3/31/23		62,221	59,826,482

	Principal Amount (000)		U.S. $ Value
1.75%, 12/31/20	U.S.$	54,190	$53,360,019
1.75%, 5/31/22 (b)		36,875	35,780,273
1.875%, 4/30/22		50,000	48,796,875
2.00%, 10/31/21 (b)		52,292	51,516,185
2.00%, 6/30/24 - 11/15/26		46,561	44,401,541
2.125%, 8/31/20 (b)(c)		40,000	39,874,900
2.25%, 2/15/27 - 11/15/27		29,000	27,880,625
2.375%, 12/31/20		10,056	10,074,855
2.50%, 5/15/24		12,670	12,572,995
3.125%, 5/15/21 (b)(c)		57,725	59,114,008
3.50%, 5/15/20 (c)		5,011	5,155,066
3.625%, 2/15/21 (c)(d)		36,605	38,000,566

			1,451,057,533

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	37,222	1,256,915
9.875%, 6/20/22 (a)		20,752	755,725

			2,012,640

Total Governments - Treasuries (cost $1,588,540,177)			1,575,177,893

CORPORATES - NON-INVESTMENT GRADE - 16.5%
Industrial - 12.4%
Basic - 1.8%
ArcelorMittal
7.00%, 3/01/41	U.S.$	1,000	1,270,800
7.25%, 10/15/39		1,846	2,381,359
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		1,728	1,788,376
CF Industries, Inc.
4.95%, 6/01/43		492	458,672
5.375%, 3/15/44		371	362,723
Constellium NV
4.25%, 2/15/26 (a)	EUR	2,060	2,609,742
5.75%, 5/15/24 (a)	U.S.$	3,680	3,760,960
ERP Iron Ore, LLC
9.039%, 12/31/19 (e)(f)(g)(h)		188	188,122
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,908	1,956,196
6.875%, 2/15/23		2,558	2,798,938
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		2,275	2,578,098
Kronos International, Inc.
3.75%, 9/15/25 (a)	EUR	5,045	6,469,879
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (g)(i)(j)(k)	U.S.$	1,407	14
Multi-Color Corp.
4.875%, 11/01/25 (a)		1,587	1,592,094
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		348	357,114

	Principal Amount (000)		U.S. $ Value
Novelis Corp.
5.875%, 9/30/26 (a)	U.S.$	420	$432,382
Peabody Energy Corp.
6.00%, 3/31/22 (a)		2,305	2,396,186
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)		1,363	1,414,249
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		2,554	2,627,121
Sealed Air Corp.
6.875%, 7/15/33 (a)		2,246	2,593,658
SPCM SA
4.875%, 9/15/25 (a)		913	916,542
Steel Dynamics, Inc.
4.125%, 9/15/25		1,820	1,807,824
Teck Resources Ltd.
6.25%, 7/15/41		786	907,476
8.50%, 6/01/24 (a)		151	170,283
United States Steel Corp.
6.875%, 8/15/25		1,630	1,711,370
Valvoline, Inc.
4.375%, 8/15/25		1,237	1,234,316
5.50%, 7/15/24		381	400,416

			45,184,910

Capital Goods - 0.6%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		975	969,111
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.75%, 3/15/24 (a)	EUR	5,143	6,560,886
Bombardier, Inc.
5.75%, 3/15/22 (a)	U.S.$	3,124	3,132,466
6.125%, 1/15/23 (a)		124	125,379
8.75%, 12/01/21 (a)		552	615,353
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		1,066	1,119,801
Jeld-Wen, Inc.
4.625%, 12/15/25 (a)		275	275,404
4.875%, 12/15/27 (a)		392	392,819
TransDigm, Inc.
6.375%, 6/15/26		847	869,234
6.50%, 7/15/24		1,989	2,043,916

			16,104,369

Communications - Media - 1.1%
Altice Financing SA
7.50%, 5/15/26 (a)		2,600	2,704,260
Altice Luxembourg SA
7.75%, 5/15/22 (a)		2,047	1,963,708

	Principal Amount (000)		U.S. $ Value
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22	U.S.$	2,266	$2,319,364
CSC Holdings LLC
5.375%, 2/01/28 (a)		743	741,135
6.625%, 10/15/25 (a)		268	286,535
10.875%, 10/15/25 (a)		709	844,795
DISH DBS Corp.
7.75%, 7/01/26		4,125	4,246,687
iHeartCommunications, Inc.
9.00%, 12/15/19-3/01/21 (e)		2,205	1,645,025
Meredith Corp.
6.875%, 2/01/26 (a)		798	817,575
Netflix, Inc.
4.875%, 4/15/28 (a)		2,197	2,177,644
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		1,031	1,038,609
SFR Group SA
6.25%, 5/15/24 (a)		766	731,630
7.375%, 5/01/26 (a)		1,500	1,477,710
TEGNA, Inc.
6.375%, 10/15/23		1,495	1,565,534
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		303	292,053
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,191,669
6.00%, 10/15/24 (a)		503	514,851
Ziggo Bond Finance BV
6.00%, 1/15/27 (a)		3,000	2,952,240

			28,511,024

Communications - Telecommunications - 0.5%
C&W Senior Financing DAC
6.875%, 9/15/27 (a)		1,247	1,316,832
Frontier Communications Corp.
7.125%, 1/15/23		448	304,703
8.75%, 4/15/22		919	712,593
10.50%, 9/15/22		510	421,158
Hughes Satellite Systems Corp.
6.625%, 8/01/26		810	856,129
Intelsat Jackson Holdings SA
7.25%, 10/15/20		1,625	1,419,112
9.50%, 9/30/22 (a)		700	802,977
Qwest Corp.
6.875%, 9/15/33		1,275	1,244,323
Sprint Capital Corp.
6.875%, 11/15/28		890	919,388
Wind Tre SpA
5.00%, 1/20/26 (a)		3,845	3,497,258
Windstream Services LLC/Windstream Finance Corp.
8.75%, 12/15/24 (a)		1,519	1,071,336

			12,565,809

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)	U.S.$	609	$604,390
Allison Transmission, Inc.
4.75%, 10/01/27 (a)		1,578	1,572,209
BCD Acquisition, Inc.
9.625%, 9/15/23 (i)		1,714	1,876,933
Exide Technologies
7.00%, 4/30/25 (g)(h)(i)(l)		191	125,840
11.00%, 4/30/22 (g)(h)(i)		3,211	2,858,147
Series AI
7.00%, 4/30/25 (e)(g)(h)(l)		2,686	1,773,010
Titan International, Inc.
6.50%, 11/30/23 (a)		2,110	2,192,226

			11,002,755

Consumer Cyclical - Entertainment - 0.3%
CPUK Finance Ltd.
4.875%, 8/28/25 (a)	GBP	4,520	6,558,910
VOC Escrow Ltd.
5.00%, 2/15/28 (a)	U.S.$	2,511	2,509,744

			9,068,654

Consumer Cyclical - Other - 0.5%
Beazer Homes USA, Inc.
5.875%, 10/15/27 (a)		1,121	1,118,164
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)	EUR	501	618,235
James Hardie International Finance DAC
4.75%, 1/15/25 (a)	U.S.$	672	681,159
5.00%, 1/15/28 (a)		607	611,213
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (a)		3,649	3,992,407
10.50%, 7/15/24 (a)		649	727,451
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		1,856	1,946,294
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (a)		1,901	1,979,778
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		688	660,913
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (a)		1,008	1,068,440

			13,404,054

Consumer Cyclical - Restaurants - 0.3%
IRB Holding Corp.
6.75%, 2/15/26 (a)		1,196	1,209,072

	Principal Amount (000)		U.S. $ Value
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)	GBP	4,556	$6,500,467

			7,709,539

Consumer Cyclical - Retailers - 0.3%
FirstCash, Inc.
5.375%, 6/01/24 (a)	U.S.$	271	284,276
L Brands, Inc.
5.25%, 2/01/28		1,058	1,045,749
6.875%, 11/01/35		2,540	2,607,564
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		852	542,085
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,350	1,389,933
PetSmart, Inc.
7.125%, 3/15/23 (a)		1,842	1,155,855

			7,025,462

Consumer Non - Cyclical - 0.8%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		1,414	1,349,564
Aveta, Inc.
7.00%, 4/01/19 (a)(g)(j)		1,985	0
10.50%, 3/01/21 (a)(g)(j)		720	0
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK),
9/15/18 (h)(i)		817	341,935
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		1,666	1,184,943
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		1,521	1,192,966
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		1,170	913,829
Grifols SA
3.20%, 5/01/25 (a)	EUR	1,928	2,437,202
HCA, Inc.
4.50%, 2/15/27	U.S.$	313	312,067
5.25%, 6/15/26		548	573,986
LifePoint Health, Inc.
5.50%, 12/01/21		2,210	2,252,233
5.875%, 12/01/23		1,385	1,389,030
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		1,190	979,608
5.625%, 10/15/23 (a)		118	100,918
5.75%, 8/01/22 (a)		1,334	1,225,212
Tenet Healthcare Corp.
7.50%, 1/01/22 (a)		396	420,061
8.125%, 4/01/22		1,359	1,403,290
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)	EUR	1,800	2,003,600
5.375%, 3/15/20 (a)	U.S.$	494	491,975

	Principal Amount (000)		U.S. $ Value
6.125%, 4/15/25 (a)	U.S.$	892	$798,929
Vizient, Inc.
10.375%, 3/01/24 (a)		1,355	1,529,050

			20,900,398

Energy - 3.2%
Antero Resources Corp.
5.125%, 12/01/22		1,628	1,662,025
Berry Petroleum Co. LLC
6.375%, 9/15/22 (e)(f)(g)(j)		1,904	0
Bill Barrett Corp.
7.00%, 10/15/22		807	821,123
California Resources Corp.
8.00%, 12/15/22 (a)		2,860	2,409,550
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		865	893,355
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		1,669	1,697,940
Cheniere Energy, Inc.
4.875%, 5/28/21 (a)(g)(h)(l)		1,697	1,596,751
Chesapeake Energy Corp.
6.125%, 2/15/21		2,645	2,718,584
Denbury Resources, Inc.
3.50%, 3/31/24 (a)(g)(l)		189	211,709
9.25%, 3/31/22 (a)		871	895,397
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25		2,642	2,800,203
Energy Transfer Equity LP
7.50%, 10/15/20		1,130	1,241,825
Ensco PLC
4.50%, 10/01/24		2,880	2,471,875
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		520	380,900
9.375%, 5/01/20		809	770,354
9.375%, 5/01/24 (a)		1,618	1,371,255
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		2,466	2,462,671
6.50%, 10/01/25 (g)		237	240,986
Golden Energy Offshore Services AS
5.00%, 2/15/18 (g)(i)	NOK	14,977	874,245
Gulfport Energy Corp.
6.00%, 10/15/24	U.S.$	280	282,405
6.375%, 5/15/25		1,493	1,522,457
6.375%, 1/15/26 (a)		1,501	1,523,485
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		3,197	3,257,679
Nabors Industries, Inc.
4.625%, 9/15/21		2,220	2,166,831
5.00%, 9/15/20		635	644,595
5.50%, 1/15/23		845	846,546
Noble Holding International Ltd.
7.75%, 1/15/24 (b)		3,592	3,331,580

	Principal Amount (000)		U.S. $ Value
Oasis Petroleum, Inc.
6.875%, 3/15/22	U.S.$	2,000	$2,068,640
PDC Energy, Inc.
5.75%, 5/15/26 (a)		2,650	2,706,524
Precision Drilling Corp.
7.125%, 1/15/26 (a)		1,545	1,604,482
QEP Resources, Inc.
5.25%, 5/01/23		746	762,837
5.625%, 3/01/26		2,942	3,019,404
Range Resources Corp.
4.875%, 5/15/25		2,293	2,221,527
5.00%, 8/15/22-3/15/23		1,377	1,382,145
Rowan Cos., Inc.
5.40%, 12/01/42		436	335,480
7.375%, 6/15/25		2,390	2,450,897
Sanchez Energy Corp.
6.125%, 1/15/23		2,641	2,307,574
SandRidge Energy, Inc.
7.50%, 2/15/23 (e)(f)(g)(j)		1,259	0
SemGroup Corp.
6.375%, 3/15/25 (a)		2,261	2,269,207
7.25%, 3/15/26 (a)		882	913,373
SM Energy Co.
5.625%, 6/01/25		2,010	1,991,910
6.50%, 11/15/21-1/01/23		1,759	1,794,396
SRC Energy, Inc.
6.25%, 12/01/25 (a)		1,330	1,373,331
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (a)		1,724	1,757,635
5.875%, 3/15/28 (a)		1,319	1,347,213
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		720	784,238
Transocean, Inc.
7.50%, 1/15/26 (a)		1,061	1,108,565
9.00%, 7/15/23 (a)		2,375	2,603,784
Vantage Drilling International
7.125%, 4/01/23 (e)(f)(g)(j)		3,068	0
10.00%, 12/31/20 (g)(i)		77	75,460
10.00%, 12/31/20 (e)(g)		91	89,180
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		2,108	2,120,163
Weatherford International Ltd.
5.875%, 7/01/21 (l)		338	352,150
7.75%, 6/15/21		650	688,006
9.875%, 2/15/24		1,346	1,465,646
Whiting Petroleum Corp.
5.75%, 3/15/21		749	775,522
6.25%, 4/01/23		732	753,360
6.625%, 1/15/26 (a)		2,579	2,635,790
WPX Energy, Inc.
8.25%, 8/01/23		250	286,888

			83,141,653

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.5%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	2,165	$2,238,610
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		1,100	1,127,698
Laureate Education, Inc.
8.25%, 5/01/25 (a)		2,096	2,251,041
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	4,276	6,414,364

			12,031,713

Services - 0.8%
APX Group, Inc.
8.75%, 12/01/20	U.S.$	1,785	1,815,952
Aramark Services, Inc.
5.00%, 2/01/28 (a)		1,263	1,283,082
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	1,916	2,445,654
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	1,312	1,297,857
Gartner, Inc.
5.125%, 4/01/25 (a)		419	436,275
GEO Group, Inc. (The)
5.875%, 1/15/22		760	782,298
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		485	491,169
La Financiere Atalian SAS
4.00%, 5/15/24 (a)	EUR	5,000	6,483,373
Monitronics International, Inc.
9.125%, 4/01/20	U.S.$	1,218	1,066,980
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		2,259	2,497,415
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		983	993,174
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		692	645,221

			20,238,450

Technology - 0.6%
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		3,070	3,079,762
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		1,573	1,833,992
Dell, Inc.
6.50%, 4/15/38		1,325	1,381,776
First Data Corp.
5.375%, 8/15/23 (a)		1,550	1,601,739
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(h)		2,340	2,391,901

	Principal Amount (000)		U.S. $ Value
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)	U.S.$	2,130	$2,390,627
Symantec Corp.
5.00%, 4/15/25 (a)		573	583,469
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		1,045	1,089,601

			14,352,867

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		955	938,469
5.50%, 4/01/23		1,300	1,310,205
Europcar Groupe SA
4.125%, 11/15/24 (a)	EUR	1,936	2,436,690
Hertz Corp. (The)
5.50%, 10/15/24 (a)	U.S.$	1,478	1,323,298
5.875%, 10/15/20		524	524,896
7.625%, 6/01/22 (a)		819	856,764
Loxam SAS
6.00%, 4/15/25 (a)	EUR	4,855	6,573,414
XPO CNW, Inc.
6.70%, 5/01/34	U.S.$	2,134	2,300,665
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		845	890,875

			17,155,276

			318,396,933

Financial Institutions - 3.5%
Banking - 2.4%
ABN AMRO Bank NV
5.75%, 9/22/20 (a)(m)	EUR	3,200	4,384,955
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(m)		5,000	6,944,919
8.875%, 4/14/21 (a)(m)		3,000	4,474,086
Banco Santander SA
6.25%, 9/11/21 (a)(m)		2,900	4,005,550
6.75%, 4/25/22 (a)(m)		600	865,713
Barclays Bank PLC
6.86%, 6/15/32 (a)(m)	U.S.$	656	800,792
Barclays PLC
7.25%, 3/15/23 (a)(m)	GBP	1,350	2,144,416
8.00%, 12/15/20 (m)	EUR	2,000	2,871,978
Citigroup, Inc.
5.95%, 1/30/23 (m)	U.S.$	2,055	2,160,976
Credit Agricole SA
6.50%, 6/23/21 (a)(m)	EUR	4,806	6,847,004
8.125%, 12/23/25 (a)(m)	U.S.$	2,233	2,675,514
Credit Suisse Group AG
6.25%, 12/18/24 (a)(m)		640	690,400
7.50%, 12/11/23 (a)(m)		1,428	1,621,608

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	999	$1,020,518
7.75%, 1/11/27 (a)(m)	EUR	413	651,846
Series E
3.928%, 9/15/26(a)		134	184,575
Lloyds Banking Group PLC
7.50%, 6/27/24 (m)	U.S.$	1,108	1,245,636
Macquarie Bank Ltd./London
6.125%, 3/08/27 (a)(m)		200	207,596
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (a)(m)(n)	EUR	150	186,087
Series U
4.013% (LIBOR 3 Month + 2.32%), 9/30/27 (m)(n)	U.S.$	2,900	2,942,108
Societe Generale SA
8.00%, 9/29/25 (a)(m)		2,015	2,358,819
Series E
8.25%, 11/29/18 (a)(m)		1,824	1,900,426
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(m)(n)		300	287,481
7.50%, 4/02/22 (a)(m)		1,278	1,377,045
7.75%, 4/02/23 (a)(m)		265	292,160
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (m)		838	841,997
Series H
5.125%, 12/15/27 (m)		1,950	1,893,879
UBS Group AG
7.125%, 8/10/21 (a)(m)		1,863	2,012,617
UniCredit SpA
9.25%, 6/03/22 (a)(m)	EUR	2,700	4,160,899

			62,051,600

Brokerage - 0.1%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	2,421	2,469,832

Finance - 0.3%
Enova International, Inc.
8.50%, 9/01/24 (a)		3,178	3,311,444
goeasy Ltd.
7.875%, 11/01/22 (a)		844	899,383
Navient Corp.
6.50%, 6/15/22		2,067	2,180,086
8.00%, 3/25/20		422	455,663

			6,846,576

Insurance - 0.1%
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(h)		2,692	2,803,634

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.5%
Creditcorp
12.00%, 7/15/18 (i)	U.S.$	1,199	$1,127,060
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	5,160	6,390,380
LHC3 PLC
4.125%, 8/15/24 (a)(h)		1,914	2,445,810
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (a)	U.S.$	424	437,339
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		2,353	2,405,566
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)		118	124,134

			12,930,289

REITS - 0.1%
Iron Mountain, Inc.
5.25%, 3/15/28 (a)		1,590	1,545,750
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		339	336,224

			1,881,974

			88,983,905

Utility - 0.6%
Electric - 0.5%
Calpine Corp.
5.375%, 1/15/23		662	652,586
5.50%, 2/01/24		1,270	1,205,675
5.75%, 1/15/25		1,160	1,100,944
5.875%, 1/15/24 (a)		929	949,224
Dynegy, Inc.
7.375%, 11/01/22		2,179	2,305,818
NRG Energy, Inc.
5.75%, 1/15/28 (a)		1,440	1,441,959
6.625%, 1/15/27		1,801	1,905,998
Talen Energy Supply LLC
4.60%, 12/15/21		965	911,742
6.50%, 6/01/25		540	449,674
10.50%, 1/15/26 (a)		2,836	2,857,412

			13,781,032

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		2,090	2,185,366

			15,966,398

Total Corporates - Non-Investment Grade (cost $416,627,699)			423,347,236

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
Risk Share Floating Rate - 6.7%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.261% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(n)	U.S.$	4,730	$4,734,809
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.711% (LIBOR 1 Month + 7.15%), 7/25/23 (n)		3,250	3,985,401
Series 2013-DN2, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/23 (n)		5,605	6,263,320
Series 2014-DN1, Class M3
6.061% (LIBOR 1 Month + 4.50%), 2/25/24 (n)		4,455	5,218,300
Series 2014-DN2, Class M3
5.161% (LIBOR 1 Month + 3.60%), 4/25/24 (n)		4,170	4,664,850
Series 2014-DN3, Class M3
5.561% (LIBOR 1 Month + 4.00%), 8/25/24 (n)		4,627	5,058,491
Series 2014-DN4, Class M3
6.111% (LIBOR 1 Month + 4.55%), 10/25/24 (n)		608	677,641
Series 2014-HQ2, Class M3
5.311% (LIBOR 1 Month + 3.75%), 9/25/24 (n)		1,010	1,164,276
Series 2015-DN1, Class B
13.061% (LIBOR 1 Month + 11.50%), 1/25/25 (n)		2,622	3,858,320
Series 2015-DNA2, Class B
9.111% (LIBOR 1 Month + 7.55%), 12/25/27 (n)		1,497	1,882,979
Series 2015-DNA2, Class M2
4.161% (LIBOR 1 Month + 2.60%), 12/25/27 (n)		2,557	2,609,462
Series 2015-HQA1, Class B
10.361% (LIBOR 1 Month + 8.80%), 3/25/28 (n)		1,587	2,023,110
Series 2016-DNA2, Class M3
6.211% (LIBOR 1 Month + 4.65%), 10/25/28 (n)		6,600	7,592,293
Series 2016-DNA4, Class M3
5.361% (LIBOR 1 Month + 3.80%), 3/25/29 (n)		600	671,870
Series 2017-DNA2, Class B1
6.711% (LIBOR 1 Month + 5.15%), 10/25/29 (n)		3,650	4,206,947
Series 2017-DNA2, Class M2
5.011% (LIBOR 1 Month + 3.45%), 10/25/29 (n)		1,168	1,275,079
Series 2017-DNA3, Class B1

	Principal Amount (000)		U.S. $ Value
6.011% (LIBOR 1 Month + 4.45%), 3/25/30 (n)	U.S.$	4,550	$4,994,126
Series 2017-HQA1, Class B1
6.561% (LIBOR 1 Month + 5.00%), 8/25/29 (n)		3,755	4,153,623
Series 2017-HQA3, Class M2
3.911% (LIBOR 1 Month + 2.35%), 4/25/30 (n)		8,684	8,892,526
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
5.961% (LIBOR 1 Month + 4.40%), 1/25/24 (n)		11,046	12,685,920
Series 2014-C02, Class 1M2
4.161% (LIBOR 1 Month + 2.60%), 5/25/24 (n)		3,976	4,240,315
Series 2014-C03, Class 1M2
4.561% (LIBOR 1 Month + 3.00%), 7/25/24 (n)		13,553	14,532,892
Series 2014-C04, Class 1M2
6.461% (LIBOR 1 Month + 4.90%), 11/25/24 (n)		9,620	11,018,719
Series 2014-C04, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 11/25/24 (n)		1,960	2,211,482
Series 2015-C01, Class 1M2
5.861% (LIBOR 1 Month + 4.30%), 2/25/25 (n)		3,761	4,125,964
Series 2015-C02, Class 2M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (n)		2,569	2,774,911
Series 2015-C03, Class 1M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		5,161	5,860,626
Series 2015-C03, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		2,362	2,614,713
Series 2015-C04, Class 1M2
7.261% (LIBOR 1 Month + 5.70%), 4/25/28 (n)		2,670	3,077,517
Series 2015-C04, Class 2M2
7.111% (LIBOR 1 Month + 5.55%), 4/25/28 (n)		4,219	4,745,745
Series 2016-C01, Class 2M2
8.511% (LIBOR 1 Month + 6.95%), 8/25/28 (n)		1,966	2,330,259
Series 2016-C02, Class 1M2
7.561% (LIBOR 1 Month + 6.00%), 9/25/28 (n)		465	551,156
Series 2016-C04, Class 1M2
5.811% (LIBOR 1 Month + 4.25%), 1/25/29 (n)		666	751,411

	Principal Amount (000)		U.S. $ Value
Series 2016-C05, Class 2B
12.31% (LIBOR 1 Month + 10.75%), 1/25/29 (n)	U.S.$	2,749	$3,772,962
Series 2016-C05, Class 2M2
6.011% (LIBOR 1 Month + 4.45%), 1/25/29 (n)		6,961	7,814,282
Series 2016-C07, Class 2B
11.061% (LIBOR 1 Month + 9.50%), 5/25/29 (n)		1,193	1,592,053
Series 2017-C01, Class 1B1
7.311% (LIBOR 1 Month + 5.75%), 7/25/29 (n)		4,300	5,154,758
Series 2017-C02, Class 2M2
5.211% (LIBOR 1 Month + 3.65%), 9/25/29 (n)		709	774,119
Series 2017-C07, Class 2M2
4.061% (LIBOR 1 Month + 2.50%), 5/25/30 (n)		2,842	2,941,758
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/24 (i)(n)		1,654	1,801,150
Series 2015-CH1, Class M2
7.061% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(n)		2,224	2,495,174
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.811% (LIBOR 1 Month + 5.25%), 11/25/25 (i)(n)		932	1,051,657

			172,846,966

Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		158	140,074
Series 2006-19CB, Class A24
6.00%, 8/25/36		101	89,678
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,567	1,326,690
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,263	1,044,273
Series 2007-13, Class A2
6.00%, 6/25/47		2,009	1,733,750
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (a)		693	556,383
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		1,219	989,322
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		2,454	2,397,589
Series 2007-AR4, Class 1A1A
3.562%, 3/25/37		336	325,842

	Principal Amount (000)		U.S. $ Value
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)	U.S.$	602	$516,749
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		960	830,510
Series 2007-3, Class A30
5.75%, 4/25/37		979	846,563
Series 2007-HY4, Class 1A1
3.476%, 9/25/47		518	484,052
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		177	142,437
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		808	821,097
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		654	544,084
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		611	561,565
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (a)		1,724	1,471,671
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.714%, 12/28/37		2,333	2,262,260

			17,084,589

Agency Fixed Rate - 0.3%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (o)		8,077	746,218
Government National Mortgage Association
Series 2016-124, Class IO
4.00%, 9/20/46 (o)		39,956	7,605,768

			8,351,986

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.811% (LIBOR 1 Month + 0.25%), 4/25/37 (n)		595	340,083
Lehman XS Trust
Series 2007-10H, Class 2AIO
5.432% (7.00% - LIBOR 1 Month), 7/25/37 (n)(p)		655	109,981

			450,064

Total Collateralized Mortgage Obligations (cost $188,324,648)			198,733,605

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 6.4%
Argentina - 1.2%
Argentina POM Politica Monetaria
Series POM
27.28% (ARPP7DRR + 0.00%), 6/21/20 (n)	ARS	309,074	$17,234,173
Argentine Bonos del Tesoro
15.50%, 10/17/26		48,330	2,474,308
16.00%, 10/17/23		75,139	3,841,295
18.20%, 10/03/21		103,390	5,504,403
21.20%, 9/19/18		35,317	1,784,806

			30,838,985

Brazil - 3.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	255,622	82,247,689

Dominican Republic - 0.1%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	149,900	3,997,954

Nigeria - 0.1%
Nigeria Government Bond
Series 5YR
14.50%, 7/15/21	NGN	695,000	1,983,502

South Africa - 0.4%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	110,304	9,309,663

Sri Lanka - 0.3%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	444,000	2,948,267
Series A
11.50%, 5/15/23		644,000	4,486,724

			7,434,991

Turkey - 1.1%
Turkey Government Bond
10.60%, 2/11/26	TRY	23,586	5,983,429
11.00%, 2/24/27		82,608	21,352,344

			27,335,773

Total Emerging Markets - Treasuries (cost $168,042,482)			163,148,557

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 3.7%
Canada - 3.7%
Province of Alberta Canada
3.40%, 12/01/23	CAD	16,314	13,825,518
Province of British Columbia Canada
Series T
9.00%, 8/23/24		11,254	12,604,480
Province of Manitoba Canada
7.75%, 12/22/25		15,924	17,322,982

	Principal Amount (000)		U.S. $ Value
Province of Ontario Canada
9.50%, 6/02/25	CAD	11,092	$13,059,613
Province of Quebec Canada
8.50%, 4/01/26		19,724	22,600,657
Province of Saskatchewan Canada
3.20%, 6/03/24		19,693	16,512,180

Total Local Governments - Provincial Bonds (cost $92,996,145)			95,925,430

CORPORATES - INVESTMENT GRADE - 2.9%
Financial Institutions - 2.2%
Banking - 0.6%
BNP Paribas SA
7.625%, 3/30/21 (a)(m)	U.S.$	1,310	1,431,437
Cooperatieve Rabobank UA
6.625%, 6/29/21 (a)(m)	EUR	1,000	1,445,673
11.00%, 6/30/19 (a)(m)	U.S.$	1,061	1,170,241
Danske Bank A/S
5.875%, 4/06/22 (a)(m)	EUR	3,302	4,698,835
HSBC Holdings PLC
4.75%, 7/04/29 (a)(m)		896	1,227,353
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (m)	U.S.$	2,998	3,350,175
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)		2,686	2,723,631

			16,047,345

Insurance - 1.6%
ACE Capital Trust II
9.70%, 4/01/30		750	1,131,570
AIG Life Holdings, Inc.
8.125%, 3/15/46 (a)		509	720,235
American International Group, Inc.
8.175%, 5/15/58		2,525	3,442,282
Assicurazioni Generali SpA
Series E
7.75%, 12/12/42 (a)	EUR	2,700	4,324,318
Chubb Corp. (The)
3.972% (LIBOR 3 Month + 2.25%), 4/15/37 (n)	U.S.$	3,680	3,659,576
CNP Assurances
4.50%, 6/10/47 (a)	EUR	1,000	1,476,054
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26	U.S.$	5,000	6,178,350
Great-West Life & Annuity Insurance Capital LP II
3.957% (LIBOR 3 Month + 2.54%), 5/16/46 (a)(n)		2,707	2,690,216
Groupama SA
6.00%, 1/23/27	EUR	3,100	4,878,051

	Principal Amount (000)		U.S. $ Value
Hartford Financial Services Group, Inc. (The)
Series ICON
3.541% (LIBOR 3 Month + 2.13%), 2/12/47 (a)(n)	U.S.$	3,275	$3,198,234
MetLife, Inc.
6.40%, 12/15/36		2,033	2,322,967
Prudential Financial, Inc.
5.625%, 6/15/43		2,198	2,389,797
5.875%, 9/15/42		1,573	1,721,161
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,867,310

			41,000,121

			57,047,466

Industrial - 0.6%
Basic - 0.2%
Anglo American Capital PLC
4.75%, 4/10/27 (a)		655	684,187
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,362,085
GTL Trade Finance, Inc.
7.25%, 4/16/44 (a)		274	314,072
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)		2,711	2,909,581
Minsur SA
6.25%, 2/07/24 (a)		285	316,350

			5,586,275

Capital Goods - 0.1%
CNH Industrial Capital LLC
4.875%, 4/01/21		119	124,777
General Electric Co.
Series D
5.00%, 1/21/21 (m)		1,203	1,214,982

			1,339,759

Communications - Media - 0.0%
Myriad International Holdings BV
5.50%, 7/21/25 (a)		683	744,470

Energy - 0.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		591	621,377
Ecopetrol SA
5.875%, 9/18/23		604	662,135
Hess Corp.
7.30%, 8/15/31		1,598	1,965,940
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		1,073	1,378,666

			4,628,118

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	U.S.$	336	$355,071
Xerox Corp.
3.625%, 3/15/23		1,714	1,694,769

			2,049,840

			14,348,462

Utility - 0.1%
Electric - 0.1%
ComEd Financing III
6.35%, 3/15/33		3,462	3,790,302

Total Corporates - Investment Grade (cost $67,677,040)			75,186,230

EMERGING MARKETS - CORPORATE BONDS - 2.4%
Industrial - 2.0%
Basic - 0.4%
Consolidated Energy Finance SA
6.875%, 6/15/25 (a)		787	831,654
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,039	1,049,920
First Quantum Minerals Ltd.
7.50%, 4/01/25 (a)		870	931,718
Nexa Resources SA
5.375%, 5/04/27 (a)		1,300	1,379,235
Stillwater Mining Co.
6.125%, 6/27/22 (a)		1,575	1,616,533
7.125%, 6/27/25 (a)		1,116	1,181,342
Suzano Austria GmbH
5.75%, 7/14/26 (a)		1,883	2,047,762
Vedanta Resources PLC
6.375%, 7/30/22 (a)		1,474	1,532,960

			10,571,124

Capital Goods - 0.2%
Indo Energy Finance II BV
6.375%, 1/24/23 (a)		1,390	1,412,415
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		6,760	2,196,954
5.25%, 6/27/29 (a)		2,103	684,863

			4,294,232

Communications - Telecommunications - 0.3%
Digicel Group Ltd.
8.25%, 9/30/20 (a)		3,000	2,973,750
Digicel Ltd.
6.00%, 4/15/21 (a)		700	695,625
6.75%, 3/01/23 (a)		385	383,075
Millicom International Cellular SA
5.125%, 1/15/28 (a)		1,762	1,777,118

	Principal Amount (000)		U.S. $ Value
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)	U.S.$	1,500	$1,548,750

			7,378,318

Consumer Cyclical - Other - 0.0%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		884	908,191

Consumer Non-Cyclical - 0.8%
Central American Bottling Corp.
5.75%, 1/31/27 (a)		718	754,618
Cosan Ltd.
5.95%, 9/20/24 (a)		587	603,688
MARB BondCo PLC
6.875%, 1/19/25 (a)		3,730	3,674,311
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		2,420	2,531,320
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		3,300	3,319,635
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		2,139	2,159,770
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		6,159	5,738,956
Tonon Luxembourg SA
7.25%, 1/24/20 (g)(h)(i)(j)(k)		2,280	176,724
Virgolino de Oliveira Finance SA
10.875%, 1/13/20 (i)(j)(k)		750	210,940
11.75%, 2/09/22 (i)(j)(k)		1,690	103,276

			19,273,238

Energy - 0.2%
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (a)		1,230	1,222,546
Petrobras Global Finance BV
6.125%, 1/17/22		299	318,734
YPF SA
6.95%, 7/21/27 (a)		2,036	2,098,846
16.50%, 5/09/22 (a)	ARS	13,912	666,019

			4,306,145

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (a)	U.S.$	1,362	742,290

Technology - 0.0%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (a)		500	531,875

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,272	2,477,900

			50,483,313

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.3%
Banking - 0.3%
Akbank Turk AS
7.20%, 3/16/27 (a)	U.S.$	530	$554,073
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(m)		1,431	1,541,902
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(m)		1,203	1,222,380
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (a)		2,799	2,787,748
Zenith Bank PLC
6.25%, 4/22/19 (a)		1,400	1,435,000

			7,541,103

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)		575	588,467

			8,129,570

Utility - 0.1%
Electric - 0.1%
Pampa Energia SA
7.50%, 1/24/27 (a)		2,500	2,715,625

Total Emerging Markets - Corporate Bonds (cost $69,269,176)			61,328,508

ASSET-BACKED SECURITIES - 2.1%
Autos - Fixed Rate - 1.1%
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		2,500	2,631,769
Series 2017-C, Class E
5.72%, 9/16/24 (a)		1,400	1,415,515
CPS Auto Trust
Series 2016-D, Class E
6.86%, 4/15/24 (a)		3,000	3,114,217
Series 2017-A, Class E
7.07%, 4/15/24 (a)		3,500	3,549,096
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		1,220	1,268,988
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		1,090	1,150,113
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		2,000	2,087,954
Series 2017-3A, Class D
5.28%, 10/15/24 (a)		4,370	4,470,156
Flagship Credit Auto Trust
Series 2015-2, Class D
5.98%, 8/15/22 (a)		1,750	1,797,545
Series 2016-2, Class D
8.56%, 11/15/23 (a)		4,200	4,512,322

	Principal Amount (000)		U.S. $ Value
Series 2017-1, Class E
6.46%, 12/15/23 (a)	U.S.$	1,000	$1,017,848
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		2,169	2,161,701

			29,177,224

Other ABS - Fixed Rate - 1.0%
Atlas Ltd.
Series 2014-1, Class B
Zero Coupon, 12/15/39 (e)(g)		1,269	1,269,345
Club Credit Trust
Series 2017-P2, Class C1
4.91%, 1/15/24 (a)(g)		2,191	2,201,770
Marlette Funding Trust
Series 2017-1A, Class C
6.658%, 3/15/24 (a)(g)		1,850	1,931,422
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(g)		4,650	4,663,391
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (f)(g)(i)		10,478	2,970,463
Series 2016-5, Class R
Zero Coupon, 9/25/28 (g)(i)		24	872,149
Series 2017-1, Class B
4.73%, 1/26/26 (a)(g)		2,205	2,246,007
Series 2017-2, Class R
Zero Coupon, 2/25/26 (g)(i)		13	853,955
Series 2017-3, Class R
Zero Coupon, 5/25/26 (g)(i)		10	1,125,367
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (g)(i)		19	1,946,894
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (f)(g)(i)		17	1,671,900
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (a)(g)		25	2,693,520

			24,446,183

Total Asset-Backed Securities (cost $54,236,029)			53,623,407

EMERGING MARKETS - SOVEREIGNS - 2.0%
Angola - 0.0%
Angolan Government International Bond
9.50%, 11/12/25 (a)		505	590,345

Argentina - 0.3%
Argentine Republic Government International Bond
6.875%, 1/26/27		7,663	8,092,128

	Principal Amount (000)		U.S. $ Value
Bahamas - 0.1%
Bahamas Government International Bond
6.00%, 11/21/28 (a)	U.S.$	1,414	$1,502,375

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (a)		1,709	1,687,706
7.00%, 10/12/28 (a)		1,288	1,308,930

			2,996,636

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (a)		275	302,698

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		1,935	1,952,550

Ecuador - 0.2%
Ecuador Government International Bond
8.875%, 10/23/27 (a)		4,000	4,355,360
9.65%, 12/13/26 (a)		734	835,842
10.50%, 3/24/20 (a)		1,974	2,163,998

			7,355,200

Egypt - 0.2%
Egypt - Recap Linked Note (CGMH)
Zero Coupon, 6/21/18	EGP	52,962	2,808,947
Egypt Government International Bond
6.125%, 1/31/22 (a)	U.S.$	4,666	4,945,960

			7,754,907

El Salvador - 0.1%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		1,427	1,494,783

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (a)		1,555	1,671,625

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (a)		2,440	2,593,378

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		1,252	1,287,056

Lebanon - 0.1%
Lebanon Government International Bond
8.25%, 4/12/21 (a)		1,410	1,503,413

	Principal Amount (000)		U.S. $ Value
Nigeria - 0.0%
Nigeria Government International Bond
5.625%, 6/27/22	U.S.$	248	$257,610
6.75%, 1/28/21 (a)		501	533,565
7.875%, 2/16/32 (a)		426	480,848

			1,272,023

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (a)		608	637,828
8.75%, 5/13/21 (a)		864	984,960

			1,622,788

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.125%, 6/03/25 (a)		2,000	2,102,500
6.20%, 5/11/27 (a)		685	720,962

			2,823,462

Turkey - 0.2%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		4,597	4,229,931
6.00%, 3/25/27		1,761	1,853,453

			6,083,384

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,553	1,704,418

Total Emerging Markets - Sovereigns (cost $50,296,834)			52,603,169

AGENCIES - 1.7%
Agency Debentures - 1.7%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,647,300
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	20,462,400
6.75%, 3/15/31		4,000	5,564,480
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		5,277	4,954,048

Total Agencies (cost $42,905,139)			42,628,228

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Non-Agency Fixed Rate CMBS - 1.4%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.103%, 11/10/46 (a)(g)		6,525	6,179,611
Commercial Mortgage Trust
Series 2013-CR10, Class D
4.789%, 8/10/46 (a)(g)		3,219	2,735,631
Series 2014-LC17, Class D
3.687%, 10/10/47 (a)(g)		3,549	2,615,472

	Principal Amount (000)		U.S. $ Value
Csail Commercial Mortgage Trust
Series 2015-C2, Class D
4.21%, 6/15/57 (g)	U.S.$	4,091	$3,271,217
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (a)(g)		2,652	2,542,324
Series 2013-GC13, Class D
4.09%, 7/10/46 (a)(g)		9,440	8,685,285
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.214%, 6/15/45 (a)(g)		1,863	1,834,057
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48 (g)		1,300	1,302,650
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (a)(g)		603	484,516
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.893%, 8/15/45 (a)(g)		4,000	3,834,682
Series 2014-C23, Class D
3.992%, 10/15/57 (a)(g)		2,699	2,154,921

			35,640,366

Non-Agency Floating Rate CMBS - 0.1%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.26% (LIBOR 1 Month + 3.70%), 11/15/34 (a)(g)(n)		1,655	1,657,661
CLNS Trust
Series 2017-IKPR, Class F
6.08% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(g)(n)		1,480	1,492,948
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.16% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(g)(n)		755	762,537

			3,913,146

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.02%, 11/16/45 (o)		379	256

Total Commercial Mortgage-Backed Securities (cost $40,742,823)			39,553,768

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 1.1%
CLO - Floating Rate - 1.1%
Apidos CLO XXVI
Series 2017-26A, Class D
7.834% (LIBOR 3 Month + 6.10%), 7/18/29 (a)(g)(n)	U.S.$	550	$559,576
BlueMountain CLO Ltd.
Series 2016-3A, Class D
5.266% (LIBOR 3 Month + 3.85%), 11/15/27 (a)(g)(n)		2,000	2,028,272
BlueMountain Fuji US Clo II Ltd.
Series 2017-2A, Class D
7.481% (LIBOR 3 Month + 6.15%), 10/20/30 (a)(g)(n)		3,300	3,360,631
CBAM 2017-3 Ltd.
Series 2017-3A, Class E1
7.87% (LIBOR 3 Month + 6.50%), 10/17/29 (a)(g)(n)		1,604	1,642,309
CIFC Funding Ltd.
Series 2015-4A, Class D
7.245% (LIBOR 3 Month + 5.50%), 10/20/27 (a)(g)(n)		250	252,625
Dryden 57 Clo Ltd.
Series 2018-57A, Class A
2.77% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(g)(n)		5,050	5,050,000
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.034% (LIBOR 3 Month + 6.30%), 7/18/30 (a)(g)(n)		605	621,557
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
2.793% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(g)(n)		2,400	2,404,279
OZLM Ltd.
Series 2014-8A, Class D
6.681% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(g)(n)		1,908	1,914,924
OZLM VII Ltd.
Series 2014-7A, Class CR
5.231% (LIBOR 3 Month + 3.50%), 7/17/26 (a)(g)(n)		1,000	1,003,726
Series 2014-7A, Class D
6.731% (LIBOR 3 Month + 5.00%), 7/17/26 (a)(g)(n)		1,608	1,612,976
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.172% (LIBOR 3 Month + 3.45%), 10/15/29 (a)(g)(n)		4,444	4,540,690
Series 2017-3A, Class A
2.859% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(g)(n)		1,931	1,936,816

	Principal Amount (000)		U.S. $ Value
Venture XXVII CLO Ltd.
Series 2017-27A, Class D
5.745% (LIBOR 3 Month + 4.00%), 7/20/30 (a)(g)(n)	U.S.$	1,591	$1,627,984

Total Collateralized Loan Obligations (cost $28,177,717)			28,556,365

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
Canada - 1.1%
Canada Housing Trust No. 1
3.80%, 6/15/21 (a) (cost $27,198,176)	CAD	32,700	27,993,593

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)	U.S.$	202	200,990

Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (a)		4,738	6,359,817

Mexico - 0.4%
Petroleos Mexicanos
4.875%, 1/18/24		4,145	4,293,806
5.50%, 1/21/21		6,025	6,373,847

			10,667,653

Total Quasi-Sovereigns (cost $14,846,686)			17,228,460

INFLATION-LINKED SECURITIES - 0.4%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	4,145	4,503,220

Mexico - 0.2%
Mexican Udibonos
Series S
4.00%, 6/13/19	MXN	125,659	6,779,498

Total Inflation-Linked Securities (cost $10,351,779)			11,282,718

BANK LOANS - 0.3%
Industrial - 0.3%
Basic - 0.0%
Foresight Energy LLC
7.443% (LIBOR 3 Month + 5.75%), 3/28/22 (q)	U.S.$	464	447,754

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.195% (LIBOR 3 Month + 4.50%), 1/02/24 (q)		150	151,837

	Principal Amount (000)		U.S. $ Value
6.625%, 1/02/24 (q)	U.S.$	252	$252,569

			404,406

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
5.06% (LIBOR 1 Month + 3.50%), 11/06/24 (q)		661	666,104

Consumer Cyclical - Restaurants - 0.0%
Arby’s Restaurant Group, Inc.
1/17/25 (r)		576	583,125

Consumer Non-Cyclical - 0.2%
Air Medical Group Holdings, Inc.
9/26/24 (r)		1,188	1,201,632
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.323% (LIBOR 3 Month + 7.75%), 9/26/25 (g)(q)(r)		2,842	2,706,956
Avantor, Inc.
5.561% (LIBOR 1 Month + 4.00%), 11/21/24 (q)		1,385	1,403,654

			5,312,242

Total Bank Loans (cost $7,406,536)			7,413,631

	Shares
COMMON STOCKS - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Pete Corp. (e)(g)(j)		74,583	728,452
Paragon Litigation - Class A (e)(g)		10,360	11,572
Paragon Litigation - Class B (e)(g)		15,538	517,617
Paragon Offshore Ltd.) (g)		10,358	212,339
SandRidge Energy, Inc. (j)		2,859	51,148
Vantage Drilling International (e)(g)(j)		5,303	1,179,918

			2,701,046

Financials - 0.1%
Diversified Financial Services - 0.1%
iPayment Holdings, Inc. (e)(g)		1,836,868	1,285,808

Consumer Discretionary - 0.1%
Media - 0.1%
Ion Media Networks, Inc. - Class A (e)(f)(g)(j)		2,512	1,285,290

Information Technology - 0.0%
Internet Software & Services - 0.0%
Avaya Holdings Corp. (j)		45,969	959,834

Company	Shares		U.S. $ Value
Industrials - 0.0%
Consumer Cyclical - Automotive - 0.0%
Exide Technologies/Old (f)(g)(j)(s)		45,970	$181,002

Total Common Stocks (cost $8,509,243)			6,412,980

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.2%
Performing Asset - 0.2%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (e)(f)(g)	U.S.$	494	223,046
Recife Funding Ltd.
1.00%, 11/05/29 (e)(f)(g)		2,884	2,216,256
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (e)(f)(g)		2,136	1,215,246
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (e)(f)(g)(n)		1,960	1,895,978

Total Whole Loan Trusts (cost $7,382,589)			5,550,526

	Shares
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Tervita Corp.
0.00% (e)(g)(j)		245,313	1,869,763

Energy - 0.0%
Berry Petroleum Co. LLC
0.00% (e)(g)(j)		62,301	726,866

Services - 0.0%
iPayment Holdings, Inc.
0.00% (e)(f)(g)(j)		11,762	1,176,200

Total Preferred Stocks (cost $3,136,428)			3,772,829

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	1,057	1,084,746
9.125%, 3/16/24 (a)		363	411,098
25.36% (BADLAR + 3.83%), 5/31/22 (n)	ARS	28,600	1,489,460
Provincia de Cordoba
7.125%, 6/10/21 (a)	U.S.$	493	526,277

	Principal Amount (000)		U.S. $ Value
Total Local Governments - Regional Bonds (cost $3,747,919)			$3,511,581

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30 (cost $2,560,000)	U.S.$	2,560	3,007,027

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
Calibrate Real Estate Fund (e)(f)(t) (cost $899,964)		6,916	1,413,609

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
SEK/EUR
Expiration: Mar 2018; Contracts: 293,658,750;
Exercise Price: SEK 9.45;
Counterparty: Citibank, NA (j)	SEK	293,658,750	26,795
SEK/EUR
Expiration: Mar 2018; Contracts: 96,030,000;
Exercise Price: SEK 9.70;
Counterparty: Morgan Stanley & Co., Inc. (j)	SEK	96,030,000	39,777
SEK/EUR
Expiration: Apr 2018; Contracts: 198,676,700;
Exercise Price: SEK 9.64;
Counterparty: Deutsche Bank AG (j)	SEK	198,676,700	121,805

Total Options Purchased - Calls (premiums paid $541,654)			188,377

OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Feb 2018; Contracts: 85,470,000;
Exercise Price: ZAR 15.40;
Counterparty: Morgan Stanley Capital Services LLC (j)	ZAR	85,470,000	217
USD/MXN
Expiration: Aug 2018; Contracts: 14,650,000;
Exercise Price: MXN 17.50;
Counterparty: Credit Suisse International (j)	USD	14,650,000	110,695

Total Options Purchased - Puts (premiums paid $292,396)			110,912

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28	U.S.$	11	$12,492
Series 1999
7.50%, 11/01/29		16	18,391

Total Mortgage Pass-Throughs (cost $27,415)			30,883

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (g)(j)		2,936	10,276
Encore Automotive Acceptance, expiring 7/05/31 (e)(f)(g)(j)		12	0
Flexpath Capital, Inc., expiring 4/15/31 (e)(f)(g)(j)		17,195	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (j)		2,475	2,598
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (j)		1,042	938

Total Warrants (cost $0)			13,812

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (u)(v)(w) (cost $12,388,381)		12,388,381	12,388,381

Total Investments - 113.3% (cost $2,907,125,075) (x)			2,910,131,715
Other assets less liabilities - (13.3)%			(342,611,587)

Net Assets - 100.0%			$2,567,520,128

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Bond Futures	1,510	March 2018	USD	151,000	$202,086,124	$196,606,719	$(5,479,405)
U.S. T-Note 5 Yr (CBT) Futures	4,160	March 2018	USD	416,000	485,918,596	477,197,502	(8,721,094)
U.S. T-Note 10 Yr (CBT) Futures	1,182	March 2018	USD	118,200	147,413,612	143,705,344	(3,708,268)
U.S. Ultra Bond (CBT) Futures	31	March 2018	USD	3,100	5,203,201	5,020,062	(183,139)
Sold Contracts
10 Yr Canadian Bond Futures	144	March 2018	CAD	14,400	16,003,727	15,480,585	523,142
Euro-BOBL Futures	1,146	March 2018	EUR	114,600	188,006,793	185,606,342	2,400,451
Euro-Bund Futures	225	March 2018	EUR	22,500	44,815,756	44,366,158	449,598
Euro-Schatz Futures	2,417	March 2018	EUR	241,700	336,284,673	335,522,314	762,359

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
U.S. Long Bond (CBT) Futures	724	March 2018	USD	72,400	$110,529,511	$107,016,250	$ 3,513,261
U.S. T-Note 2 Yr (CBT) Futures	1,214	March 2018	USD	242,800	260,192,863	258,866,532	1,326,331

							$ (9,116,764)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	67,596	USD	46,805	3/07/18	$(2,989,874)
Australia and New Zealand Banking Group Ltd.	AUD	66,841	USD	50,770	3/07/18	(3,083,041)
Australia and New Zealand Banking Group Ltd.	USD	6,338	NZD	8,672	3/07/18	50,241
Bank of America, NA	JPY	3,096,033	USD	27,490	2/09/18	(880,556)
Bank of America, NA	RUB	711,362	USD	12,483	4/17/18	(54,334)
Bank of America, NA	MXN	195,829	USD	9,819	7/23/18	(404,825)
Bank of America, NA	BRL	70,348	USD	21,161	2/02/18	(919,236)
Bank of America, NA	BRL	42,497	USD	13,337	3/02/18	39,105
Bank of America, NA	EUR	15,141	USD	18,617	4/20/18	(279,316)
Bank of America, NA	NZD	6,932	AUD	6,212	2/07/18	(103,173)
Bank of America, NA	USD	7,862	CAD	9,727	4/12/18	51,920
Bank of America, NA	USD	13,801	EUR	11,563	3/12/18	590,207
Bank of America, NA	USD	22,245	BRL	70,348	2/02/18	(164,778)
Bank of America, NA	USD	34,071	MXN	657,250	2/22/18	1,127,632
Bank of America, NA	JPY	721,934	CAD	8,007	2/27/18	(109,791)
Barclays Bank PLC	JPY	1,907,479	USD	16,933	2/09/18	(546,040)
Barclays Bank PLC	AUD	18,077	USD	13,897	3/07/18	(667,456)
Barclays Bank PLC	USD	134,285	EUR	113,407	3/12/18	6,863,919
Barclays Bank PLC	USD	3,015	TRY	11,541	2/28/18	32,228
Barclays Bank PLC	USD	12,709	AUD	15,849	3/07/18	60,009
Barclays Bank PLC	NOK	41,533	EUR	4,254	3/08/18	(100,665)
Barclays Bank PLC	USD	21,181	MXN	404,978	2/22/18	507,275
BNP Paribas SA	CAD	167,598	USD	135,033	4/12/18	(1,337,347)
BNP Paribas SA	ARS	254,990	USD	12,858	4/09/18	284,447
BNP Paribas SA	ARS	48,884	USD	2,517	4/05/18	101,393
BNP Paribas SA	AUD	9,254	USD	7,346	3/07/18	(109,868)
BNP Paribas SA	USD	12,876	AUD	15,923	3/07/18	(47,230)
BNP Paribas SA	USD	12,792	NZD	17,462	3/07/18	71,601
BNP Paribas SA	USD	12,668	NZD	18,148	2/07/18	704,893
BNP Paribas SA	USD	12,133	JPY	1,318,520	2/09/18	(51,204)
Brown Brothers Harriman & Co.	SEK	21,465	USD	2,547	3/28/18	(187,417)
Brown Brothers Harriman & Co.	EUR	7,799	USD	9,419	3/12/18	(287,672)
Citibank, NA	MXN	1,928,532	USD	100,804	2/22/18	(2,476,305)
Citibank, NA	JPY	1,830,322	USD	16,395	2/09/18	(377,519)
Citibank, NA	JPY	695,195	USD	6,187	2/13/18	(184,592)
Citibank, NA	ZAR	292,656	USD	21,388	2/07/18	(3,297,148)
Citibank, NA	EUR	214,406	USD	253,717	3/12/18	(13,136,760)
Citibank, NA	BRL	207,134	USD	65,499	2/02/18	485,177
Citibank, NA	BRL	207,134	USD	65,157	3/02/18	341,509
Citibank, NA	GBP	10,188	USD	13,792	2/02/18	(673,670)
Citibank, NA	TRY	5,506	USD	1,527	3/13/18	78,393
Citibank, NA	NOK	905	EUR	94	4/27/18	223
Citibank, NA	EUR	9,492	CHF	10,987	3/12/18	26,284
Citibank, NA	USD	3,572	ZAR	43,495	2/07/18	97,175
Citibank, NA	USD	12,243	CNY	81,179	2/07/18	648,607
Citibank, NA	USD	15,770	NOK	131,616	3/28/18	1,332,090
Citibank, NA	SEK	175,878	EUR	18,272	4/03/18	364,159
Citibank, NA	USD	65,342	BRL	207,134	2/02/18	(328,145)
Citibank, NA	USD	4,699	KRW	5,015,814	4/26/18	(1,320)
Citibank, NA	USD	9,321	COP	28,074,253	2/07/18	568,560
Credit Suisse International	MXN	134,158	USD	7,154	2/22/18	(30,595)
Credit Suisse International	MXN	120,988	USD	6,387	8/06/18	85,602

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	TRY	43,497	USD	10,609	3/08/18	$(850,669)
Credit Suisse International	CAD	15,686	USD	12,748	4/12/18	(15,450)
Credit Suisse International	EUR	1,958	TRY	9,166	4/04/18	(45,610)
Credit Suisse International	EUR	2,210	SEK	21,693	4/16/18	9,439
Credit Suisse International	EUR	3,966	CNY	31,253	2/26/18	23,666
Credit Suisse International	EUR	4,254	NOK	41,534	3/08/18	100,717
Credit Suisse International	EUR	4,320	NOK	41,413	4/27/18	(7,058)
Credit Suisse International	EUR	4,950	SEK	48,919	3/07/18	63,004
Credit Suisse International	USD	1,527	TRY	5,506	3/13/18	(78,379)
Credit Suisse International	CAD	5,694	JPY	496,414	2/27/18	(77,443)
Credit Suisse International	AUD	6,212	NZD	6,933	2/07/18	103,480
Credit Suisse International	AUD	7,596	NZD	8,332	3/27/18	17,297
Credit Suisse International	USD	2,294	TRY	8,883	4/10/18	23,600
Credit Suisse International	USD	2,325	TRY	8,973	4/05/18	19,969
Credit Suisse International	USD	2,423	TRY	9,296	4/26/18	(8,238)
Credit Suisse International	USD	12,799	CHF	11,893	4/12/18	48,733
Credit Suisse International	EUR	18,272	SEK	175,879	4/03/18	(364,052)
Credit Suisse International	TRY	25,059	JPY	695,195	2/13/18	(275,028)
Credit Suisse International	USD	2,298	ZAR	33,147	2/21/18	492,339
Credit Suisse International	USD	1,842	MXN	34,308	7/23/18	(51,149)
Credit Suisse International	USD	2,607	ZAR	35,687	2/07/18	402,953
Credit Suisse International	USD	6,387	MXN	120,988	8/06/18	(85,598)
Credit Suisse International	NOK	168,619	EUR	17,178	3/28/18	(506,182)
Deutsche Bank AG	ILS	169,971	USD	50,064	4/20/18	176,652
Deutsche Bank AG	TRY	9,166	EUR	1,958	4/04/18	45,619
Deutsche Bank AG	USD	365	INR	23,899	3/12/18	8,811
Deutsche Bank AG	USD	7,391	TRY	28,136	3/08/18	21,449
Deutsche Bank AG	CNY	31,253	EUR	3,966	2/26/18	(23,676)
Deutsche Bank AG	SEK	103,455	EUR	10,547	4/20/18	(36,442)
Goldman Sachs Bank USA	BRL	63,422	USD	19,552	2/02/18	(354,831)
Goldman Sachs Bank USA	EUR	11,015	USD	13,439	3/12/18	(270,410)
Goldman Sachs Bank USA	TRY	8,973	USD	2,325	4/05/18	(19,991)
Goldman Sachs Bank USA	USD	5,071	EUR	4,118	4/20/18	68,899
Goldman Sachs Bank USA	NZD	8,332	AUD	7,596	3/27/18	(17,039)
Goldman Sachs Bank USA	USD	20,055	BRL	63,422	2/02/18	(148,556)
HSBC Bank USA	CHF	30,476	USD	31,527	4/12/18	(1,395,373)
HSBC Bank USA	CAD	7,699	USD	6,196	4/12/18	(68,882)
HSBC Bank USA	USD	6,715	CAD	8,407	4/12/18	125,665
HSBC Bank USA	USD	73,226	EUR	61,955	3/12/18	3,883,952
HSBC Bank USA	USD	18,604	SEK	148,166	4/20/18	299,636
HSBC Bank USA	USD	12,130	JPY	1,317,571	2/09/18	(56,902)
JPMorgan Chase Bank, NA	IDR	33,616,622	USD	2,513	4/23/18	7,668
JPMorgan Chase Bank, NA	TWD	795,845	USD	26,702	2/07/18	(600,572)
JPMorgan Chase Bank, NA	MXN	34,307	USD	1,842	7/23/18	51,152
JPMorgan Chase Bank, NA	ZAR	33,147	USD	2,298	2/21/18	(492,334)
JPMorgan Chase Bank, NA	TRY	8,883	USD	2,294	4/10/18	(23,598)
JPMorgan Chase Bank, NA	GBP	6,066	USD	8,322	2/02/18	(290,916)
JPMorgan Chase Bank, NA	TRY	5,649	USD	1,540	3/20/18	56,589
JPMorgan Chase Bank, NA	TRY	5,296	USD	1,475	3/08/18	79,685
JPMorgan Chase Bank, NA	USD	1,475	TRY	5,296	3/08/18	(79,706)
JPMorgan Chase Bank, NA	USD	1,540	TRY	5,649	3/20/18	(56,589)
JPMorgan Chase Bank, NA	TRY	6,773	JPY	192,539	2/13/18	(31,869)
JPMorgan Chase Bank, NA	TRY	9,096	JPY	258,474	4/24/18	15,571
JPMorgan Chase Bank, NA	SEK	21,693	EUR	2,210	4/16/18	(9,427)
JPMorgan Chase Bank, NA	USD	20,279	AUD	26,283	3/07/18	896,513
JPMorgan Chase Bank, NA	CAD	31,140	EUR	20,335	4/12/18	25,969
JPMorgan Chase Bank, NA	JPY	192,539	TRY	6,773	2/13/18	31,869
JPMorgan Chase Bank, NA	JPY	258,474	TRY	9,096	4/24/18	(15,574)
Morgan Stanley & Co., Inc.	TRY	9,296	USD	2,423	4/26/18	8,267
Morgan Stanley & Co., Inc.	USD	9,937	CHF	9,240	4/12/18	44,344
Morgan Stanley & Co., Inc.	USD	6,317	TRY	25,059	2/13/18	329,867
Morgan Stanley & Co., Inc.	NOK	40,507	EUR	4,225	4/27/18	6,942
Morgan Stanley & Co., Inc.	SEK	48,919	EUR	4,950	3/07/18	(63,023)
Morgan Stanley & Co., Inc.	JPY	496,414	CAD	5,694	2/27/18	77,438
Royal Bank of Scotland PLC	ARS	117,817	USD	5,977	4/12/18	176,489
Royal Bank of Scotland PLC	AUD	7,954	NZD	8,672	2/07/18	(18,995)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	1,335	MXN	24,944	2/22/18	$515
Royal Bank of Scotland PLC	USD	7,827	ZAR	99,852	2/07/18	595,059
Royal Bank of Scotland PLC	USD	2,784	COP	7,912,448	2/07/18	3,682
Standard Chartered Bank	TWD	573,658	USD	19,185	3/08/18	(545,692)
Standard Chartered Bank	BRL	73,364	USD	22,857	2/02/18	(169,699)
Standard Chartered Bank	GBP	16,254	USD	23,142	4/13/18	(687)
Standard Chartered Bank	USD	10,666	CNY	70,650	2/07/18	553,800
Standard Chartered Bank	USD	23,199	BRL	73,364	2/02/18	(171,843)
Standard Chartered Bank	USD	13,817	INR	881,356	3/12/18	(35,780)
Standard Chartered Bank	USD	11,105	INR	720,836	3/12/18	166,055
State Street Bank & Trust Co.	TRY	105,313	USD	26,970	2/28/18	(840,499)
State Street Bank & Trust Co.	SEK	77,255	USD	9,178	3/28/18	(662,394)
State Street Bank & Trust Co.	EUR	13,677	USD	16,261	3/14/18	(763,824)
State Street Bank & Trust Co.	EUR	7,003	USD	8,559	3/12/18	(157,503)
State Street Bank & Trust Co.	USD	13	SGD	17	2/08/18	425
State Street Bank & Trust Co.	USD	94	RUB	5,384	4/17/18	744
State Street Bank & Trust Co.	USD	23,845	MYR	93,981	7/12/18	126,409

						$(18,913,778)

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
USD vs. MXN/Credit Suisse International	MXN	21.50	07/2018	8,090,000	USD	8,090	$138,347	$(81,078)
USD vs. MXN/Credit Suisse International	MXN	22.00	08/2018	14,650,000	USD	14,650	285,236	(130,634)
USD vs. MXN/Goldman Sachs Bank USA	MXN	22.00	08/2018	7,837,000	USD	7,837	142,100	(75,306)
USD vs. RUB/Credit Suisse International	RUB	65.85	02/2018	8,008,000	USD	8,008	134,246	(264)
USD vs. TRY/JPMorgan Chase Bank, NA	TRY	3.835	03/2018	8,625,000	USD	8,625	131,100	(88,803)
USD vs. TRY/Morgan Stanley Capital Services LLC	TRY	4.368	07/2018	6,900,000	USD	6,900	182,850	(63,176)
Put
CNH vs. EUR/Deutsche Bank AG	CNH	8.06	02/2018	155,145,000	CNH	155,145	102,532	(16,432)
JPY vs. CAD/Morgan Stanley Capital Services LLC	JPY	90.22	02/2018	2,634,424,000	JPY	2,634,424	105,580	(48,239)

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	21.39	03/2018	259,840,000	MXN	259,840	$110,504	$(7,385)
MXN vs. USD/JPMorgan Chase Bank, NA	MXN	20.00	07/2018	178,000,000	MXN	178,000	231,667	(222,608)
NOK vs. EUR/Barclays Bank PLC	NOK	10.00	03/2018	204,500,000	NOK	204,500	108,552	(10,213)
NOK vs. EUR/Morgan Stanley Capital Services LLC	NOK	9.81	04/2018	200,369,000	NOK	200,369	130,262	(132,871)
NZD vs. AUD/Bank of America, NA	NZD	1.14	02/2018	30,598,000	NZD	30,598	109,028	(812)
NZD vs. AUD/Goldman Sachs Bank USA	NZD	1.12	03/2018	35,448,000	NZD	35,448	120,401	(62,565)
PEN vs. USD/Morgan Stanley Capital Services LLC	PEN	3.36	03/2018	40,488,000	PEN	40,488	44,946	(10,626)
SEK vs. EUR/Morgan Stanley Capital Services LLC	SEK	10.10	03/2018	99,990,000	SEK	99,990	59,256	(5,837)
SEK vs. EUR/Citibank, NA	SEK	9.85	03/2018	306,089,000	SEK	306,089	315,750	(229,725)
SEK vs. EUR/JPMorgan Chase Bank, NA	SEK	10.03	04/2018	104,563,000	SEK	104,563	60,421	(34,992)
SEK vs. EUR/Deutsche Bank AG	SEK	10.00	04/2018	206,000,000	SEK	206,000	130,854	(90,296)
TRY vs. EUR/Deutsche Bank AG	TRY	4.90	04/2018	50,008,000	TRY	50,008	130,513	(131,309)
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	0.04	02/2018	41,050,000	TRY	41,050	109,172	(3,682)
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	0.04	04/2018	48,125,000	TRY	48,125	139,284	(143,699)
TRY vs. USD/Citibank, NA	TRY	3.86	03/2018	33,679,000	TRY	33,679	133,798	(86,962)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.93	03/2018	34,977,000	TRY	34,977	141,911	(66,256)
TRY vs. USD/Goldman Sachs Bank USA	TRY	4.04	04/2018	49,692,000	TRY	49,692	125,091	(77,476)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	4.04	04/2018	50,071,000	TRY	50,071	114,452	(89,317)
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.02	04/2018	51,255,000	TRY	51,255	137,063	(139,305)

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
ZAR vs. USD/JPMorgan Chase Bank, NA	ZAR	15.40	02/2018	170,940,000	ZAR	170,940	$172,050	$(433)
ZAR vs. USD/Bank of America, NA	ZAR	16.00	04/2018	151,680,000	ZAR	151,680	112,291	(3,828)

							$3,959,257	$(2,054,129)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 28, 5 Year Index, 06/20/22*	(1.00)%	Quarterly	0.45%	USD 61,160	$(1,467,306)	$(991,316)	$(475,990)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 328,890	1/17/20	3 Month LIBOR	2.170%	Quarterly/ Semi-Annual	$(925,730)	$	– 0	–	$(925,730)
USD 328,890	1/17/20	3 Month LIBOR	2.204%	Quarterly/ Semi-Annual	(708,851)		– 0	–	(708,851)
USD 132,955	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/ Quarterly	1,325,124		– 0	–	1,325,124
USD 132,955	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/ Quarterly	1,129,221		– 0	–	1,129,221
USD 30,755	2/10/25	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	1,097,167		– 0	–	1,097,167
USD 6,010	6/09/25	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	74,039		– 0	–	74,039
USD 10,000	1/11/27	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	365,202		– 0	–	365,202
USD 11,920	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	387,873		– 0	–	387,873
GBP 100,475	11/08/19	6 Month LIBOR	0.794%	Semi-Annual/ Semi-Annual	(231,864)		– 0	–	(231,864)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP 100,475	11/08/19	6 Month LIBOR	0.796%	Semi-Annual/ Semi-Annual	$(226,217)	$	– 0	–	$(226,217)
GBP 40,190	11/08/22	1.029%	6 Month LIBOR	Semi-Annual/ Semi-Annual	696,415		– 0	–	696,415
GBP 40,190	11/08/22	1.022%	6 Month LIBOR	Semi-Annual/ Semi-Annual	715,904		– 0	–	715,904
USD 46,860	4/02/24	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(941,751)		– 0	–	(941,751)
GBP 44,950	11/29/27	6 Month LIBOR	1.399%	Semi-Annual/ Semi-Annual	(974,066)		– 0	–	(974,066)
GBP 47,488	1/10/28	6 Month LIBOR	1.357%	Semi-Annual/ Semi-Annual	(1,384,402)		(1,360)		(1,383,042)
GBP 47,487	1/11/28	6 Month LIBOR	1.381%	Semi-Annual/ Semi-Annual	(1,237,370)		– 0	–	(1,237,370)
GBP 17,290	11/29/47	1.579%	6 Month LIBOR	Semi-Annual/ Semi-Annual	701,837		– 0	–	701,837
GBP 18,263	1/10/48	1.519%	6 Month LIBOR	Semi-Annual/ Semi-Annual	1,143,102		634		1,142,468
GBP 18,262	1/11/48	1.542%	6 Month LIBOR	Semi-Annual/ Semi-Annual	998,224		– 0	–	998,224

					$2,003,857		$(726)		$2,004,583

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	12.14%	USD	5,000	$(1,200,527)	$(130,282)	$(1,070,245)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	5,000	(739,417)	(539,339)	(200,078)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.94%	USD	5,000	$(739,417)	$(531,537)	$(207,880)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	5,000	(739,417)	(639,880)	(99,537)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	1,146	(169,475)	(192,637)	23,162
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	4,000	(960,422)	48,732	(1,009,154)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	660	(97,603)	(9,053)	(88,550)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	9,220	(1,363,484)	(1,172,774)	(190,710)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	10,000	(1,478,833)	(1,667,031)	188,198
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	20,000	(2,956,000)	(3,039,013)	83,013
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	16,500	(3,961,742)	(3,922,145)	(39,597)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	32,853	(4,858,412)	(4,815,851)	(42,561)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	6,323	(935,066)	(1,078,512)	143,446
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	8,827	(1,305,366)	(1,527,284)	221,918
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	547	(80,892)	(40,254)	(40,638)

						$(21,586,073)	$(19,256,860)	$(2,329,213)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	314	$(300)	$	– 0	–	$(300)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2018
Barclays Capital, Inc. +	0.00%	—	$945,209
HSBC Bank USA	1.36%	1/11/19	10,108,013
HSBC Bank USA	1.43%	11/14/18	42,555,808
HSBC Bank USA	1.43%	1/17/19	36,112,921
HSBC Bank USA	1.43%	11/14/19	46,670,714
HSBC Bank USA	1.60%	2/14/18	86,551,504
JP Morgan Chase Bank	1.52%	2/12/18	52,721,705
JP Morgan Chase Bank	1.57%	4/25/18	71,240,491
JP Morgan Chase Bank	1.62%	4/18/18	20,183,958

			$367,090,323

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2018

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$945,209		$	– 0	–	$	– 0	–	$	– 0	–	$945,209
Governments - Treasuries	– 0	–		139,273,209			91,424,449			135,447,456		366,145,114

Total	$945,209			$139,273,209			$91,424,449			$135,447,456		$367,090,323

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $595,708,726 or 23.2% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2018.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.76% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BCD Acquisition, Inc.
9.625%, 9/15/23	8/22/17	$1,847,314	$1,876,933	0.07%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18	9/15/17	801,019	341,935	0.01%
Creditcorp
12.00%, 7/15/18	6/28/13	1,197,715	1,127,060	0.04%
Exide Technologies
11.00%, 4/30/22	12/01/17	2,697,292	2,858,147	0.11%
Exide Technologies
7.00%, 4/30/25	12/01/17	115,550	125,840	0.00%
Golden Energy Offshore Services AS
5.00%, 2/15/18	12/04/15	2,118,859	874,245	0.03%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.811%, 11/25/24	11/06/15	1,635,155	1,801,150	0.07%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	861,788	14	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 8/25/25	7/28/17	3,395,541	2,970,463	0.12%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1 Zero Coupon, 5/26/26	6/28/17	1,956,053	1,946,894	0.08%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 9/25/26	9/18/17	1,758,337	1,671,900	0.07%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 5/25/26	5/11/17	1,107,300	1,125,367	0.04%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 9/25/28	6/23/17	1,275,923	872,149	0.03%
SoFi Consumer Loan Program LLC Series 2017-2, Class R Zero Coupon, 2/25/26	6/15/17	953,251	853,955	0.03%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15	2,271,677	176,724	0.01%
Vantage Drilling International
10.00%, 12/31/20	6/17/16	73,132	75,460	0.00%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	210,940	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	2/03/14	916,308	103,276	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.811%, 11/25/25	9/06/16	943,625	1,051,657	0.04%

(j)	Non-income producing security.
(k)	Defaulted.
(l)	Convertible security.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(o)	IO - Interest Only.
(p)	Inverse interest only security.
(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2018.
(r)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(s)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies/Old	4/30/15	$87,194	$181,002	0.01%

(t)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(u)	Affiliated investments.
(v)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)	The rate shown represents the 7-day yield as of period end.
(x)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $104,484,474 and gross unrealized depreciation of investments was $(128,404,168), resulting in net unrealized appreciation of $(23,919,694).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Bond Fund, Inc.

AB Income Fund

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$1,575,177,893		$	– 0	–	$1,575,177,893
Corporates - Non-Investment Grade		– 0	–	415,313,772			8,033,464	(a)	423,347,236
Collateralized Mortgage Obligations		– 0	–	198,733,605			– 0	–	198,733,605
Emerging Markets - Treasuries		– 0	–	163,148,557			– 0	–	163,148,557
Local Governments - Provincial Bonds		– 0	–	95,925,430			– 0	–	95,925,430
Corporates - Investment Grade		– 0	–	75,186,230			– 0	–	75,186,230
Emerging Markets - Corporate Bonds		– 0	–	61,151,784			176,724		61,328,508
Asset-Backed Securities		– 0	–	29,177,224			24,446,183		53,623,407
Emerging Markets - Sovereigns		– 0	–	52,603,169			– 0	–	52,603,169
Agencies		– 0	–	42,628,228			– 0	–	42,628,228
Commercial Mortgage-Backed Securities		– 0	–	256			39,553,512		39,553,768
Collateralized Loan Obligations		– 0	–	– 0	–		28,556,365		28,556,365
Governments - Sovereign Agencies		– 0	–	27,993,593			– 0	–	27,993,593
Quasi-Sovereigns		– 0	–	17,228,460			– 0	–	17,228,460
Inflation-Linked Securities		– 0	–	11,282,718			– 0	–	11,282,718
Bank Loans		– 0	–	4,706,675			2,706,956		7,413,631
Common Stocks		1,010,982		– 0	–		5,401,998		6,412,980
Whole Loan Trusts		– 0	–	– 0	–		5,550,526		5,550,526
Preferred Stocks		– 0	–	– 0	–		3,772,829		3,772,829
Local Governments - Regional Bonds		– 0	–	3,511,581			– 0	–	3,511,581
Local Governments - US Municipal Bonds		– 0	–	3,007,027			– 0	–	3,007,027
Options Purchased - Calls		– 0	–	188,377			– 0	–	188,377
Options Purchased - Puts		– 0	–	110,912			– 0	–	110,912
Mortgage Pass-Throughs		– 0	–	30,883			– 0	–	30,883
Warrants		3,536		– 0	–		10,276	(a)	13,812
Short-Term Investments		12,388,381		– 0	–		– 0	–	12,388,381
Investments valued at NAV(b)		– 0	–	– 0	–		– 0	–	1,413,609

Total Investments in Securities		13,402,899		2,777,106,374			118,208,833		2,910,131,715
Other Financial Instruments(c):
Assets:
Futures		8,975,142		– 0	–		– 0	–	8,975,142
Forward Currency Exchange Contracts		– 0	–	23,703,581			– 0	–	23,703,581
Centrally Cleared Interest Rate Swaps		– 0	–	8,634,108			– 0	–	8,634,108
Liabilities:
Futures		(18,091,906)		– 0	–		– 0	–	(18,091,906)
Forward Currency Exchange Contracts		– 0	–	(42,617,359)			– 0	–	(42,617,359)
Currency Options Written		– 0	–	(2,054,129)			– 0	–	(2,054,129)
Centrally Cleared Credit Default Swaps		– 0	–	(1,467,306)			– 0	–	(1,467,306)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,630,251)			– 0	–	(6,630,251)
Credit Default Swaps		– 0	–	(21,586,073)			– 0	–	(21,586,073)
Variance Swaps		– 0	–	(300)			– 0	–	(300)

Total(d)		$4,286,135		$2,735,088,645			$118,208,833		$2,858,997,222

(a)	The Fund held securities with zero market value at period end.
(b)	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments with a fair value of $1,413,609 have not been categorized in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(d)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade(a)		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 10/31/17	$8,839,957		$5,300,000		$23,774,688
Accrued discounts/(premiums)	47,882		– 0	–	(137,985)
Realized gain (loss)	(106,463)		– 0	–	(1,524,359)
Change in unrealized appreciation/depreciation	302,413		– 0	–	(1,121,639)
Purchases/Payups	606,844		– 0	–	5,103,139
Sales/Paydowns	(1,657,169)		– 0	–	(1,647,661)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(5,300,000)		– 0	–

Balance as of 1/31/18	$8,033,464		$ – 0	–	$24,446,183

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$269,725		$ – 0	–	$(1,174,899)

	Emerging Markets - Corporate Bonds		Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 10/31/17	$253,685		$41,690,886		$14,845,194
Accrued discounts/(premiums)	(541)		26,043		1,191
Realized gain (loss)	– 0	–	(980,975)		11,582
Change in unrealized appreciation/depreciation	(76,420)		530,265		154,151
Purchases/Payups	– 0	–	1,655,000		13,943,258
Sales/Paydowns	– 0	–	(3,367,707)		(399,011)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/18	$176,724		$39,553,512		$28,556,365

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(76,420)		$60,578		$154,151

	Whole Loan Trusts		Common Stocks		Bank Loans
Balance as of 10/31/17	$10,733,694		$3,352,486		$2,077,333
Accrued discounts/(premiums)	(10,492)		– 0	–	674
Realized gain (loss)	(2,728,932)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	1,657,208		1,068,457		(30,063)
Purchases/Payups	– 0	–	1,175,596		659,012

Sales/Paydowns	(4,100,952)			(1,175,596)		– 0	–
Transfers in to Level 3	– 0	–		981,055		– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 1/31/18	$5,550,526			$5,401,998		$2,706,956

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(140,021)			$1,068,457		$(30,063)

	Preferred Stocks		Warrants			Total
Balance as of 10/31/17	$3,578,937		$	– 0	–	$114,446,860
Accrued discounts/(premiums)	– 0	–		– 0	–	(73,228)
Realized gain (loss)	– 0	–		– 0	–	(5,329,147)
Change in unrealized appreciation/depreciation	193,892			10,276		2,688,540
Purchases/Payups	2,513,418			– 0	–	25,656,267
Sales/Paydowns	(2,513,418)			– 0	–	(14,861,514)
Transfers in to Level 3	– 0	–		– 0	–	981,055
Transfers out of Level 3	– 0	–		– 0	–	(5,300,000)

Balance as of 1/31/18	$3,772,829			$10,276		$118,208,833	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$615,655			$10,276		$757,439

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2018. Securities priced i) by third party vendors, or ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/18			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$0.00/N/A
		$188,122		Recovery Analysis	Collateral Value	$100.00/N/A

$188,122

Whole Loan Trusts		$2,216,256		Market-Approach	Underlying NAV of the collateral	$76.86/N/A
		$223,046		Discounted Cash Flow	Level Yield	$45.11/NA
		$1,895,978		Discounted Cash Flow	Cash Flow Yield	96.74%/NA
		$353,802		Recovery Analysis	Cumulative Loss	<20%/NA
		$861,444		Recovery Analysis	Cumulative Loss	<20%/NA

$5,550,526

Common Stocks		$1,285,290		Market- Approach	EBITDA* Projection EBITDA* Multiples	$237.20MM 8.1X-10.1X/9.1X
		$1,285,808		Market- Approach	EBITDA* Projection EBITDA* Multiples	$96.00MM/N/A 8.8X-9.8X/9.3X

$2,571,098

Preferred Stocks		$1,176,200		Market- Approach	EBITDA* Projection EBITDA* Multiples	$96.00MM/N/A 8.8X-9.8X/9.3X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield and cumulative loss in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$79,428	$481,360	$548,400	$12,388	$	– 0	–

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 19.1%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.75% (LIBOR 12 Month + 2.00%), 1/01/37 (a)	U.S.$	29		$30,737

Agency Fixed Rate 15-Year - 1.5%
Federal National Mortgage Association
Series 2016
2.50%, 8/01/31-1/01/32		4,464		4,401,608
Series 2017
2.50%, 2/01/32		1,248		1,230,503

				5,632,111

Agency Fixed Rate 30-Year - 17.6%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		230		254,115
Series 2007
5.50%, 7/01/35		31		34,365
Series 2016
4.00%, 2/01/46		1,603		1,670,261
Series 2017
4.00%, 7/01/44		1,257		1,308,116
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		224		246,104
Series 2004
5.50%, 4/01/34-1/01/35		731		802,526
Series 2005
5.50%, 2/01/35		94		103,079
Series 2007
5.50%, 8/01/37		425		467,595
Series 2010
4.00%, 12/01/40		740		770,490
Series 2013
4.00%, 10/01/43		1,811		1,886,543
Series 2018
3.50%, 3/01/48, TBA		25,333		25,526,699
4.00%, 3/01/48, TBA		14,732		15,190,497
4.50%, 3/01/48, TBA		9,507		10,005,275
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		0	**	4
Series 1999
8.15%, 9/15/20		17		17,817
Series 2016
3.00%, 4/20/46-5/20/46		1,266		1,256,327
Series 2018
3.50%, 2/01/48, TBA		6,990		7,116,148

				66,655,961

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2012
2.50%, 5/01/22		161		161,001

Total Mortgage Pass-Throughs (cost $72,693,541)				72,479,810

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 18.7%
Japan - 2.1%
Japan Government Ten Year Bond
Series 349
0.10%, 12/20/27	JPY	861,000	$7,900,742

United States - 16.6%
U.S. Treasury Bonds
2.50%, 2/15/45-5/15/46	U.S.$	1,484	1,362,784
2.75%, 11/15/47		1,280	1,231,600
2.875%, 8/15/45-11/15/46		1,556	1,537,432
3.00%, 5/15/45-5/15/47		2,876	2,911,364
3.125%, 8/15/44		10,677	11,070,403
4.375%, 2/15/38		960	1,184,700
4.50%, 2/15/36		416	516,502
5.375%, 2/15/31		1,444	1,860,052
6.125%, 11/15/27		2,883	3,727,178
7.50%, 11/15/24		995	1,295,366
U.S. Treasury Notes
1.50%, 8/15/26		900	816,577
1.625%, 2/15/26 (b)		418	385,567
1.75%, 11/30/19-11/30/21		15,879	15,643,668
1.875%, 1/31/22-4/30/22		4,690	4,585,422
2.125%, 12/31/22		7,049	6,919,034
2.25%, 11/15/25 (b)		3,979	3,853,703
2.25%, 8/15/27		2,931	2,815,592
2.375%, 8/15/24		1,040	1,023,233

			62,740,177

Total Governments - Treasuries (cost $71,893,883)			70,640,919

CORPORATES - INVESTMENT GRADE - 17.4%
Financial Institutions - 9.4%
Banking - 8.0%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	209,706
Banco Santander SA
3.50%, 4/11/22		400	404,188
5.179%, 11/19/25		600	643,206
Bank of America Corp.
2.881%, 4/24/23		900	890,712
3.824%, 1/20/28		905	921,408
Series G
3.593%, 7/21/28		890	889,671
Barclays PLC
3.65%, 3/16/25		389	384,184
BNP Paribas SA
3.80%, 1/10/24 (c)		347	353,756
Series E
2.25%, 1/11/27 (c)	EUR	345	446,295
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	230	252,082

	Principal Amount (000)		U.S. $ Value
Capital One Financial Corp.
3.30%, 10/30/24	U.S.$	901	$885,818
Citigroup, Inc.
3.668%, 7/24/28		1,240	1,241,178
3.70%, 1/12/26		1,000	1,011,400
Compass Bank
2.875%, 6/29/22		895	878,067
5.50%, 4/01/20		1,339	1,395,827
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,424,460
Credit Agricole SA/London
3.375%, 1/10/22 (c)		355	356,715
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		600	611,436
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		710	693,081
3.75%, 5/22/25		254	257,106
3.85%, 7/08/24		905	925,634
Series D
6.00%, 6/15/20		1,282	1,375,522
HSBC Holdings PLC
4.041%, 3/13/28		1,965	2,012,710
JPMorgan Chase & Co.
3.22%, 3/01/25		890	883,868
3.54%, 5/01/28		1,615	1,613,094
Lloyds Banking Group PLC
3.75%, 1/11/27		920	918,169
4.65%, 3/24/26		366	379,440
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		234	237,599
Morgan Stanley
3.591%, 7/22/28		1,500	1,485,510
5.625%, 9/23/19		478	500,958
Series G
5.50%, 7/24/20		590	628,899
Nationwide Building Society
4.00%, 9/14/26 (c)		950	945,744
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		890	902,469
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	300	410,188
Santander UK PLC
5.00%, 11/07/23 (c)	U.S.$	500	528,145
UBS AG/Stamford CT
7.625%, 8/17/22		620	722,895
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		436	449,982
US Bancorp
Series J
5.30%, 4/15/27 (d)		380	407,611
Wells Fargo & Co.
3.069%, 1/24/23		712	712,320

			30,191,053

	Principal Amount (000)		U.S. $ Value
Finance - 0.2%
Synchrony Financial
3.95%, 12/01/27	U.S.$	910	$892,237

Insurance - 1.0%
American International Group, Inc.
8.175%, 5/15/58		940	1,281,483
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		744	788,774
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		110	116,507
Lincoln National Corp.
8.75%, 7/01/19		111	120,180
MetLife Capital Trust IV
7.875%, 12/15/37 (c)		699	922,589
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		246	405,993
XLIT Ltd.
3.25%, 6/29/47	EUR	199	248,294

			3,883,820

REITS - 0.2%
Trust F/1401
5.25%, 1/30/26 (c)	U.S.$	565	593,250

			35,560,360

Industrial - 7.5%
Basic - 1.1%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	202,086
Eastman Chemical Co.
3.80%, 3/15/25		220	226,690
Glencore Funding LLC
4.125%, 5/30/23 (c)		516	530,412
Minsur SA
6.25%, 2/07/24 (c)		335	371,850
Mosaic Co. (The)
5.625%, 11/15/43		193	210,725
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		1,607	1,627,088
Vale Overseas Ltd.
6.875%, 11/21/36		495	621,844
Yamana Gold, Inc.
4.95%, 7/15/24		339	353,536

			4,144,231

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		540	572,346
General Electric Co.
Series D
5.00%, 1/21/21 (d)		187	188,863

			761,209

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	U.S.$	740	$772,967
Cox Communications, Inc.
2.95%, 6/30/23 (c)		233	227,252
Time Warner Cable LLC
4.50%, 9/15/42		230	212,138
5.00%, 2/01/20		740	768,401

			1,980,758

Communications - Telecommunications - 1.0%
AT&T, Inc.
3.40%, 5/15/25		1,610	1,566,176
4.125%, 2/17/26		1,161	1,173,399
5.15%, 2/14/50		395	399,444
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	110,707
Verizon Communications, Inc.
5.50%, 3/16/47	U.S.$	485	552,051

			3,801,777

Consumer Cyclical - Automotive - 0.8%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	599,050
5.875%, 8/02/21		1,291	1,398,515
General Motors Co.
3.50%, 10/02/18		340	342,832
General Motors Financial Co., Inc.
3.10%, 1/15/19		560	563,612
3.25%, 5/15/18		43	43,137
4.00%, 1/15/25		106	107,193
4.30%, 7/13/25		135	137,840

			3,192,179

Consumer Non-Cyclical - 0.5%
Becton Dickinson and Co.
3.734%, 12/15/24		180	180,376
Biogen, Inc.
4.05%, 9/15/25		683	709,685
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	6,463
Mylan NV
3.125%, 11/22/28 (c)	EUR	344	450,916
Tyson Foods, Inc.
2.65%, 8/15/19	U.S.$	164	164,326
3.95%, 8/15/24		541	559,194

			2,070,960

Energy - 1.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		42	41,244
5.70%, 10/15/19		169	176,421

	Principal Amount (000)		U.S. $ Value
Ecopetrol SA
5.875%, 5/28/45	U.S.$	245	$258,781
Encana Corp.
3.90%, 11/15/21		415	423,736
Energy Transfer LP
6.70%, 7/01/18		411	418,591
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	138,619
5.75%, 9/01/20		420	444,914
Enterprise Products Operating LLC
5.20%, 9/01/20		235	249,446
Hess Corp.
4.30%, 4/01/27		648	651,059
Noble Energy, Inc.
3.90%, 11/15/24		463	474,158
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		594	579,839
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		482	511,831
Williams Partners LP
4.125%, 11/15/20		403	415,618

			4,784,257

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (c)		530	559,150

Services - 0.4%
Expedia, Inc.
3.80%, 2/15/28		636	605,663
S&P Global, Inc.
4.40%, 2/15/26		584	620,932
Total System Services, Inc.
3.75%, 6/01/23		116	116,906

			1,343,501

Technology - 1.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	228,733
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		181	178,562
3.875%, 1/15/27 (c)		395	384,236
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		865	926,847
6.02%, 6/15/26 (c)		145	158,562
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		629	621,974
HP, Inc.
4.65%, 12/09/21		266	280,670
KLA-Tencor Corp.
4.65%, 11/01/24		614	655,298
Lam Research Corp.
2.80%, 6/15/21		269	268,761
Motorola Solutions, Inc.
3.50%, 3/01/23		400	397,792
7.50%, 5/15/25		43	51,233

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 1/01/25	U.S.$	336	$333,564
VMware, Inc.
2.95%, 8/21/22		283	273,483
Western Digital Corp.
7.375%, 4/01/23 (c)		508	553,847

			5,313,562

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		545	550,133

			28,501,717

Utility - 0.5%
Electric - 0.5%
Dominion Energy, Inc.
4.70%, 12/01/44		750	831,233
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		580	624,225
TECO Finance, Inc.
5.15%, 3/15/20		380	397,385

			1,852,843

Total Corporates - Investment Grade (cost $64,646,953)			65,914,920

ASSET-BACKED SECURITIES - 11.6%
Autos - Fixed Rate - 6.6%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		281	280,628
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,226	1,225,203
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		276	275,577
Series 2017-3, Class A2A
1.69%, 12/18/20		435	433,599
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		335	334,958
Series 2016-1A, Class A
2.99%, 6/20/22 (c)		418	419,462
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		198	197,473
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		133	133,027
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		376	374,131

	Principal Amount (000)		U.S. $ Value
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)	U.S.$	249	$248,632
Series 2016-AA, Class A3
1.77%, 10/15/20 (c)		646	645,152
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		83	82,457
Series 2016-C, Class E
8.39%, 9/15/23 (c)		600	631,625
Series 2017-D, Class A
1.87%, 3/15/21 (c)		885	881,941
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (c)		550	557,715
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (c)		51	51,328
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (c)		278	277,444
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		7	6,962
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		270	280,842
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		126	126,160
Series 2016-3A, Class D
6.40%, 7/17/23 (c)		350	369,302
Series 2017-1A, Class D
6.20%, 11/15/23 (c)		525	548,088
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		346	345,274
Series 2017-3A, Class A
2.05%, 12/15/21 (c)		733	730,517
Series 2017-3A, Class C
3.68%, 7/17/23 (c)		385	378,178
Series 2018-1A, Class A
2.21%, 5/17/21 (c)		1,100	1,099,934
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		633	632,577
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)		212	211,868
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		350	376,027
Series 2016-3, Class A1
1.61%, 12/15/19 (c)		96	95,753
Series 2016-4, Class E

	Principal Amount (000)		U.S. $ Value
6.44%, 1/16/24 (c)	U.S.$	565	$581,045
Series 2017-2, Class A
1.85%, 7/15/21 (c)		497	494,775
Series 2017-3, Class A
1.88%, 10/15/21 (c)		497	495,724
Series 2017-4, Class A
2.07%, 4/15/22 (c)		408	406,107
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		322	321,485
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		906	897,813
Series 2016-1, Class A1
1.76%, 2/15/21		682	678,860
Series 2017-1, Class A1
2.07%, 5/15/22		710	702,771
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		171	171,113
Series 2015-3, Class A3
1.69%, 3/20/19		573	572,992
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		575	574,344
Series 2016-1, Class A1
1.96%, 5/17/21 (c)		860	855,611
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		195	194,769
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		386	387,830
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		180	178,434
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		678	675,753
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		2,370	2,366,546
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		58	58,452
Series 2017-3, Class A2
1.67%, 6/15/20		416	415,155
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		77	76,578
Series 2018-1A, Class A1
1.75%, 2/15/19 (c)		760	760,006
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (c)		950	941,221

			25,059,218

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 2.8%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)	U.S.$	14	$13,941
CLUB Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (c)(e)		700	701,396
Series 2017-P2, Class A
2.61%, 1/15/24 (c)(e)		708	707,522
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		616	613,714
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)(e)		129	129,102
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(e)		230	230,780
Series 2017-1A, Class C
6.658%, 3/15/24 (c)(e)		750	783,009
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(e)		408	408,233
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(e)		278	278,065
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(e)		543	541,505
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(e)		215	215,619
SBA Tower Trust
3.156%, 10/08/20 (c)		688	686,280
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(e)		361	363,848
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)(e)		407	407,972
Series 2017-1, Class A
3.28%, 1/26/26 (c)(e)		328	329,936
Series 2017-2, Class A
3.28%, 2/25/26 (c)(e)		459	461,208
Series 2017-3, Class A
2.77%, 5/25/26 (c)(e)		382	381,297
Series 2017-4, Class B
3.59%, 5/26/26 (c)(e)		870	854,985
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(e)		720	711,823
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(e)		725	715,501
Series 2018-1, Class A1
2.55%, 2/25/27 (c)(e)		950	949,938

			10,485,674

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 1.5%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21	U.S.$	703	$702,471
Series 2015-4, Class A
1.72%, 8/16/21		630	628,683
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,050,926
Series 2015-3, Class A
1.74%, 9/15/21		859	857,330
Series 2016-1, Class A
2.04%, 3/15/22		544	543,189
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		570	569,925
Series 2016-B, Class A
1.44%, 6/15/22		416	414,687
Series 2017-B, Class A
1.98%, 6/15/23		685	680,450

			5,447,661

Credit Cards - Floating Rate - 0.4%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.91% (LIBOR 1 Month + 0.35%), 8/17/20 (a)		964	964,141
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
2.04% (LIBOR 1 Month + 0.48%), 2/15/22 (a)		681	681,406

			1,645,547

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.06% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		997	1,001,256

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (e)		70	70,814

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.686% (LIBOR 1 Month + 1.13%), 12/25/32 (a)(e)		36	35,941

Total Asset-Backed Securities (cost $43,684,499)			43,746,111

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
Non-Agency Fixed Rate CMBS - 7.2%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (e)	U.S.$	24	$23,740
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		890	882,487
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		735	728,052
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		1,305	1,317,145
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.103%, 11/10/46 (c)(e)		565	535,093
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,223	1,215,047
Series 2015-GC35, Class A4
3.818%, 11/10/48		340	351,175
Series 2016-C1, Class A4
3.209%, 5/10/49		1,359	1,346,759
Series 2016-GC36, Class A5
3.616%, 2/10/49		425	432,891
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		377	365,541
Series 2015-CR24, Class A5
3.696%, 8/10/48		430	443,318
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,045	1,076,877
Series 2015-PC1, Class A5
3.902%, 7/10/50		685	709,213
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		332	337,435
Series 2015-C3, Class A4
3.718%, 8/15/48		573	588,936
Series 2015-C4, Class A4
3.808%, 11/15/48		1,450	1,498,615
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		1,149	1,149,972
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		766	746,947
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		243	242,605
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (e)		175	175,461
Series 2011-C5, Class D
5.408%, 8/15/46 (c)(e)		127	125,180

	Principal Amount (000)		U.S. $ Value
Series 2012-C6, Class D
5.136%, 5/15/45 (e)	U.S.$	690	$683,903
Series 2012-C6, Class E
5.136%, 5/15/45 (c)(e)		389	343,778
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class A5
3.822%, 7/15/48		425	440,028
Series 2015-C31, Class A3
3.801%, 8/15/48		1,009	1,043,725
Series 2015-C32, Class C
4.668%, 11/15/48 (e)		540	540,600
Series 2015-C33, Class A4
3.77%, 12/15/48		1,050	1,083,511
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		219	173,362
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		56	55,558
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		513	509,492
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		615	596,792
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)		365	363,900
Series 2016-UB12, Class A4
3.596%, 12/15/49		660	671,564
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.444%, 11/01/31 (e)(f)(g)		484	5
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,089,024
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,040	1,049,720
Series 2015-SG1, Class C
4.469%, 9/15/48 (e)		516	509,845
Series 2016-LC25, Class C
4.436%, 12/15/59 (e)		545	525,693
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	869,934
Series 2016-NXS6, Class C
4.311%, 11/15/49 (e)		600	598,319
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.227%, 3/15/45 (c)(f)		8,046	388,387
Series 2013-C14, Class A5
3.337%, 6/15/46		655	662,275
Series 2014-C20, Class A2
3.036%, 5/15/47		546	548,757

			27,040,661

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 1.5%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.56% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(e)	U.S.$	1,330	$1,331,228
BX Trust
Series 2017-IMC, Class A
2.61% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(c)		805	807,003
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.16% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(e)		450	454,492
Great Wolf Trust
Series 2017-WOLF, Class A
2.56% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		655	656,839
H/2 Asset Funding NRE
Series 2015-1A
3.21%, 6/24/49 (a)(e)(g)		334	333,618
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.26% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		728	730,185
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSA
3.424% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(c)		202	202,169
Series 2015-XLF2, Class SNMA
3.504% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		185	183,777
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.78% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		1,097	1,097,057

			5,796,368

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
Zero Coupon, 7/16/46 (f)(h)		856	8

Total Commercial Mortgage-Backed Securities (cost $33,275,314)			32,837,037

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%
Risk Share Floating Rate - 4.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.061% (LIBOR 1 Month + 6.50%), 4/25/26 (a)(g)		196	200,289

	Principal Amount (000)		U.S. $ Value
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.261% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(c)	U.S.$	491	$491,348
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/23 (a)		1,040	1,162,150
Series 2014-DN3, Class M3
5.561% (LIBOR 1 Month + 4.00%), 8/25/24 (a)		795	868,882
Series 2014-DN4, Class M3
6.111% (LIBOR 1 Month + 4.55%), 10/25/24 (a)		261	290,418
Series 2014-HQ3, Class M3
6.311% (LIBOR 1 Month + 4.75%), 10/25/24 (a)		820	913,864
Series 2015-DNA1, Class M3
4.861% (LIBOR 1 Month + 3.30%), 10/25/27 (a)		265	296,983
Series 2015-DNA2, Class M2
4.161% (LIBOR 1 Month + 2.60%), 12/25/27 (a)		536	546,574
Series 2015-DNA3, Class M3
6.261% (LIBOR 1 Month + 4.70%), 4/25/28 (a)		280	337,025
Series 2015-HQA1, Class M2
4.211% (LIBOR 1 Month + 2.65%), 3/25/28 (a)		378	385,431
Series 2015-HQA2, Class M3
6.361% (LIBOR 1 Month + 4.80%), 5/25/28 (a)		500	586,996
Series 2016-DNA1, Class M3
7.111% (LIBOR 1 Month + 5.55%), 7/25/28 (a)		330	397,164
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 11/25/24 (a)		151	170,597
Series 2015-C01, Class 1M2
5.861% (LIBOR 1 Month + 4.30%), 2/25/25 (a)		267	292,860
Series 2015-C01, Class 2M2
6.111% (LIBOR 1 Month + 4.55%), 2/25/25 (a)		331	359,012
Series 2015-C02, Class 1M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (a)		482	528,126
Series 2015-C02, Class 2M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (a)		329	355,503

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (a)	U.S.$	595	$675,282
Series 2015-C03, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (a)		586	649,160
Series 2015-C04, Class 1M2
7.261% (LIBOR 1 Month + 5.70%), 4/25/28 (a)		817	941,902
Series 2015-C04, Class 2M2
7.111% (LIBOR 1 Month + 5.55%), 4/25/28 (a)		576	647,714
Series 2016-C01, Class 1M2
8.311% (LIBOR 1 Month + 6.75%), 8/25/28 (a)		982	1,170,283
Series 2016-C01, Class 2M2
8.511% (LIBOR 1 Month + 6.95%), 8/25/28 (a)		478	566,451
Series 2016-C02, Class 1M2
7.561% (LIBOR 1 Month + 6.00%), 9/25/28 (a)		539	638,354
Series 2016-C03, Class 2M2
7.461% (LIBOR 1 Month + 5.90%), 10/25/28 (a)		881	1,023,140
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/24 (a)(g)		93	100,928
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.811% (LIBOR 1 Month + 5.25%), 11/25/25 (a)(g)		392	442,735
Series 2015-WF1, Class 2M2
7.061% (LIBOR 1 Month + 5.50%), 11/25/25 (a)(g)		104	122,637

			15,161,808

Agency Floating Rate - 1.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
4.641% (6.20% - LIBOR 1 Month), 10/15/42 (a)(i)		1,652	314,697
Series 4719, Class JS
4.591% (6.15% - LIBOR 1 Month), 9/15/47 (a)(i)		1,925	346,210
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.979% (6.54% - LIBOR 1 Month), 12/25/41 (a)(i)		1,169	233,076
Series 2012-70, Class SA
4.989% (6.55% - LIBOR 1 Month), 7/25/42 (a)(i)		2,140	438,192

	Principal Amount (000)		U.S. $ Value
Series 2015-90, Class SL
4.589% (6.15% - LIBOR 1 Month), 12/25/45 (a)(i)	U.S.$	2,391	$410,733
Series 2016-77, Class DS
4.439% (6.00% - LIBOR 1 Month), 10/25/46 (a)(i)		2,371	432,084
Series 2017-16, Class SG
4.489% (6.05% - LIBOR 1 Month), 3/25/47 (a)(i)		2,364	421,514
Series 2017-26, Class TS
4.389% (5.95% - LIBOR 1 Month), 4/25/47 (a)(i)		2,195	417,029
Series 2017-62, Class AS
4.589% (6.15% - LIBOR 1 Month), 8/25/47 (a)(i)		2,289	436,732
Series 2017-81, Class SA
4.639% (6.20% - LIBOR 1 Month), 10/25/47 (a)(i)		2,318	458,434
Series 2017-97, Class LS
4.639% (6.20% - LIBOR 1 Month), 12/25/47 (a)(i)		2,050	403,624
Government National Mortgage Association
Series 2017-65, Class ST
4.589% (6.15% - LIBOR 1 Month), 4/20/47 (a)(i)		2,272	434,381

			4,746,706

Non-Agency Fixed Rate - 1.0%
Alternative Loan Trust
Series 2005-57CB, Class 4A3 5.50%, 12/25/35		188	168,312
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		117	118,798
Series 2006-24CB, Class A16
5.75%, 6/25/36		342	289,276
Series 2006-28CB, Class A14
6.25%, 10/25/36		240	201,849
Series 2006-J1, Class 1A13
5.50%, 2/25/36		196	179,275
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.244%, 5/25/35		336	338,573
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		102	89,119
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		348	286,016
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		319	275,035
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.585%, 7/25/36		644	573,875

	Principal Amount (000)		U.S. $ Value
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)	U.S.$	525	$463,053
Series 2010-9, Class 7A6
6.00%, 5/26/37 (a)(c)		444	358,464
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		452	412,615

			3,754,260

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.751% (LIBOR 1 Month + 0.19%), 12/25/36 (a)		736	456,482
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.811% (LIBOR 1 Month + 0.25%), 3/25/35 (a)		263	233,446
Impac Secured Assets Corp.
Series 2005-2, Class A2D
1.991% (LIBOR 1 Month + 0.43%), 3/25/36 (a)		371	309,204
Residential Accredit Loans, Inc. Trust
Series 2007-QS4, Class 2A4
1.901% (LIBOR 1 Month + 0.34%), 3/25/37 (a)		725	235,969

			1,235,101

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.09%, 5/28/35 (e)		65	60,894

Total Collateralized Mortgage Obligations (cost $23,868,473)			24,958,769

INFLATION-LINKED SECURITIES - 5.2%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	375,136	3,636,413

United States - 4.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (b)	U.S.$	5,835	5,829,120
0.125%, 4/15/20 (TIPS)		1,696	1,688,442
0.25%, 1/15/25 (TIPS)		3,701	3,626,095
0.375%, 7/15/25 (TIPS)		5,038	4,984,019

			16,127,676

Total Inflation-Linked Securities (cost $19,935,708)			19,764,089

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 4.0%
Industrial - 2.5%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)	U.S.$	331	$339,669
SPCM SA
4.875%, 9/15/25 (c)		286	287,110

			626,779

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		120	128,597
SFR Group SA
5.375%, 5/15/22 (c)	EUR	222	281,825

			410,422

Communications - Telecommunications - 0.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (c)	GBP	300	441,144
CenturyLink, Inc.
Series Y
7.50%, 4/01/24	U.S.$	79	79,518
Sprint Capital Corp.
6.90%, 5/01/19		970	1,010,284
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		750	440,603

			1,971,549

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		379	376,131

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (c)		360	386,150
6.50%, 2/15/25 (c)		520	579,727
KB Home
4.75%, 5/15/19		286	290,090

			1,255,967

Consumer Non-Cyclical - 0.2%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (c)		475	477,598
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		375	335,873

			813,471

Energy - 0.6%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		567	433,755

	Principal Amount (000)		U.S. $ Value
Nabors Industries, Inc.
5.50%, 1/15/23	U.S.$	721	$722,319
PDC Energy, Inc.
5.75%, 5/15/26 (c)		465	474,918
SM Energy Co.
6.50%, 1/01/23		35	35,653
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (c)		459	467,680

			2,134,325

Other Industrial - 0.3%
General Cable Corp.
5.75%, 10/01/22		655	672,770
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		361	370,090

			1,042,860

Technology - 0.1%
Western Digital Corp.
4.75%, 2/15/26		560	566,563

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		309	303,651

			9,501,718

Financial Institutions - 1.5%
Banking - 1.3%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (d)		600	624,420
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		213	237,853
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		129	157,473
Credit Suisse Group AG
7.50%, 12/11/23 (c)(d)		363	412,216
Goldman Sachs Group, Inc. (The) Series P
5.00%, 11/10/22 (d)		477	468,109
Intesa Sanpaolo SpA
7.75%, 1/11/27 (c)(d)	EUR	200	315,664
Series E
3.928%, 9/15/26 (c)		141	194,217
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)	U.S.$	402	451,936
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (a)(c)(d)	EUR	50	62,029
8.625%, 8/15/21 (d)	U.S.$	570	636,998
Series U
4.013% (LIBOR 3 Month + 2.32%), 9/30/27 (a)(d)		700	710,164

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(c)(d)	U.S.$	400	$383,308
7.50%, 4/02/22 (c)(d)		363	391,132

			5,045,519

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		440	466,924
7.25%, 1/25/22		99	107,089

			574,013

			5,619,532

Total Corporates - Non-Investment Grade (cost $15,096,330)			15,121,250

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 0.9%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		541	176,182
7.125%, 6/26/42 (c)		394	151,690

			327,872

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		377	389,252

Consumer Non-Cyclical - 0.3%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		350	366,100
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		233	234,386
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		615	511,988
Virgolino de Oliveira Finance SA
10.50%, 1/28/21 (e)(g)(j)(k)		660	42,900

			1,155,374

Energy - 0.3%
Petrobras Global Finance BV
5.75%, 2/01/29		562	555,919
6.125%, 1/17/22		23	24,518
6.25%, 3/17/24		411	437,756
Ultrapar International SA
5.25%, 10/06/26 (c)		379	384,448

			1,402,641

Transportation - Services - 0.1%
Rumo Luxembourg Sarl
5.875%, 1/18/25 (c)		315	318,604

			3,593,743

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (c)	U.S.$	261	$284,360

Total Emerging Markets - Corporate Bonds (cost $4,569,477)			3,878,103

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
27.28% (ARPP7DRR), 6/21/20 (a)	ARS	6,500	362,444

Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	9,270	2,953,537

Total Emerging Markets - Treasuries (cost $2,739,434)			3,315,981

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,414,152)	U.S.$	970	1,505,683

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (c)		313	308,965

Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		756	776,412
6.50%, 3/13/27 (c)		335	365,609

			1,142,021

Total Quasi-Sovereigns (cost $1,421,109)			1,450,986

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (e)(j)(l)		439	439,339
Mt. Logan Re Ltd. (Preference Shares) (e)(j)(l)		187	187,144

Total Common Stocks (cost $626,000)			626,483

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
4.125%, 1/21/26 (cost $575,991)	U.S.$	551	$568,219

EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (c) (cost $235,000)		235	249,100

SHORT-TERM INVESTMENTS - 22.0%
Agency Discount Note - 11.5%
Federal Home Loan Bank Discount Notes
Zero Coupon, 2/14/18-4/25/18 (cost $43,541,356)		43,650	43,541,356

Governments - Treasuries - 5.8%
Japan - 5.8%
Japan Treasury Discount Bill
Series 729
Zero Coupon, 4/05/18 (cost $21,313,236)	JPY	2,416,250	22,140,105

U.S. Treasury Bills - 3.2%
U.S. Treasury Bill
Zero Coupon, 7/05/18 (cost $12,012,517)	U.S.$	12,094	12,012,517

Commercial Paper - 1.0%
Bank of Tokyo-Mitsubishi UFJ NY
Zero Coupon, 4/18/18 (cost $3,756,152)		3,770	3,756,152

	Shares
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (m)(n)(o) (cost $2,084,436)		2,084,436	2,084,436

Total Short-Term Investments (cost $82,707,697)			83,534,566

Total Investments - 116.4% (cost $439,383,561) (p)			440,592,026
Other assets less liabilities - (16.4)%			(61,937,530)

Net Assets - 100.0%			$378,654,496

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	583	March 2018	USD	58,300	$67,832,570	$66,876,477	$(956,093)
U.S. Ultra Bond (CBT) Futures	84	March 2018	USD	8,400	13,952,186	13,602,750	(349,436)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	2	March 2018	JPY	200,000	2,763,018	2,753,870	9,148
Euro-BOBL Futures	162	March 2018	EUR	16,200	26,612,799	26,237,546	375,253
U.S. T-Note 2 Yr (CBT) Futures	63	March 2018	USD	12,600	13,508,502	13,433,766	74,736
U.S. T-Note 10 Yr (CBT) Futures	285	March 2018	USD	28,500	35,335,857	34,649,765	686,092

							$(160,300)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	1,154	USD	799	3/07/18	$(51,035)
Bank of America, NA	BRL	1,666	USD	501	2/02/18	(21,763)
Bank of America, NA	USD	527	BRL	1,666	2/02/18	(3,901)
Barclays Bank PLC	USD	1,113	RUB	63,680	4/17/18	9,329
Citibank, NA	BRL	3,649	USD	1,154	2/02/18	8,548
Citibank, NA	GBP	950	USD	1,278	2/02/18	(71,481)
Citibank, NA	USD	1,152	BRL	3,649	2/02/18	(6,144)
Citibank, NA	USD	760	CNY	5,039	2/07/18	40,258
Citibank, NA	USD	946	PEN	3,113	2/07/18	22,013
Citibank, NA	USD	735	MXN	14,063	2/22/18	18,058
Citibank, NA	BRL	3,649	USD	1,148	3/02/18	6,360
Citibank, NA	EUR	4,078	USD	4,864	3/12/18	(211,872)
Credit Suisse International	CAD	1,168	EUR	765	3/12/18	1,275
Goldman Sachs Bank USA	BRL	1,984	USD	597	2/02/18	(25,580)
Goldman Sachs Bank USA	USD	627	BRL	1,984	2/02/18	(4,647)
HSBC Bank USA	USD	695	CNY	4,604	2/07/18	36,461
HSBC Bank USA	JPY	116,302	USD	1,046	2/09/18	(20,172)
HSBC Bank USA	EUR	1,113	PLN	4,690	3/09/18	17,989
HSBC Bank USA	CAD	1,571	USD	1,266	4/12/18	(12,219)
JPMorgan Chase Bank, NA	TWD	43,683	USD	1,466	2/07/18	(32,965)
JPMorgan Chase Bank, NA	GBP	950	USD	1,354	4/13/18	459
Royal Bank of Scotland PLC	PEN	3,107	USD	960	2/07/18	(6,429)
Standard Chartered Bank	JPY	3,174,464	USD	28,837	3/02/18	(284,659)
Standard Chartered Bank	USD	747	INR	47,676	3/12/18	(1,935)
State Street Bank & Trust Co.	USD	172	JPY	19,363	2/09/18	5,318
State Street Bank & Trust Co.	AUD	253	USD	192	3/07/18	(11,731)
State Street Bank & Trust Co.	EUR	250	USD	310	3/12/18	(1,528)

						$(601,993)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	18,140	11/14/19	1.863%	3 Month LIBOR	Semi-Annual/Quarterly	$118,104	$	– 0	–	$118,104
SEK	30,420	3/31/22	3 Month STIBOR	0.341%	Quarterly/ Annual	(7,636)		14		(7,650)
NZD	6,235	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	99,271		– 0	–	99,271
USD	2,630	1/14/24	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(50,158)		– 0	–	(50,158)
USD	2,300	2/14/24	2.889%	3 Month LIBOR	Semi-Annual/Quarterly	(54,145)		– 0	–	(54,145)
USD	3,600	11/10/25	2.256%	3 Month LIBOR	Semi-Annual/Quarterly	109,110		– 0	–	109,110
USD	456	6/28/26	1.460%	3 Month LIBOR	Semi-Annual/Quarterly	44,105		– 0	–	44,105
USD	1,670	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	55,936		– 0	–	55,936
USD	1,470	1/09/48	3 Month LIBOR	2.632%	Quarterly/Semi-Annual	(67,275)		– 0	–	(67,275)
GBP	33,350	11/07/19	6 Month LIBOR	0.790%	Semi-Annual/Semi-Annual	(78,937)		(216)		(78,721)
GBP	6,310	11/07/22	1.032%	6 Month LIBOR	Semi-Annual/Semi-Annual	107,963		97		107,866
AUD	11,460	1/08/23	6 Month BBSW	2.460%	Semi-Annual/Semi-Annual	(66,226)		– 0	–	(66,226)
USD	985	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	81,525		– 0	–	81,525
USD	1,240	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	101,198		– 0	–	101,198
GBP	1,730	1/05/48	1.482%	6 Month LIBOR	Semi-Annual/Semi-Annual	129,831		– 0	–	129,831

						$522,666		$(105)		$522,771

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)%	Quarterly	0.77%	USD	452	$(28,084)	$(7,670)	$(20,414)
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)	Quarterly	0.77	USD	518	(32,185)	(9,115)	(23,070)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	57	(397)	728	(1,125)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	2,085	(14,532)	26,436	(40,968)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	20	(139)	185	(324)
CDX-CMBX.NA.BBB- Series 7, 1/17/47*	(3.00)	Monthly	5.23	USD	2,150	222,919	140,031	82,888
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	695	(4,843)	9,501	(14,344)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	2,592	(18,065)	27,799	(45,864)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	777	(5,415)	8,262	(13,677)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	762	(5,311)	10,331	(15,642)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.40	USD	169	(1,178)	1,624	(2,802)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	85	(12,570)	(12,044)	(526)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.94%	USD	297	$(43,921)	$(47,582)	$3,661
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	41	(6,064)	(6,892)	828
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	269	(39,758)	(41,837)	2,079
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	201	(29,725)	(27,820)	(1,905)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	291	(43,010)	(45,053)	2,043
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	509	(75,272)	(34,363)	(40,909)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	155	(22,922)	(11,184)	(11,738)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	1,882	(278,289)	(80,294)	(197,995)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	2,150	(317,950)	(129,851)	(188,099)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	850	(35,039)	(17,352)	(17,687)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	745	(110,173)	(54,490)	(55,683)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	46	(6,802)	(2,755)	(4,047)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	531	(78,526)	(45,581)	(32,945)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	52	(7,690)	(6,361)	(1,329)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	322	(47,618)	(42,344)	(5,274)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.94%	USD	179	$(26,471)	$(21,367)	$(5,104)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	181	(26,767)	(21,598)	(5,169)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	530	(78,379)	(59,587)	(18,792)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	325	(48,062)	(52,137)	4,075
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	224	(33,126)	(38,208)	5,082
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	313	(46,288)	(54,157)	7,869
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	20	(2,956)	(3,170)	214
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	1,469	(217,241)	(74,974)	(142,267)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	760	(112,391)	(63,141)	(49,250)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	1,125	(166,369)	(89,754)	(76,615)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	219	(32,387)	(15,152)	(17,235)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	311	(45,991)	(28,045)	(17,946)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	26	(3,845)	(2,432)	(1,413)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	52	(7,690)	(4,953)	(2,737)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	52	(7,690)	(5,360)	(2,330)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	104	(15,380)	(11,717)	(3,663)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.94%	USD	260	$(38,450)	$(36,928)	$(1,522)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	574	(84,885)	(79,418)	(5,467)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	356	(52,647)	(39,582)	(13,065)

						$(2,089,574)	$(1,099,371)	$(990,203)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG AUD/JPY	11.12	Maturity	AUD	48	$430,251	$421,326	$(46)

*	Termination date

**	Principal amount less than 500.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $68,635,414 or 18.1% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.061%, 4/25/26	4/29/16	$196,344	$200,289	0.05%
H/2 Asset Funding NRE Series 2015-1A
3.21%, 6/24/49	6/19/15	333,618	333,618	0.09%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.811%, 11/25/24	11/06/15	$91,626	$100,928	0.03%
Prudential Securities Secured Financing Corp. Series 1999-NRF1, Class AEC
1.444%, 11/01/31	11/02/07	5	5	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	365,927	42,900	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.811%, 11/25/25	9/28/15	392,160	442,735	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.061%, 11/25/25	9/28/15	103,689	122,637	0.03%

(h)	Variable rate coupon, rate shown as of January 31, 2018.
(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted matured security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	1/02/14	$439,000	$439,339	0.12%
Mt Logan Re Ltd. (Preference Shares)	12/30/14	187,000	187,144	0.05%

(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,133,936 and gross unrealized depreciation of investments was $(8,155,242), resulting in net unrealized appreciation of $(21,306).

Currency Abbreviations:
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$72,479,810	$	– 0	–	$72,479,810
Governments - Treasuries		– 0	–	70,640,919		– 0	–	70,640,919
Corporates - Investment Grade		– 0	–	65,914,920		– 0	–	65,914,920
Asset-Backed Securities		– 0	–	34,467,617		9,278,494		43,746,111
Commercial Mortgage-Backed Securities		– 0	–	26,118,820		6,718,217		32,837,037
Collateralized Mortgage Obligations		– 0	–	24,897,875		60,894		24,958,769
Inflation-Linked Securities		– 0	–	19,764,089		– 0	–	19,764,089
Corporates - Non-Investment Grade		– 0	–	15,121,250		– 0	–	15,121,250

Investments in Securities:	Level 1			Level 2		Level 3		Total
Emerging Markets - Corporate Bonds	$	– 0	–	$3,835,203		$42,900		$3,878,103
Emerging Markets - Treasuries		– 0	–	3,315,981		– 0	–	3,315,981
Local Governments - US Municipal Bonds		– 0	–	1,505,683		– 0	–	1,505,683
Quasi-Sovereigns		– 0	–	1,450,986		– 0	–	1,450,986
Common Stocks		– 0	–	– 0	–	626,483		626,483
Governments - Sovereign Bonds		– 0	–	568,219		– 0	–	568,219
Emerging Markets - Sovereigns		– 0	–	249,100		– 0	–	249,100
Short-Term Investments:
Agency Discount Notes		– 0	–	43,541,356		– 0	–	43,541,356
Governments - Treasuries		– 0	–	22,140,105		– 0	–	22,140,105
U.S. Treasury Bills		– 0	–	12,012,517		– 0	–	12,012,517
Commercial Paper		– 0	–	3,756,152		– 0	–	3,756,152
Investment Companies		2,084,436		– 0	–	– 0	–	2,084,436

Total Investments in Securities		2,084,436		421,780,602		16,726,988		440,592,026
Other Financial Instruments (a):
Assets:
Futures		1,145,229		– 0	–	– 0	–	1,145,229
Forward Currency Exchange Contracts		– 0	–	166,068		– 0	–	166,068
Centrally Cleared Interest Rate Swaps		– 0	–	847,043		– 0	–	847,043
Credit Default Swaps		– 0	–	222,919		– 0	–	222,919
Variance Swaps		– 0	–	430,251		– 0	–	430,251
Liabilities:
Futures		(1,305,529)		– 0	–	– 0	–	(1,305,529)
Forward Currency Exchange Contracts		– 0	–	(768,061)		– 0	–	(768,061)
Centrally Cleared Interest Rate Swaps		– 0	–	(324,377)		– 0	–	(324,377)
Credit Default Swaps		– 0	–	(2,312,493)		– 0	–	(2,312,493)

Total (b)		$1,924,136		$420,041,952		$16,726,988		$438,693,076

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/17	$8,199,060		$6,323,878		$610,816
Accrued discounts/(premiums)	105		578		– 0	–
Realized gain (loss)	(1,725,469)		(63,751)		– 0	–
Change in unrealized appreciation/depreciation	(31,529)		1,095		78
Purchases/Payups	2,404,909		1,330,000		– 0	–
Sales/Paydowns	1,128,025		(873,583)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(696,607)		– 0	–	(550,000)

Balance as of 1/31/18	$9,278,494		$6,718,217		$60,894

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(31,529)		$(40,601)		$78

	Emerging Markets - Corporate Bonds			Common Stocks		Total
Balance as of 10/31/17	$	– 0	–	$652,741		$15,786,495
Accrued discounts/(premiums)		– 0	–	– 0	–	683
Realized gain (loss)		– 0	–	– 0	–	(1,789,220)
Change in unrealized appreciation/depreciation		9,076		(26,258)		(47,538)
Purchases/Payups		– 0	–	– 0	–	3,734,909
Sales/Paydowns		– 0	–	– 0	–	254,442
Transfers in to Level 3		33,824		– 0	–	33,824
Transfers out of Level 3		– 0	–	– 0	–	(1,246,607)

Balance as of 1/31/18		$42,900		$626,483		$16,726,988 (a)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18		$9,076		$(26,258)		$(89,234)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2018. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/18	Valuation Technique	Unobservable Input	Input
Common Stock	$626,483	Market Approach	NAV Equivalent	$1,000.77 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV Equivalent would be expected to result in a significantly lower (higher) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$617	$77,825	$76,358	$2,084	$	– 0	–

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.3%
Long-Term Municipal Bonds - 100.3%
Alabama - 2.3%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,456,737
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,855,642
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/25	2,110	2,425,129
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2016A
5.00%, 12/01/31	11,235	12,176,605

		20,914,113

Arizona - 2.1%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,220,069
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,675,421
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21 (Pre-refunded/ETM)	630	680,047
5.00%, 7/01/21	1,135	1,225,164
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,507,757
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,200	1,205,676

		19,514,134

California - 2.3%
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	469,836
NATL Series 2006-32F
5.25%, 5/01/18	290	292,854
State of California
Series 2011
5.00%, 10/01/20	5,000	5,452,450
Series 2012
5.00%, 9/01/20	9,305	10,121,328
Series 2014
5.00%, 8/01/22-5/01/25	4,250	4,945,529

		21,281,997

	Principal Amount (000)	U.S. $ Value
Colorado - 3.3%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/29 (a)(b)	$1,510	$1,634,681
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	406,924
Series 2012A
5.00%, 11/15/24 (c)	10,395	11,709,968
5.00%, 11/15/25	3,000	3,378,060
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23 (c)	4,730	5,512,815
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,120,313
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20 (a)(b)	1,310	1,391,534
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	470,668

		30,624,963

Connecticut - 2.7%
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,035	5,628,979
Series 2014A
5.00%, 3/01/28	2,230	2,452,732
Series 2014F
5.00%, 11/15/26	1,275	1,424,647
Series 2015B
5.00%, 6/15/25	4,330	4,923,124
Series 2016A
5.00%, 3/15/32	5,000	5,540,800
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,013,869

		24,984,151

Florida - 8.1%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	8,211,087
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,866,234

	Principal Amount (000)	U.S. $ Value
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	$10,190	$11,532,299
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,738,230
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,242,655
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,699,395
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,071,149
Series 2013A
5.00%, 7/01/18-7/01/19	3,905	4,031,387
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,192,583
Series 2015B
5.00%, 10/01/23	1,500	1,730,235
Florida State Board of Education (State of Florida)
Series 2015B
5.00%, 6/01/21	1,725	1,907,350
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/33	4,000	4,626,680
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,900	1,940,356
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	1,000	1,153,740
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/25	4,500	5,218,065

		74,161,445

Georgia - 1.2%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,082,140
Main Street Natural Gas, Inc.
Series 2018A
4.00%, 4/01/48 (d)	9,370	10,131,500

		11,213,640

Illinois - 5.9%
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,707,200

	Principal Amount (000)	U.S. $ Value
Series 2016C
5.00%, 1/01/33	$5,000	$5,688,350
Series 2017B
5.00%, 1/01/35	1,475	1,691,766
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,820,925
5.50%, 1/01/25	2,250	2,571,435
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/20-2/15/24	6,355	6,794,547
Sangamon County Water Reclamation District
Series 2011A
5.00%, 1/01/21	2,170	2,320,858
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,072,542
Series 2013
5.00%, 7/01/23	1,670	1,778,951
Series 2013A
5.00%, 4/01/20	4,080	4,231,327
Series 2014
5.00%, 5/01/30	4,180	4,361,830
Series 2017B
5.00%, 12/01/24	5,050	5,395,622
Series 2017D
5.00%, 11/01/21-11/01/26	9,220	9,795,133

		54,230,486

Indiana - 0.6%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20	2,860	3,036,376
5.00%, 1/01/23 (Pre-refunded/ETM)	2,105	2,332,930

		5,369,306

Kentucky - 3.4%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/27-7/01/28	3,845	4,331,172
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,482,853
Kentucky Public Energy Authority
Series 2018A
4.00%, 4/01/48 (d)	17,025	18,475,019
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25 (Pre-refunded/ETM)	2,275	2,581,488

		30,870,532

	Principal Amount (000)	U.S. $ Value
Louisiana - 5.2%
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34	$1,800	$2,076,282
State of Louisiana
Series 2017B
5.00%, 10/01/31-10/01/32	30,210	35,406,811
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27 (Pre-refunded/ETM) (a)	2,860	3,231,285
5.00%, 5/01/27	6,225	6,976,233

		47,690,611

Maryland - 4.4%
State of Maryland
Series 2014B
5.00%, 8/01/20	10,165	10,997,310
5.00%, 8/01/21 (c)	26,600	29,558,452

		40,555,762

Massachusetts - 5.7%
Commonwealth of Massachusetts
AGM Series 2006C
3.083% (CPIYOYX + 0.88%), 11/01/19 (e)	9,575	9,615,406
NATL Series 2000D
2.221%, 12/01/30 (f)	500	480,470
NATL Series 2000E
2.221%, 12/01/30 (f)	4,525	4,348,253
NATL Series 2000F
2.086%, 12/01/30 (f)	1,000	960,940
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
2.507% (CPIYOYX + 1.67%), 6/01/20 (e)	3,450	3,529,591
Commonwealth of Massachusetts Transportation Fund Revenue
Series 2017A
5.00%, 6/01/30-6/01/31	10,960	13,129,888
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,719,244
Series 2004C
2.114% (CPIYOYX + 0.79%), 7/01/20 (e)	2,650	2,675,573
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.00% (CPIYOYX + 0.99%), 8/01/22 (e)	3,240	3,258,792
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/28	1,655	2,001,888

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	$2,475	$2,808,086
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,555,055

		52,083,186

Michigan - 2.8%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/21	3,750	4,088,288
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,092,517
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,084,675
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	1,785	2,035,186
University of Michigan
Series 2017A
5.00%, 4/01/24	4,000	4,690,000

		25,990,666

Minnesota - 0.2%
Minnesota Higher Education Facilities Authority
Series 2010B
5.00%, 10/01/21 (Pre-refunded/ETM)	1,295	1,367,416

Mississippi - 0.5%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,546,065
Series 2013A
5.00%, 1/01/19	1,000	1,030,710
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	1,500	1,630,695

		4,207,470

Missouri - 0.2%
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,770,274

	Principal Amount (000)	U.S. $ Value
Montana - 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/31-2/15/33	$3,275	$3,712,272

Nevada - 1.1%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,044,160
Series 2013B
5.00%, 6/01/19	2,210	2,307,594
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	823,096
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,614,750
Series 2015B
5.00%, 12/01/20	4,250	4,639,597

		10,429,197

New Jersey - 5.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	1,150	1,232,742
Series 2014U
5.00%, 6/15/24	4,250	4,708,150
Series 2017B
5.00%, 11/01/20	1,000	1,065,390
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/26-10/01/27	3,810	4,310,180
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,390	4,850,599
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	10,000	10,779,200
Series 2014C
5.25%, 6/15/32	2,960	3,206,065
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	1,600	1,833,248
5.00%, 1/01/23	200	228,750
Series 2014A
5.00%, 1/01/28	4,785	5,495,860
Series 2014C
5.00%, 1/01/23	1,590	1,803,394
Series 2017A
5.00%, 1/01/33	7,300	8,428,142

		47,941,720

	Principal Amount (000)	U.S. $ Value
New York - 13.6%
City of New York NY
Series 2011A
5.00%, 8/01/23	$4,250	$4,704,410
Series 2014J
5.00%, 8/01/21	6,100	6,765,327
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24 (Pre-refunded/ETM)	4,065	4,666,905
5.00%, 11/15/25 (Pre-refunded/ETM)	5,000	5,740,350
Series 2012F
5.00%, 11/15/26	3,635	4,130,269
Series 2013A
5.00%, 11/15/26 (Pre-refunded/ETM)	2,300	2,666,965
Series 2013E
5.00%, 11/15/25 (Pre-refunded/ETM)	8,510	9,958,998
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,278,542
New York City Transitional Finance Authority
Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	6,830	7,710,387
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,293,730
Series 2012A
5.00%, 12/15/22 (c)	14,610	16,721,291
Series 2012B
5.00%, 3/15/20	7,900	8,459,083
Series 2014A
5.00%, 2/15/28	6,565	7,566,622
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
2.062%, 5/01/34 (f)	3,500	3,353,035
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,325,920
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	18,759,166
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,000	4,165,880
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,627,835
Series 2013B
5.00%, 11/15/20	4,100	4,474,740

		125,369,455

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.6%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	$6,700	$7,317,874
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	7,834,932

		15,152,806

Ohio - 2.7%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	5,000	5,614,400
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	2,585	2,938,044
City of Cleveland OH Income Tax Revenue
Series 2017B-1
5.00%, 10/01/27-10/01/30	7,585	8,919,266
Series 2017B-2
5.00%, 10/01/29	1,485	1,744,890
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	5,600	6,060,824

		25,277,424

Oregon - 1.5%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	5,582,745
Deschutes County Hospital Facilities Authority (St Charles Health Systems, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,036,450
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25 (Pre-refunded/ETM)	4,605	5,137,246
Series 2018A
5.00%, 10/01/29 (a)(d)	1,910	2,249,464

		14,005,905

Pennsylvania - 7.1%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,349,045
City of Philadelphia PA
Series 2017
5.00%, 8/01/28	12,990	15,158,291

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/32-10/01/33	$2,135	$2,477,895
AGM Series 2010A
5.00%, 6/15/18	550	557,463
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/25	10,025	11,517,823
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM) (a)	475	499,087
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25 (a)	2,060	2,166,832
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19	3,085	3,186,898
Series 2012B
5.00%, 7/01/21	5,995	6,063,223
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/34-6/01/36	7,580	8,514,120
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,918,278
Series 2016F
5.00%, 9/01/34	5,000	5,412,850
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,591,257

		65,413,062

South Carolina - 0.7%
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	2,872,181
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/34-12/01/36	2,535	2,853,163
Series 2016C
5.00%, 12/01/35	930	1,053,262

		6,778,606

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	455	516,298
5.00%, 7/01/23	1,930	2,185,628

		2,701,926

	Principal Amount (000)	U.S. $ Value
Texas - 6.4%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	$1,000	$1,051,930
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,291,497
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,219,441
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,270,194
City of Garland TX
Series 2010
5.00%, 2/15/26	500	532,260
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,204,945
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27 (Pre-refunded/ETM)	2,735	3,055,980
City of Lubbock TX
Series 2013
5.00%, 2/15/19	1,740	1,803,092
Conroe Independent School District
Series 2011
5.00%, 2/15/24 (Pre-refunded/ETM)	255	271,927
5.00%, 2/15/24-2/15/26	4,955	5,280,618
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,098,371
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,658,163
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/36	1,000	1,043,270
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016B2
3.00%, 11/15/21 (a)	800	796,008
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,093,190
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26 (Pre-refunded/ETM)	3,625	4,060,761
Series 2017A
5.00%, 1/01/38	3,000	3,293,730
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (c)	3,280	3,400,671

	Principal Amount (000)	U.S. $ Value
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	$1,710	$1,868,842
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,815,378
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35	900	904,491
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017B-3
3.875%, 11/15/22 (a)	1,550	1,552,542
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,410,038
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,143,252

		59,120,591

Virginia - 0.7%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	2,000	2,144,900
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,289,800

		6,434,700

Washington - 6.6%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,753,181
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,667,492
City of Seattle WA Municipal Light & Power Revenue
Series 2015A
5.00%, 5/01/18	2,070	2,088,630
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,644,869
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	2,720	2,846,199
5.00%, 1/01/20 (Pre-refunded/ETM) (a)	1,280	1,360,192
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	690,316
Series 2012A
5.00%, 7/01/19	4,200	4,407,270

	Principal Amount (000)	U.S. $ Value
Port of Seattle WA
Series 2013
5.00%, 7/01/24	$4,820	$5,484,100
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	756,143
Series 2015R
5.00%, 7/01/26	13,325	15,575,193
Series 2017D
5.00%, 2/01/21	9,985	10,943,859

		61,217,444

Wisconsin - 1.5%
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	9,520	10,978,629
5.00%, 7/01/24 (Pre-refunded/ETM) (a)	2,480	2,864,053

		13,842,682

Total Municipal Obligations (cost $908,780,962)		924,227,942

GOVERNMENTS - TREASURIES - 3.1%
United States - 3.1%
U.S. Treasury Notes 2.125%, 11/30/23 (c) (cost $28,981,985)	29,000	28,265,937

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (g)(h)(i) (cost $13,969,685)	13,969,685	13,969,685

Total Investments - 104.9% (cost $951,732,632) (j)		966,463,564
Other assets less liabilities - (4.9)%		(45,487,096)

Net Assets - 100.0%		$920,976,468

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.02%	USD	1,628	$(67,110)	$(98,250)	$31,140
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	755	(29,738)	(31,033)	1,295
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	651	(26,836)	(37,897)	11,061
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	911	(35,883)	(36,443)	560
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	651	(26,836)	(35,456)	8,620
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	254	(10,443)	(10,492)	49

						$(196,846)	$(249,571)	$52,725

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$25,000	9/02/20	1.548%	CPI	#	Maturity	$465,273
Bank of America, NA	25,000	2/02/32	2.403%	CPI	#	Maturity	(172,455)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	Maturity	(472,303)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	Maturity	(316,127)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	Maturity	(1,605,623)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	Maturity	(80,911)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	Maturity	(143,541)
Barclays Bank PLC	1,000	5/04/21	2.845%	CPI	#	Maturity	(120,986)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	Maturity	(356,012)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	Maturity	(1,439,679)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	Maturity	(1,733,844)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	Maturity	(1,763,037)
Barclays Bank PLC	19,000	5/05/25	2.125%	CPI	#	Maturity	59,759
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	Maturity	(652,204)
Barclays Bank PLC	20,000	6/06/32	2.145%	CPI	#	Maturity	635,196
Barclays Bank PLC	14,000	9/01/32	2.128%	CPI	#	Maturity	553,513
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	Maturity	(730,593)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$15,600	12/14/20	1.548%	CPI	#	Maturity	$391,241
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	Maturity	(672,717)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	Maturity	(387,451)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	Maturity	(338,968)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	Maturity	(1,667,579)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	Maturity	(3,707,945)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	Maturity	(2,073,041)
Citibank, NA	30,000	9/19/24	2.070%	CPI	#	Maturity	571,700
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	Maturity	(2,432,934)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	Maturity	(1,158,177)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	Maturity	(717,608)
Deutsche Bank AG	25,000	9/02/25	1.880%	CPI	#	Maturity	653,637
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	Maturity	(54,446)
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	Maturity	(1,528,597)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	Maturity	(228,575)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	Maturity	(567,353)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI	#	Maturity	(209,980)
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	Maturity	(478,998)
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	Maturity	(417,160)
JPMorgan Chase Bank, NA	13,000	3/01/27	2.279%	CPI	#	Maturity	(2,253)
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	Maturity	(3,116,538)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	Maturity	(1,700,981)
JPMorgan Chase Bank, NA	24,000	11/17/32	2.183%	CPI	#	Maturity	707,178
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	Maturity	(2,721,908)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	Maturity	(114,036)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	Maturity	(1,354,659)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	Maturity	(968,027)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	Maturity	(801,976)

							$(32,971,725)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $6,172,247 or 0.7% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	When-Issued or delayed delivery security.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.

(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2018 and the aggregate market value of these securities amounted to $9,142,698 or 0.99% of net assets.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,485,971 and gross unrealized depreciation of investments was $(41,674,039), resulting in net unrealized appreciation of $(18,188,068).

As of January 31, 2018, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.1%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
CPIYOYX	-	Consumer Price Index Year Over Year Change
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$902,927,042		$21,300,900		$924,227,942
Governments - Treasuries		– 0	–	28,265,937		– 0	–	28,265,937
Short-Term Investments		13,969,685		– 0	–	– 0	–	13,969,685

Total Investments in Securities		13,969,685		931,192,979		21,300,900		966,463,564
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	4,037,497		– 0	–	4,037,497
Liabilities:
Credit Default Swaps		– 0	–	(196,846)		– 0	–	(196,846)
Inflation (CPI) Swaps		– 0	–	(37,009,222)		– 0	–	(37,009,222)

Total (b)		$13,969,685		$898,024,408		$21,300,900		$933,294,993

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/ (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value
(b)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/17	$19,128,058		$19,128,058
Accrued discounts/(premiums)	(61,338)		(61,338)
Realized gain (loss)	36,813		36,813
Change in unrealized appreciation/depreciation	(226,508)		(226,508)
Purchases	3,456,465		3,456,465
Sales	(1,032,590)		(1,032,590)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/18	$21,300,900		$21,300,900

Net change in unrealized appreciation/depreciation
from investments held as of 1/31/18	$(214,330)		$(214,330)

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in AB mutual funds for the three months ended January, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$11,054	$61,955	$59,039	$13,970	$	– 0	–

AB Bond Fund, Inc.

AB All Market Real Return Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.5%
Real Estate - 23.5%
Diversified Real Estate Activities - 1.3%
Ayala Land, Inc.	1,737,660	$1,498,859
Kerry Properties Ltd.	408,000	1,950,643
Leopalace21 Corp.	157,200	1,305,939
Mitsui Fudosan Co., Ltd.	237,200	6,246,858
Pakuwon Jati Tbk PT	2,687,500	142,233
Shenzhen Investment Ltd.	348,000	155,137
Sumitomo Realty & Development Co., Ltd.	70,000	2,700,631
Sun Hung Kai Properties Ltd.	53,000	916,309
UOL Group Ltd.	346,123	2,406,915

		17,323,524

Diversified REITs - 3.4%
Activia Properties, Inc.	408	1,818,194
Armada Hoffler Properties, Inc.	152,860	2,199,655
Dream Global Real Estate Investment Trust	153,590	1,552,133
Empire State Realty Trust, Inc. - Class A	167,470	3,274,039
Fibra Uno Administracion SA de CV	304,899	480,159
GPT Group (The)	823,431	3,337,698
Gramercy Property Trust	107,132	2,704,012
Growthpoint Properties Ltd.	1,182,105	2,770,095
H&R Real Estate Investment Trust	104,040	1,777,984
Hispania Activos Inmobiliarios SOCIMI SA	158,237	3,310,336
Hulic Reit, Inc.	1,197	1,879,016
ICADE	30,230	3,278,428
Kenedix Office Investment Corp. - Class A	305	1,921,118
KLCCP Stapled Group	51,300	101,956
Land Securities Group PLC	193,760	2,758,569
Liberty Property Trust	59,560	2,466,380
Mapletree Greater China Commercial Trust (a)	215,400	206,894
Merlin Properties Socimi SA	145,369	2,093,089
Mirvac Group	1,516,920	2,695,477
Redefine Properties Ltd.	567,048	517,924
SA Corporate Real Estate Ltd.	1,499,301	636,125
Washington Real Estate Investment Trust	100,430	2,878,324

		44,657,605

Health Care REITs - 1.1%
Healthcare Realty Trust, Inc.	68,470	2,045,199
Medical Properties Trust, Inc.	201,610	2,637,059
Sabra Health Care REIT, Inc.	141,930	2,568,933
Welltower, Inc.	116,750	7,001,497

		14,252,688

Hotel & Resort REITs - 0.8%
MGM Growth Properties LLC - Class A	96,020	2,694,321
Park Hotels & Resorts, Inc.	88,450	2,557,090
RLJ Lodging Trust	166,370	3,846,474
Summit Hotel Properties, Inc.	117,429	1,818,975

		10,916,860

Industrial REITs - 1.5%
Goodman Group	211,382	1,379,388
LaSalle Logiport REIT	342	369,349
Macquarie Mexico Real Estate Management SA de CV (b)	91,367	101,618

Company	Shares	U.S. $ Value
Mapletree Logistics Trust	2,092,250	$2,185,076
PLA Administradora Industrial S de RL de CV (b)	1,614,300	2,458,952
Prologis, Inc.	17,560	1,143,332
Rexford Industrial Realty, Inc.	99,270	2,947,326
Segro PLC	326,022	2,696,268
STAG Industrial, Inc.	155,930	3,948,147
Tritax Big Box REIT PLC	874,090	1,850,445

		19,079,901

Office REITs - 3.0%
Alexandria Real Estate Equities, Inc.	32,452	4,209,024
Allied Properties Real Estate Investment Trust	59,294	1,993,339
Boston Properties, Inc.	15,882	1,964,762
Brandywine Realty Trust	156,900	2,814,786
Champion REIT	1,937,000	1,438,639
Columbia Property Trust, Inc.	102,454	2,242,718
Corporate Office Properties Trust	77,400	2,113,020
Derwent London PLC	77,050	3,201,027
Hibernia REIT PLC	524,570	997,761
Investa Office Fund	507,400	1,808,815
Japan Prime Realty Investment Corp.	166	586,938
Japan Real Estate Investment Corp.	117	601,237
Kilroy Realty Corp.	37,480	2,673,074
Mack-Cali Realty Corp.	80,250	1,610,617
Nippon Building Fund, Inc.	655	3,509,893
Orix JREIT, Inc.	857	1,322,080
SL Green Realty Corp.	31,220	3,138,234
Workspace Group PLC	202,920	2,981,999

		39,207,963

Real Estate Development - 2.4%
AP Thailand PCL	259,000	73,185
Bumi Serpong Damai Tbk PT	854,100	116,104
China Evergrande Group (b)(c)	395,000	1,300,774
China Jinmao Holdings Group Ltd.	556,000	361,931
China Overseas Land & Investment Ltd.	2,078,790	8,039,244
China Resources Land Ltd.	798,874	3,179,473
China Vanke Co., Ltd. - Class H	156,700	763,274
CIFI Holdings Group Co., Ltd.	2,948,000	2,532,622
Ciputra Development Tbk PT	1,207,887	122,697
CK Asset Holdings Ltd.	873,000	8,307,115
Country Garden Holdings Co., Ltd.	860,000	1,847,270
Guangzhou R&F Properties Co., Ltd. - Class H	107,600	301,143
IOI Properties Group Bhd	203,100	103,693
Longfor Properties Co., Ltd.	161,650	527,528
Mah Sing Group Bhd	177,350	65,240
Quality Houses PCL	757,666	77,412
Shimao Property Holdings Ltd.	139,500	413,949
Sino-Ocean Group Holding Ltd.	333,930	275,686
Summarecon Agung Tbk PT	1,182,800	98,946
Sunac China Holdings Ltd.	204,000	973,631
Supalai PCL	98,600	73,981
Times Property Holdings Ltd.	1,435,000	1,780,752
UEM Sunrise Bhd (b)	179,600	51,914

		31,387,564

Company	Shares	U.S. $ Value
Real Estate Operating Companies - 2.4%
Aroundtown SA	321,130	$2,585,562
Ascendas India Trust	78,900	68,567
BR Malls Participacoes SA	378,415	1,525,582
CA Immobilien Anlagen AG	81,649	2,507,926
Central Pattana PCL	290,351	769,449
Deutsche Wohnen SE	59,090	2,671,787
Entra ASA (a)	168,638	2,550,713
Fabege AB	78,560	1,720,081
Hongkong Land Holdings Ltd.	399,100	2,874,057
Hufvudstaden AB - Class A	104,120	1,675,731
Iguatemi Empresa de Shopping Centers SA	6,800	91,906
Multiplan Empreendimentos Imobiliarios SA	9,180	209,175
Parque Arauco SA	353,110	1,162,721
SM Prime Holdings, Inc.	1,146,700	824,819
TLG Immobilien AG	58,610	1,648,905
Vonovia SE	108,073	5,329,359
Wharf Real Estate Investment Co., Ltd. (b)	336,000	2,321,566

		30,537,906

Residential REITs - 2.4%
American Campus Communities, Inc.	46,060	1,771,468
American Homes 4 Rent - Class A	172,170	3,579,414
Camden Property Trust	35,730	3,092,789
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	225,293	158,715
Essex Property Trust, Inc.	21,160	4,929,857
Independence Realty Trust, Inc.	211,660	1,945,155
Japan Rental Housing Investments, Inc.	2,393	1,889,499
Killam Apartment Real Estate Investment Trust	267,370	2,943,244
Mid-America Apartment Communities, Inc.	41,720	3,978,836
Sun Communities, Inc.	47,797	4,246,285
UNITE Group PLC (The)	259,525	2,936,837

		31,472,099

Retail REITs - 3.7%
Charter Hall Retail REIT (c)	679,960	2,096,877
Frontier Real Estate Investment Corp.	143	597,307
Fukuoka REIT Corp.	1,193	2,004,179
Hyprop Investments Ltd.	27,899	273,191
IGB Real Estate Investment Trust	184,600	75,777
Japan Retail Fund Investment Corp.	761	1,518,931
Kenedix Retail REIT Corp.	700	1,580,343
Klepierre SA	78,086	3,567,507
Link REIT	639,401	5,658,970
Lippo Malls Indonesia Retail Trust	222,100	71,110
National Retail Properties, Inc.	91,030	3,612,070
Realty Income Corp.	87,960	4,678,592
Regency Centers Corp.	58,870	3,703,512
Resilient REIT Ltd.	30,118	297,650
Retail Opportunity Investments Corp.	100,330	1,843,062
Simon Property Group, Inc.	73,722	12,043,963
Unibail-Rodamco SE	6,670	1,710,087
Urban Edge Properties	103,090	2,410,244
Westfield Corp.	37,278	276,109

		48,019,481

Specialized REITs - 1.5%
CubeSmart	82,910	2,282,512
Digital Realty Trust, Inc.	48,490	5,428,456
Equinix, Inc.	4,520	2,057,459

Company	Shares	U.S. $ Value
Farmland Partners, Inc. (c)	250,900	$2,044,835
Gladstone Land Corp. (c)	161,270	2,052,967
National Storage Affiliates Trust	118,630	3,009,643
Public Storage	10,670	2,088,759

		18,964,631

		305,820,222

Energy - 17.5%
Integrated Oil & Gas - 12.0%
BP PLC	2,526,558	18,025,447
Chevron Corp.	188,850	23,672,347
Eni SpA	616,140	11,091,882
Exxon Mobil Corp.	241,914	21,119,092
Galp Energia SGPS SA	140,660	2,686,926
LUKOIL PJSC (Sponsored ADR)	83,900	5,524,815
Origin Energy Ltd. (b)	307,440	2,302,917
PetroChina Co., Ltd. - Class H	8,676,000	6,847,156
Petroleo Brasileiro SA (Preference Shares) (b)	570,900	3,533,905
Repsol SA	256,676	4,830,878
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	46,560	1,635,047
Royal Dutch Shell PLC - Class B	1,188,176	42,147,540
Statoil ASA	24,580	575,942
TOTAL SA	144,789	8,394,855
YPF SA (Sponsored ADR)	177,680	4,290,972

		156,679,721

Oil & Gas Equipment & Services - 0.6%
C&J Energy Services, Inc. (b)	138,080	4,228,010
Petrofac Ltd.	151,261	1,139,734
Petroleum Geo-Services ASA (b)(c)	568,845	1,689,288
TMK PJSC (GDR) (a)	126,523	759,138

		7,816,170

Oil & Gas Exploration & Production - 4.2%
Aker BP ASA	108,721	3,146,176
Anadarko Petroleum Corp.	124,578	7,480,909
Canadian Natural Resources Ltd. (Toronto)	227,287	7,759,172
CNOOC Ltd.	2,432,000	3,822,768
Concho Resources, Inc. (b)	19,080	3,003,955
Continental Resources, Inc./OK (b)	73,503	4,081,622
Devon Energy Corp.	139,100	5,754,567
EOG Resources, Inc.	103,653	11,920,095
Gran Tierra Energy, Inc. (b)	628,430	1,737,123
Inpex Corp.	174,400	2,274,443
SM Energy Co.	137,812	3,217,910

		54,198,740

Company	Shares	U.S. $ Value
Oil & Gas Refining & Marketing - 0.7%
Cosan SA Industria e Comercio	124,400	$1,704,933
JXTG Holdings, Inc.	638,000	4,247,550
Tupras Turkiye Petrol Rafinerileri AS	83,770	2,569,557

		8,522,040

		227,216,671

Materials - 6.6%
Aluminum - 0.7%
Alcoa Corp. (b)	118,900	6,185,178
Aluminum Corp. of China Ltd. - Class H (b)(c)	3,612,000	2,442,757

		8,627,935

Construction Materials - 0.4%
CRH PLC	26,043	967,189
Fletcher Building Ltd.	303,850	1,752,852
Grupo Cementos de Chihuahua SAB de CV	407,947	2,308,487

		5,028,528

Copper - 0.8%
Antofagasta PLC	210,640	2,787,824
First Quantum Minerals Ltd.	229,140	3,416,608
Freeport-McMoRan, Inc. (b)	87,422	1,704,729
Lundin Mining Corp.	186,100	1,345,064
OZ Minerals Ltd.	208,730	1,569,146

		10,823,371

Diversified Metals & Mining - 2.4%
Boliden AB	140,150	5,087,856
Glencore PLC (b)	1,975,566	11,322,745
MMC Norilsk Nickel PJSC (ADR) (London) (c)	216,120	4,454,056
Orocobre Ltd. (b)	150,633	865,744
Rio Tinto PLC	67,510	3,757,809
Sumitomo Metal Mining Co., Ltd.	49,800	2,338,284
Syrah Resources Ltd. (b)(c)	429,209	1,352,447
Vedanta Resources PLC	129,820	1,527,030

		30,705,971

Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	22,490	2,739,282
Mosaic Co. (The)	225,530	6,156,969

		8,896,251

Gold - 0.8%
Agnico Eagle Mines Ltd.	130,847	6,190,233
Detour Gold Corp. (b)	125,970	1,345,728
Evolution Mining Ltd.	1,018,760	2,346,514
Polyus PJSC (GDR) (a)	31,020	1,262,496
Real Gold Mining Ltd. (b)(d)(e)(f)	811,000	0

		11,144,971

Metal & Glass Containers - 0.1%
CCL Industries, Inc. - Class B	17,459	835,051

Paper Packaging - 0.0%
Amcor Ltd./Australia	44,636	521,935

Company	Shares	U.S. $ Value
Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	58,080	$1,345,919

Specialty Chemicals - 0.3%
Ecolab, Inc.	13,245	1,823,572
Johnson Matthey PLC	45,689	2,245,611

		4,069,183

Steel - 0.3%
APERAM SA	25,600	1,522,456
Yamato Kogyo Co., Ltd.	97,800	2,802,148

		4,324,604

		86,323,719

Pharmaceuticals & Biotechnology - 1.7%
Biotechnology - 0.6%
AbbVie, Inc.	14,349	1,610,245
Alexion Pharmaceuticals, Inc. (b)	11,791	1,406,902
Amgen, Inc.	12,340	2,295,857
Biogen, Inc. (b)	5,956	2,071,557
Vertex Pharmaceuticals, Inc. (b)	7,767	1,296,079

		8,680,640

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	25,314	1,858,807
Waters Corp. (b)	8,404	1,811,986

		3,670,793

Pharmaceuticals - 0.8%
Astellas Pharma, Inc.	51,000	670,712
Ipsen SA	6,859	960,503
Johnson & Johnson	24,198	3,343,922
Mitsubishi Tanabe Pharma Corp.	26,700	543,006
Novo Nordisk A/S - Class B	23,477	1,302,935
Roche Holding AG	6,809	1,682,327
Sino Biopharmaceutical Ltd.	249,000	456,755
Sumitomo Dainippon Pharma Co., Ltd.	37,000	546,203
Taisho Pharmaceutical Holdings Co., Ltd.	6,600	537,572
Zoetis, Inc.	3,634	278,837

		10,322,772

		22,674,205

Software & Services - 1.3%
Application Software - 0.4%
ANSYS, Inc. (b)	2,435	393,618
Dassault Systemes SE	4,666	537,910
Intuit, Inc.	11,014	1,849,250
Sage Group PLC (The)	88,722	944,678
SAP SE	12,050	1,363,343

		5,088,799

Data Processing & Outsourced Services - 0.1%
Automatic Data Processing, Inc.	15,521	1,918,861

Company	Shares	U.S. $ Value
Internet Software & Services - 0.2%
Alphabet, Inc. - Class C (b)	1,391	$1,627,386
Facebook, Inc. - Class A (b)	2,422	452,648
United Internet AG	13,220	964,543

		3,044,577

IT Consulting & Other Services - 0.2%
Atos SE	5,973	941,979
Capgemini SE	4,125	547,554
Fujitsu Ltd.	82,000	605,455

		2,094,988

Systems Software - 0.4%
Check Point Software Technologies Ltd. (b)	10,350	1,070,294
Microsoft Corp.	14,993	1,424,485
Red Hat, Inc. (b)	8,953	1,176,245
VMware, Inc. - Class A (b)(c)	13,018	1,611,498

		5,282,522

		17,429,747

Banks - 1.3%
Diversified Banks - 0.8%
JPMorgan Chase & Co.	30,660	3,546,442
Komercni banka as	16,708	767,304
Nordea Bank AB	84,448	1,042,519
Svenska Handelsbanken AB - Class A	67,715	985,537
Swedbank AB - Class A	37,287	953,596
Toronto-Dominion Bank (The)	22,187	1,349,619
Unicaja Banco SA (a)(b)	1,053,740	1,853,057

		10,498,074

Regional Banks - 0.3%
Chiba Bank Ltd. (The)	64,000	557,164
Cullen/Frost Bankers, Inc.	5,897	627,500
Seven Bank Ltd.	154,200	569,932
SVB Financial Group (b)	5,641	1,390,788

		3,145,384

Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG	51,150	2,585,748

		16,229,206

Capital Goods - 1.2%
Aerospace & Defense - 0.2%
United Technologies Corp.	16,000	2,208,160

Construction & Engineering - 0.1%
Kajima Corp.	59,000	585,757
Shimizu Corp.	28,600	294,182
Taisei Corp.	11,600	592,071

		1,472,010

Electrical Components & Equipment - 0.1%
ABB Ltd. (REG)	38,597	1,075,805
Legrand SA	11,794	981,235

		2,057,040

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.3%
3M Co.	9,329	$2,336,915
Hopewell Holdings Ltd.	264,500	1,070,964
Jardine Strategic Holdings Ltd.	13,600	541,280

		3,949,159

Industrial Machinery - 0.4%
Atlas Copco AB - Class A	14,325	671,810
Atlas Copco AB - Class B	12,916	539,072
Graco, Inc.	37,081	1,735,391
Middleby Corp. (The) (b)	12,918	1,760,207
Sandvik AB	9,919	195,272

		4,901,752

Trading Companies & Distributors - 0.1%
Ferguson PLC	10,127	782,049
Mitsubishi Corp.	25,300	709,041

		1,491,090

		16,079,211

Diversified Financials - 1.2%
Asset Management & Custody Banks - 0.5%
Bank of New York Mellon Corp. (The)	18,983	1,076,336
CI Financial Corp. (c)	11,085	266,851
IGM Financial, Inc.	22,205	793,062
State Street Corp.	18,023	1,985,594
T. Rowe Price Group, Inc.	16,202	1,808,629

		5,930,472

Consumer Finance - 0.2%
American Express Co.	20,127	2,000,624
Discover Financial Services	4,573	364,925

		2,365,549

Diversified Capital Markets - 0.1%
Investec PLC	109,460	850,421
Macquarie Group Ltd.	8,803	730,447

		1,580,868

Financial Exchanges & Data - 0.1%
ASX Ltd.	14,408	633,979
Singapore Exchange Ltd.	88,900	554,810

		1,188,789

Investment Banking & Brokerage - 0.3%
Charles Schwab Corp. (The)	36,746	1,960,031
Goldman Sachs Group, Inc. (The)	7,176	1,922,379

		3,882,410

		14,948,088

Company	Shares	U.S. $ Value
Food Beverage & Tobacco - 0.9%
Brewers - 0.1%
Carlsberg A/S - Class B	7,265	$933,835
Tsingtao Brewery Co., Ltd. - Class H	86,000	479,326

		1,413,161

Distillers & Vintners - 0.1%
Davide Campari-Milano SpA	111,025	884,329

Packaged Foods & Meats - 0.3%
Danone SA	2,181	187,711
Mondelez International, Inc. - Class A	39,683	1,761,925
Nestle SA (REG)	8,706	752,041
Tyson Foods, Inc. - Class A	17,300	1,316,703
Yamazaki Baking Co., Ltd.	28,500	562,283

		4,580,663

Soft Drinks - 0.2%
Coca-Cola HBC AG (b)	7,911	265,773
PepsiCo, Inc.	16,113	1,938,394

		2,204,167

Tobacco - 0.2%
Philip Morris International, Inc.	23,101	2,477,120

		11,559,440

Retailing - 0.9%
Apparel Retail - 0.0%
Shimamura Co., Ltd.	3,800	446,747

Automotive Retail - 0.0%
USS Co., Ltd.	14,300	320,269

Distributors - 0.0%
Jardine Cycle & Carriage Ltd.	17,200	522,599

General Merchandise Stores - 0.1%
Dollarama, Inc.	6,595	901,746

Home Improvement Retail - 0.5%
Home Depot, Inc. (The)	13,793	2,771,014
Kingfisher PLC	217,970	1,073,011
Lowe’s Cos., Inc.	21,031	2,202,577

		6,046,602

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	737	1,069,306
Expedia, Inc.	9,151	1,171,419

		2,240,725

Specialty Stores - 0.1%
JD Sports Fashion PLC	195,296	1,015,439

		11,494,127

Company	Shares	U.S. $ Value
Transportation - 0.7%
Air Freight & Logistics - 0.1%
FedEx Corp.	2,665	$699,509
Kuehne & Nagel International AG (REG)	4,837	888,329

		1,587,838

Airport Services - 0.2%
Sydney Airport	365,160	2,003,780

Highways & Railtracks - 0.1%
Transurban Group	165,946	1,606,604

Railroads - 0.2%
Canadian National Railway Co. (Toronto)	10,099	809,398
East Japan Railway Co.	15,000	1,497,221

		2,306,619

Trucking - 0.1%
Landstar System, Inc.	15,054	1,671,747

		9,176,588

Food & Staples Retailing - 0.5%
Food Distributors - 0.0%
Sysco Corp.	7,588	477,058

Food Retail - 0.2%
Dairy Farm International Holdings Ltd.	62,600	531,187
Koninklijke Ahold Delhaize NV	43,921	981,195
Woolworths Group Ltd.	33,229	721,691

		2,234,073

Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	9,713	1,892,772
Wal-Mart Stores, Inc.	22,197	2,366,200

		4,258,972

		6,970,103

Consumer Durables & Apparel - 0.5%
Apparel, Accessories & Luxury Goods - 0.4%
adidas AG	2,204	512,155
Luxottica Group SpA	14,577	937,283
LVMH Moet Hennessy Louis Vuitton SE	4,131	1,294,040
Ralph Lauren Corp.	15,971	1,825,645

		4,569,123

Consumer Electronics - 0.0%
Panasonic Corp.	34,800	516,683

Homebuilding - 0.1%
Construtora Tenda SA (b)	152,600	1,069,956
Corp. GEO SAB de CV Series B (b)	1,321	77
Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,000	150,549
Desarrolladora Homex SAB de CV (b)	1,590	47
MRV Engenharia e Participacoes SA	32,450	154,426
Urbi Desarrollos Urbanos SAB de CV (b)	172	63

		1,375,118

		6,460,924

Company	Shares	U.S. $ Value
Technology Hardware & Equipment - 0.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	64,194	$2,666,619
F5 Networks, Inc. (b)	12,887	1,862,687

		4,529,306

Technology Distributors - 0.1%
CDW Corp./DE	24,889	1,861,448

		6,390,754

Consumer Services - 0.4%
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	36,074	693,121

Hotels, Resorts & Cruise Lines - 0.1%
Shangri-La Asia Ltd.	188,000	476,691
Wyndham Worldwide Corp.	6,724	834,650

		1,311,341

Leisure Facilities - 0.0%
Merlin Entertainments PLC (a)	30,805	143,725

Restaurants - 0.2%
McDonald’s Corp.	12,853	2,199,663
Sodexo SA (c)	4,029	516,445
SSP Group PLC	101,467	877,994

		3,594,102

		5,742,289

Health Care Equipment & Services - 0.4%
Health Care Distributors - 0.1%
Henry Schein, Inc. (b)	11,115	841,183

Health Care Equipment - 0.3%
Cochlear Ltd.	4,712	657,658
Stryker Corp.	11,577	1,903,027
Varian Medical Systems, Inc. (b)	14,756	1,881,390

		4,442,075

		5,283,258

Media - 0.4%
Broadcasting - 0.1%
Discovery Communications, Inc. - Class A (b)(c)	49,759	1,247,458

Cable & Satellite - 0.2%
Eutelsat Communications SA	38,525	847,929
Liberty Global PLC - Class A (b)	48,141	1,799,511

		2,647,440

Publishing - 0.1%
Schibsted ASA - Class B	29,627	895,178

		4,790,076

Company	Shares	U.S. $ Value
Utilities - 0.4%
Electric Utilities - 0.3%
AusNet Services	442,351	$603,740
Kansai Electric Power Co., Inc. (The)	47,100	586,899
Kyushu Electric Power Co., Inc.	52,400	576,060
Xcel Energy, Inc.	41,596	1,898,441

		3,665,140

Gas Utilities - 0.1%
Hong Kong & China Gas Co., Ltd.	296,000	584,638

Multi-Utilities - 0.0%
Consolidated Edison, Inc.	5,161	414,738

		4,664,516

Automobiles & Components - 0.3%
Auto Parts & Equipment - 0.1%
Magna International, Inc. (Toronto) - Class A	14,818	846,433

Automobile Manufacturers - 0.2%
Ferrari NV	2,932	349,812
Fiat Chrysler Automobiles NV (b)	41,303	998,238
General Motors Co.	18,025	764,440
Nissan Motor Co., Ltd.	62,700	671,674
Suzuki Motor Corp.	10,900	626,042

		3,410,206

		4,256,639

Household & Personal Products - 0.3%
Household Products - 0.2%
Colgate-Palmolive Co.	21,746	1,614,423
Henkel AG & Co. KGaA	3,982	498,445

		2,112,868

Personal Products - 0.1%
L’Oreal SA	4,870	1,106,729
Pola Orbis Holdings, Inc. (c)	15,100	591,119

		1,697,848

		3,810,716

Commercial & Professional Services - 0.3%
Diversified Support Services - 0.0%
Cintas Corp.	1,510	254,359

Office Services & Supplies - 0.1%
Societe BIC SA	7,477	856,225

Research & Consulting Services - 0.2%
RELX NV	43,258	957,883
RELX PLC	46,680	1,033,022

		1,990,905

Security & Alarm Services - 0.0%
Prosegur Cia de Seguridad SA	50,571	420,431

		3,521,920

Company	Shares		U.S. $ Value
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.2%
Applied Materials, Inc.		32,888	$1,763,783
KLA-Tencor Corp.		2,716	298,217

			2,062,000

Semiconductors - 0.1%
Maxim Integrated Products, Inc.		8,502	518,622
STMicroelectronics NV		35,275	843,271

			1,361,893

			3,423,893

Insurance - 0.2%
Life & Health Insurance - 0.1%
CNP Assurances		34,894	894,328
Legal & General Group PLC		275,234	1,057,280

			1,951,608

Multi-line Insurance - 0.1%
Sampo Oyj - Class A		16,638	966,631

			2,918,239

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.		15,057	2,520,994

Telecommunication Services - 0.0%
Integrated Telecommunication Services - 0.0%
HKT Trust & HKT Ltd. - Class SS		414,000	518,119

Total Common Stocks (cost $708,644,830)			800,223,664

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 26.3%
Japan - 10.0%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	13,483,554	130,426,241

United States - 16.3%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS)		$27,788	27,762,386
1.125%, 1/15/21 (TIPS) (g)		50,906	52,107,017
1.375%, 7/15/18 (TIPS)		22,297	22,589,812
1.375%, 1/15/20 (TIPS) (g)		48,573	49,703,581
1.875%, 7/15/19 (TIPS)		29,755	30,642,874
2.125%, 1/15/19 (TIPS)		28,800	29,407,669

			212,213,339

Total Inflation-Linked Securities (cost $343,700,822)			342,639,580

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 10.5%
Funds and Investment Trusts - 10.5% (h)
iShares Global Energy ETF (c)	216,738	$7,973,791
iShares Global Financials ETF (c)	180,864	13,544,905
iShares MSCI Europe Financials ETF	1,063,066	26,927,462
iShares MSCI Global Metals & Mining Producers ETF (c)	473,222	17,390,909
SPDR S&P Dividend ETF	132,384	12,751,227
VanEck Vectors Agribusiness ETF (c)	92,600	5,955,106
Vanguard Dividend Appreciation ETF	123,895	13,275,349
Vanguard Global ex-U.S. Real Estate ETF	420,339	26,826,035
Vanguard REIT ETF	143,829	11,427,214

Total Investment Companies (cost $118,035,581)		136,071,998

WARRANTS - 0.0%
Real Estate - 0.0%
Diversified Real Estate Activities - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (b) (cost $0)	12,100	357

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (h)(i)(j) (cost $11,230,523)	11,230,523	11,230,523

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $1,181,611,756)		1,290,166,122

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (h)(i)(j) (cost $22,478,974)	22,478,974	22,478,974

Total Investments - 100.9% (cost $1,204,090,730) (k)		1,312,645,096
Other assets less liabilities - (0.9)%		(11,518,061)

Net Assets - 100.0%		$1,301,127,035

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	32	February 2018	USD	32	$2,200,058	$2,204,480	$4,422
Cattle Feeder Futures	47	March 2018	USD	2,350	3,328,196	3,408,675	80,479
Copper Futures	28	March 2018	USD	700	2,259,753	2,236,850	(22,903)
Corn Futures	245	March 2018	USD	1,225	4,388,848	4,428,375	39,527
Cotton No. 2 Futures	55	December 2018	USD	2,750	2,074,492	2,049,025	(25,467)
Lean Hogs Futures	35	April 2018	USD	1,400	1,040,514	1,011,500	(29,014)
LME Primary Aluminum Futures	78	March 2018	USD	2	4,379,907	4,316,813	(63,094)
LME Zinc Futures	41	March 2018	USD	1	3,545,584	3,638,238	92,654
Natural Gas Futures	785	March 2018	USD	7,850	23,171,481	22,451,000	(720,481)
Soybean Futures	54	March 2018	USD	270	2,666,609	2,688,525	21,916
Soybean Oil Futures	163	March 2018	USD	9,780	3,181,762	3,234,246	52,484
WTI Crude Futures	54	February 2018	USD	54	3,323,837	3,495,420	171,583
Sold Contracts
10 Yr Japan Bond (OSE) Futures	51	March 2018	JPY	5,100,000	70,457,877	70,223,688	234,189
10 Yr Mini Japan Government Bond Futures	138	March 2018	JPY	1,380,000	19,065,713	19,004,232	61,481
Cocoa Futures	200	March 2018	USD	2	3,911,545	3,992,000	(80,455)
Coffee ‘C’ Futures	54	March 2018	USD	2,025	2,406,968	2,467,463	(60,495)
Gold 100 OZ Futures	19	April 2018	USD	2	2,541,582	2,551,890	(10,308)
U.S. T-Note 5 Yr (CBT) Futures	190	March 2018	USD	19,000	22,184,306	21,795,078	389,228

							$135,746

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	GBP	2,315	USD	3,298	3/14/18	$5,883
Bank of America, NA	BRL	43,622	USD	13,794	2/02/18	102,177
Bank of America, NA	USD	13,418	BRL	43,622	2/02/18	273,750
Bank of America, NA	CLP	4,506,864	USD	6,908	2/07/18	(567,065)
Bank of America, NA	CNY	90,295	USD	13,518	2/07/18	(821,028)
Bank of America, NA	PEN	175,196	USD	54,073	2/07/18	(391,937)
Bank of America, NA	USD	54,138	CNY	362,132	2/07/18	3,369,937
Bank of America, NA	TWD	1,694,172	USD	56,661	3/08/18	(1,607,790)
Bank of America, NA	INR	1,636,418	USD	25,613	3/12/18	26,282
Bank of America, NA	AUD	37,987	USD	28,862	3/14/18	(1,742,676)
Bank of America, NA	CAD	5,212	USD	4,170	3/14/18	(69,264)
Bank of America, NA	CZK	119,336	USD	5,509	3/14/18	(366,121)
Bank of America, NA	GBP	17,835	USD	23,941	3/14/18	(1,421,374)
Bank of America, NA	HUF	7,150,754	USD	26,903	3/14/18	(1,771,927)
Bank of America, NA	MXN	85,390	USD	4,380	3/14/18	(178,003)
Bank of America, NA	USD	5,652	AUD	7,439	3/14/18	341,272
Bank of America, NA	USD	8,693	CAD	10,788	3/14/18	81,960
Bank of America, NA	USD	5,644	EUR	4,735	3/14/18	250,026
Bank of America, NA	USD	13,308	GBP	9,915	3/14/18	791,317
Bank of America, NA	USD	45,858	MXN	894,054	3/14/18	1,863,733
Bank of America, NA	USD	7,750	SGD	10,455	3/14/18	226,783
Bank of America, NA	USD	3,422	ZAR	47,265	3/14/18	544,397
Bank of America, NA	USD	14,546	KRW	15,436,383	4/26/18	(89,410)
Barclays Bank PLC	CNY	21,355	USD	3,280	2/07/18	(111,394)
Barclays Bank PLC	USD	7,579	CNY	47,917	2/07/18	29,936
Barclays Bank PLC	USD	24,783	TWD	737,466	3/08/18	581,076
Barclays Bank PLC	DKK	17,920	USD	2,844	3/14/18	(153,702)
Barclays Bank PLC	EUR	4,087	USD	4,837	3/14/18	(250,445)
Barclays Bank PLC	USD	3,086	CAD	3,962	3/14/18	136,936
Barclays Bank PLC	USD	23,038	EUR	19,466	3/14/18	1,192,826
Barclays Bank PLC	RUB	226,373	USD	3,957	4/17/18	(33,163)
Barclays Bank PLC	USD	24,397	RUB	1,395,817	4/17/18	204,484
BNP Paribas SA	CAD	11,974	USD	9,462	3/14/18	(277,690)
BNP Paribas SA	PLN	17,507	USD	4,893	3/14/18	(341,842)
BNP Paribas SA	USD	6,171	NOK	51,195	3/14/18	477,758
Citibank, NA	BRL	33,137	USD	10,477	2/02/18	76,463
Citibank, NA	USD	10,458	BRL	33,137	2/02/18	(56,948)
Citibank, NA	USD	21,968	CLP	13,325,904	2/07/18	135,820
Citibank, NA	USD	193	COP	584,763	2/07/18	12,809
Citibank, NA	ARS	64,871	USD	3,602	2/16/18	321,488
Citibank, NA	BRL	31,384	USD	9,875	3/02/18	54,694

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	552	BRL	1,753	3/02/18	$(3,055)
Citibank, NA	CHF	8,768	USD	8,934	3/14/18	(515,947)
Citibank, NA	EUR	3,511	USD	4,360	3/14/18	(10,006)
Citibank, NA	JPY	1,201,782	USD	11,058	3/14/18	25,296
Citibank, NA	MXN	416,582	USD	21,392	3/14/18	(844,060)
Citibank, NA	TRY	15,650	USD	3,954	3/14/18	(162,017)
Citibank, NA	USD	2,572	CAD	3,283	3/14/18	98,475
Citibank, NA	USD	12,087	TRY	47,843	3/14/18	495,299
Credit Suisse International	BRL	1,753	USD	554	2/02/18	4,106
Credit Suisse International	BRL	75,005	USD	22,620	2/02/18	(922,262)
Credit Suisse International	USD	529	BRL	1,753	2/02/18	21,555
Credit Suisse International	USD	23,718	BRL	75,005	2/02/18	(175,688)
Credit Suisse International	CLP	18,208,066	USD	28,003	2/07/18	(2,199,102)
Credit Suisse International	CNY	101,557	USD	15,603	2/07/18	(524,958)
Credit Suisse International	USD	55,524	INR	3,612,216	3/12/18	956,172
Credit Suisse International	AUD	13,095	USD	10,592	3/14/18	41,916
Credit Suisse International	CHF	10,295	USD	10,582	3/14/18	(513,073)
Credit Suisse International	EUR	14,891	USD	17,893	3/14/18	(643,126)
Credit Suisse International	GBP	19,561	USD	26,552	3/14/18	(1,265,093)
Credit Suisse International	HUF	1,191,450	USD	4,627	3/14/18	(150,433)
Credit Suisse International	JPY	15,724,444	USD	139,538	3/14/18	(4,822,476)
Credit Suisse International	NOK	84,437	USD	10,463	3/14/18	(503,518)
Credit Suisse International	NZD	62,529	USD	43,588	3/14/18	(2,471,978)
Credit Suisse International	SEK	378,216	USD	45,169	3/14/18	(2,958,625)
Credit Suisse International	USD	31,426	AUD	40,099	3/14/18	880,287
Credit Suisse International	USD	15,807	CHF	14,727	3/14/18	64,277
Credit Suisse International	USD	4,444	CZK	94,439	3/14/18	205,423
Credit Suisse International	USD	15,711	GBP	11,141	3/14/18	132,048
Credit Suisse International	USD	54,891	JPY	6,186,265	3/14/18	1,902,777
Credit Suisse International	USD	12,576	NOK	98,684	3/14/18	241,124
Credit Suisse International	USD	29,642	NZD	41,251	3/14/18	743,467
Credit Suisse International	USD	9,473	SEK	77,493	3/14/18	387,484
Credit Suisse International	USD	1,703	TRY	6,509	3/14/18	8,713
Credit Suisse International	USD	6,913	ZAR	86,628	3/14/18	356,135
Credit Suisse International	PHP	197,271	USD	3,947	3/15/18	113,311
Deutsche Bank AG	COP	107,319,498	USD	35,541	2/07/18	(2,264,297)
Deutsche Bank AG	PEN	12,533	USD	3,865	2/07/18	(31,028)
Deutsche Bank AG	USD	9,391	COP	28,275,575	2/07/18	569,831
Deutsche Bank AG	USD	15,479	PEN	49,835	2/07/18	13,577
Deutsche Bank AG	USD	15,259	INR	999,436	3/12/18	368,458
Deutsche Bank AG	USD	9,097	SEK	74,130	3/14/18	336,310
Deutsche Bank AG	IDR	473,497,542	USD	35,369	4/23/18	82,893
Deutsche Bank AG	USD	545	IDR	7,296,674	4/23/18	(1,277)
Goldman Sachs Bank USA	USD	2,423	INR	158,800	3/12/18	60,393
Goldman Sachs Bank USA	USD	961	CAD	1,185	3/14/18	2,940
Goldman Sachs Bank USA	USD	2,638	SEK	20,762	3/14/18	4,416
Goldman Sachs Bank USA	USD	3,431	THB	110,012	3/14/18	84,907
Goldman Sachs Bank USA	USD	31,327	PHP	1,602,234	3/15/18	(186,698)
Goldman Sachs Bank USA	MYR	22,876	USD	5,731	4/06/18	(113,387)
JPMorgan Chase Bank, NA	ZAR	113,326	USD	9,466	3/14/18	(43,360)
Morgan Stanley & Co., Inc.	GBP	5,307	USD	7,225	3/14/18	(321,225)
Royal Bank of Scotland PLC	USD	13,865	COP	40,458,959	2/07/18	387,106
Royal Bank of Scotland PLC	NOK	42,824	USD	5,145	3/14/18	(416,697)
Standard Chartered Bank	EUR	6,865	USD	8,147	3/14/18	(398,518)
Standard Chartered Bank	SGD	5,166	USD	3,963	3/14/18	21,560
State Street Bank & Trust Co.	EUR	5,569	USD	6,909	3/14/18	(23,919)
State Street Bank & Trust Co.	JPY	1,647,726	USD	14,827	3/14/18	(300,239)
State Street Bank & Trust Co.	NZD	58	USD	40	3/14/18	(2,284)
State Street Bank & Trust Co.	SEK	38,680	USD	4,923	3/14/18	1,512
State Street Bank & Trust Co.	THB	42,231	USD	1,296	3/14/18	(54,009)
State Street Bank & Trust Co.	USD	967	CHF	951	3/14/18	57,747
State Street Bank & Trust Co.	USD	1,840	HKD	14,341	3/14/18	(5,031)
State Street Bank & Trust Co.	USD	1,530	THB	49,675	3/14/18	57,172

						$(13,270,671)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$46,400	10/16/20	1.780%	CPI	#	Maturity	$728,590
Citibank, NA	8,000	3/08/21	2.200%	CPI	#	Maturity	(22,409)
Deutsche Bank AG	66,990	3/20/21	2.221%	CPI	#	Maturity	(210,150)
Deutsche Bank AG	13,512	3/25/25	2.205%	CPI	#	Maturity	91,368
Deutsche Bank AG	12,679	3/25/25	2.205%	CPI	#	Maturity	85,735
Deutsche Bank AG	31,194	3/26/25	2.170%	CPI	#	Maturity	261,357
Deutsche Bank AG	18,987	3/26/25	2.195%	CPI	#	Maturity	137,225
Deutsche Bank AG	12,130	7/30/25	2.278%	CPI	#	Maturity	47,058
JPMorgan Chase Bank, NA	76,719	3/30/25	2.170%	CPI	#	Maturity	650,484
JPMorgan Chase Bank, NA	76,719	4/01/25	2.170%	CPI	#	Maturity	644,857

							$2,414,115

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	210,523	0.02%	Quarterly	USD	41,941	9/17/18	$211,615
Barclays Commodity Strategy 1673 Index	31,409	0.30%	Quarterly	USD	17,984	9/17/18	20,176
Credit Suisse International Credit Suisse Custom 139 Excess Return Index	131,382	0.41%	Quarterly	USD	34,057	9/17/18	236,465
Goldman Sachs International
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	45,808	0.03%	Quarterly	USD	4,749	9/17/18	(22,178)
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	86,275	0.00%	Quarterly	USD	8,944	9/17/18	(41,412)
JPMorgan Chase Bank, NA
Bloomberg Industrial Metals Subindex 3 Month Forward	370,630	0.12%	Quarterly	USD	75,524	3/15/18	5,283,403
Bloomberg Petroleum Subindex 3 Month Forward	150,594	0.11%	Quarterly	USD	60,176	3/15/18	6,383,995

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Bloomberg Precious Metals Subindex 3 Month Forward	334,475	0.11%	Quarterly	USD	58,455	3/15/18	$3,923,782
Bloomberg Softs Subindex 3 Month Forward	253,759	0.17%	Quarterly	USD	19,696	3/15/18	193,797
JPMorgan Cross Sectional Momentum R	84,595	0.48%	Quarterly	USD	18,385	9/17/18	322,054
JPMorgan JMABRF34 Commodity Index	24,471	0.60%	Quarterly	USD	41,922	9/17/18	(147,842)
JPMorgan RCI - 24 Alpha	60,308	0.50%	Quarterly	USD	16,943	9/17/18	203,407
Morgan Stanley Capital Services LLC
Bloomberg Grains Subindex 3 Month Forward	1,391,640	0.15%	Quarterly	USD	82,838	3/15/18	3,715,811
Bloomberg Livestock Subindex 3 Month Forward	144,653	0.16%	Quarterly	USD	21,956	3/15/18	103,083

							$20,386,156

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $6,776,023 or 0.5% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $165,196,011 and gross unrealized depreciation of investments was $(46,976,300), resulting in net unrealized appreciation of $118,219,711.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah

INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

January 31, 2018 (unaudited)

50.3%	United States
14.3%	Japan
8.4%	United Kingdom
3.3%	Luxembourg
2.8%	China
2.8%	Canada
2.2%	Australia
2.1%	France
2.1%	Hong Kong
1.4%	Germany
1.0%	Italy
1.0%	Sweden
1.0%	Spain
6.4%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Argentina, Austria, Brazil, Chile, Czech Republic, Denmark, Finland, Indonesia, Ireland, Israel, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Portugal, Russia, Singapore, South Africa, Switzerland, Thailand and Turkey.

AB Bond Fund, Inc.

AB All Market Real Return Portfolio

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1	Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$197,029,162	$108,791,060		$	– 0	–	$305,820,222
Energy	104,549,727	122,666,944			– 0	–	227,216,671
Materials	41,025,957	45,297,762			– 0	–(a)	86,323,719
Pharmaceuticals & Biotechnology	15,974,192	6,700,013			– 0	–	22,674,205
Software & Services	11,524,285	5,905,462			– 0	–	17,429,747
Banks	6,914,349	9,314,857			– 0	–	16,229,206
Capital Goods	8,581,953	7,497,258			– 0	–	16,079,211
Diversified Financials	12,178,431	2,769,657			– 0	–	14,948,088
Food Beverage & Tobacco	7,973,468	3,585,972			– 0	–	11,559,440
Retailing	9,131,501	2,362,626			– 0	–	11,494,127
Transportation	3,180,654	5,995,934			– 0	–	9,176,588
Food & Staples Retailing	4,736,030	2,234,073			– 0	–	6,970,103
Consumer Durables & Apparel	1,825,832	4,635,092			– 0	–	6,460,924
Technology Hardware & Equipment	6,390,754	– 0	–		– 0	–	6,390,754
Consumer Services	3,178,038	2,564,251			– 0	–	5,742,289
Health Care Equipment & Services	4,625,600	657,658			– 0	–	5,283,258

Investments in Securities:	Level 1		Level 2		Level 3			Total
Media	$3,046,969		$1,743,107		$	– 0	–	$4,790,076
Utilities	2,313,179		2,351,337			– 0	–	4,664,516
Automobiles & Components	1,610,873		2,645,766			– 0	–	4,256,639
Household & Personal Products	1,614,423		2,196,293			– 0	–	3,810,716
Commercial & Professional Services	254,359		3,267,561			– 0	–	3,521,920
Semiconductors & Semiconductor Equipment	2,580,622		843,271			– 0	–	3,423,893
Insurance	– 0	–	2,918,239			– 0	–	2,918,239
Information Technology	2,520,994		– 0	–		– 0	–	2,520,994
Telecommunication Services	518,119		– 0	–		– 0	–	518,119
Inflation-Linked Securities	– 0	–	342,639,580			– 0	–	342,639,580
Investment Companies	136,071,998		– 0	–		– 0	–	136,071,998
Warrants	357		– 0	–		– 0	–	357
Short-Term Investments	11,230,523		– 0	–		– 0	–	11,230,523
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,478,974		– 0	–		– 0	–	22,478,974

Total Investments in Securities	623,061,323		689,583,773			– 0	–	1,312,645,096
Other Financial Instruments (a):
Assets:
Futures	1,147,963		– 0	–		– 0	–	1,147,963
Forward Currency Exchange Contracts	– 0	–	19,828,494			– 0	–	19,828,494
Inflation (CPI) Swaps	– 0	–	2,646,674			– 0	–	2,646,674
Total Return Swaps	– 0	–	20,597,588			– 0	–	20,597,588
Liabilities:
Futures	(1,012,217)		– 0	–		– 0	–	(1,012,217)
Forward Currency Exchange Contracts	– 0	–	(33,099,165)			– 0	–	(33,099,165)
Inflation (CPI) Swaps	– 0	–	(232,559)			– 0	–	(232,559)
Total Return Swaps	– 0	–	(211,432)			– 0	–	(211,432)

Total (c)(d)(e)(f)	$623,197,069		$699,113,373		$	– 0	–	$1,322,310,442

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and swaptions which are valued at market value.
(c)	An amount of $12,723,458 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $2,513,835 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(e)	An amount of $18,970,438 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.
(f)	An amount of $69,389 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials(a)			Warrants			Total
Balance as of 10/31/17	$	– 0	–		$11,983			$11,983
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		2,191			2,191
Change in unrealized appreciation/depreciation		– 0	–		(2,498)			(2,498)
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		(11,676)			(11,676)
Reclassification		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 1/31/18	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$	– 0	–	$	– 0	–	$	– 0	–

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,772	$88,436	$97,977	$11,231	$	– 0	–
Government Money Market Portfolio*	15,609	103,105	96,235	22,479		47

Total	$36,381	$191,541	$194,212	$33,710		$47

*	Investments of cash collateral for securities lending transactions

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.1%
Long-Term Municipal Bonds - 86.4%
Alabama - 1.2%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$127,595
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	680	785,087

		912,682

Arizona - 0.3%
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	100	106,536
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	119,086

		225,622

California - 0.6%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	175	197,533
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	269,663

		467,196

Colorado - 0.5%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	182,524
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	224,916

		407,440

Connecticut - 2.4%
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/53 (a)	100	102,236
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,132,720
Series 2016G
5.00%, 11/01/20	500	538,775

		1,773,731

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.1%
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	$100	$110,221

Florida - 12.0%
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (b)	100	102,002
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	290	341,788
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	610,108
City of Gainesville FL Utilities System Revenue
Series 2017A
5.00%, 10/01/28	2,250	2,704,500
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	889,099
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	299,487
County of Orange FL Tourist Development Tax Revenue
Series 2015
5.00%, 10/01/21	435	484,133
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (b)(c)	100	79,096
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/20	1,605	1,732,100
Series 2017A
5.00%, 7/01/20	1,000	1,079,190
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	270	289,299
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	430,996

		9,041,798

Georgia - 3.0%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	343,359

	Principal Amount (000)	U.S. $ Value
Clarke County Board of Education/GA
Series 2017
5.00%, 9/01/19	$1,000	$1,054,450
Main Street Natural Gas, Inc.
Series 2018A
4.00%, 4/01/48 (d)	760	821,765

		2,219,574

Illinois - 6.5%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	240	241,930
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	370,376
Series 2017B
5.00%, 1/01/35	725	831,546
City of Chicago IL
Series 2015A
5.00%, 1/01/19	100	102,224
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/46	150	162,632
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48 (b)	85	83,974
Series 2016C
2.00%, 5/15/55 (b)(e)(f)(g)	15	821
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	103,540
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	269,665
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	517,578
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	642,228
State of Illinois
Series 2012
5.00%, 3/01/31	100	102,968
Series 2013
5.50%, 7/01/25	270	294,605
Series 2014
5.00%, 5/01/35	130	135,002
Series 2016
5.00%, 2/01/24	375	397,897
Series 2017D
5.00%, 11/01/28	625	666,162

		4,923,148

	Principal Amount (000)	U.S. $ Value
Indiana - 0.6%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	$160	$167,817
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	204,767
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	107,643

		480,227

Kentucky - 1.3%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37	175	192,253
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (b)	65	68,104
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	425	461,597
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	254,745

		976,699

Louisiana - 1.5%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	112,003
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/36	675	757,384
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (b)(f)(h)	250	2,500

	Principal Amount (000)	U.S. $ Value
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	$215	$239,854

		1,111,741

Maine - 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)	100	106,983
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	185,321

		292,304

Maryland - 3.4%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	120	136,118
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (b)	150	160,725
University System of Maryland
Series 2009A
5.00%, 4/01/18	365	367,245
Series 2017A
5.00%, 4/01/23	1,635	1,879,662

		2,543,750

Massachusetts - 4.8%
Commonwealth of Massachusetts
NATL Series 2000E
2.221%, 12/01/30 (i)	125	120,117
NATL Series 2000G
2.116%, 12/01/30 (i)	300	288,282
Commonwealth of Massachusetts Transportation Fund Revenue
Series 2017A
5.00%, 6/01/32	2,365	2,818,300
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	325	267,836
Series 2017A
7.75%, 12/01/44 (a)(b)	140	138,111

		3,632,646

Michigan - 3.0%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/22	115	127,551

	Principal Amount (000)	U.S. $ Value
Great Lakes Water Authority Sewage Disposal System Revenue
Series 2016B
5.00%, 7/01/33	$1,000	$1,135,780
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	735	745,746
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	235	260,697

		2,269,774

Minnesota - 0.3%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	200	227,434

Missouri - 0.1%
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)(b)	100	99,197

Nebraska - 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	111,304

Nevada - 1.9%
Clark County School District
Series 2017C
5.00%, 6/15/36	1,300	1,445,574

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	123,476

New Jersey - 4.0%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (b)	30	31,996
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	273,093
Series 2014P
5.00%, 6/15/29	200	214,390
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,982

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36	$280	$317,271
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	550	607,706
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	253,771
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32 (Pre-refunded/ETM)	315	357,437
Series 2017B
5.00%, 1/01/32	540	632,513
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	200	197,142

		2,978,301

New York - 6.0%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	377,084
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29 (Pre-refunded/ETM)	315	365,258
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/34 (a)	200	218,368
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	489,842
Series 2017B
5.00%, 2/15/29	1,040	1,241,843
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.153%, 1/01/39 (i)	200	191,566
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	410,552
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2017C
5.00%, 3/15/26	750	893,062

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	$175	$191,326
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	120	117,208

		4,496,109

North Carolina - 0.8%
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	500	576,425

Ohio - 2.9%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	285	275,734
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	498,338
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	175	197,444
City of Columbus OH
Series 2014A
5.00%, 2/15/21	110	120,696
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	409,698
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	205	220,750
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (b)	100	104,746
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	145	136,896
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
4.25%, 1/15/38 (a)(b)	185	187,246

		2,151,548

Pennsylvania - 6.0%
City of Philadelphia PA
Series 2017
5.00%, 8/01/31	1,000	1,155,280
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/33	1,500	1,743,075

	Principal Amount (000)	U.S. $ Value
Montour School District
AGM Series 2015B
5.00%, 4/01/35	$450	$512,186
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (b)	100	107,086
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	100	111,075
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/36	200	223,864
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	150	160,935
Philadelphia Gas Works Co.
Series 2016
5.00%, 10/01/34	415	471,116

		4,484,617

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26 (h)	100	81,875

South Carolina - 0.8%
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/36	265	297,773
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	250	280,392

		578,165

Tennessee - 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	215	240,650

Texas - 11.0%
Austin Convention Enterprises, Inc.
Series 2017A
5.00%, 1/01/34	500	567,230
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	107,839
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	291,496
Series 2015
5.00%, 9/01/31	160	179,382

	Principal Amount (000)	U.S. $ Value
City of San Antonio TX Electric & Gas Systems Revenue
Series 2016
5.00%, 2/01/20	$1,155	$1,230,710
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	682,457
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)(b)	100	104,619
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32	500	565,325
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (b)	100	106,554
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	250	280,838
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44 (b)	100	89,372
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	107,001
Texas Transportation Commission State Highway Fund
Series 2014A
5.00%, 4/01/20	1,300	1,392,742
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	165,181
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 1/01/46 (Pre-refunded/ETM) (b)	55	63,040
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/20-8/01/22	795	870,816
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	366,658
University of Houston System
Series 2017A
5.00%, 2/15/21	1,000	1,095,060

		8,266,320

	Principal Amount (000)	U.S. $ Value
Vermont - 0.3%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2017A
5.00%, 5/01/47 (b)	$200	$209,954

Virginia - 4.1%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	165	159,832
Virginia College Building Authority
Series 2017E
5.00%, 2/01/28	2,400	2,913,648

		3,073,480

Washington - 2.3%
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	576,764
State of Washington
Series 2017R
5.00%, 8/01/22	830	943,096
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	100	109,363
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	100	116,185

		1,745,408

West Virginia - 0.3%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	150	146,562
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
3.028%, 2/15/34 (i)	100	93,576

		240,138

Wisconsin - 3.3%
State of Wisconsin
Series 2009A
6.00%, 5/01/33 (Pre-refunded/ETM)	1,590	1,679,676
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	100	117,157

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	$100	$102,580
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/42 (a)	130	141,003
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	165	163,170
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)(b)	276	275,970

		2,479,556

Total Long-Term Municipal Bonds (cost $64,249,852)		64,998,084

Short-Term Municipal Notes - 2.7%
Texas - 2.7%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group)
Series 2011C
0.93%, 11/15/50 (j) (cost $2,000,000)	2,000	2,000,000

Total Municipal Obligations (cost $66,249,852)		66,998,084

CORPORATES - INVESTMENT GRADE - 3.4%
Industrial - 1.7%
Basic - 0.1%
Glencore Funding LLC
3.00%, 10/27/22 (a)	100	98,399

Capital Goods - 0.4%
John Deere Capital Corp.
1.95%, 6/22/20	300	296,484

Communications - Telecommunications - 0.2%
AT&T, Inc.
2.45%, 6/30/20	150	149,043

Consumer Cyclical - Automotive - 0.5%
General Motors Financial Co., Inc.
3.10%, 1/15/19	150	150,967
Ford Motor Credit Co. LLC
2.425%, 6/12/20	200	197,778

		348,745

Consumer Non-Cyclical - 0.4%
Allergan Funding SCS
3.00%, 3/12/20	150	150,608

	Principal Amount (000)	U.S. $ Value
Amgen, Inc.
2.20%, 5/11/20	$150	$148,773

		299,381

Technology - 0.1%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	105	103,827

		1,295,879

Financial Institutions - 1.4%
Banking - 1.0%
Bank of America Corp.
Series G
2.369%, 7/21/21	305	302,322
Capital One Financial Corp.
2.40%, 10/30/20	165	163,024
Morgan Stanley
2.80%, 6/16/20	300	300,627

		765,973

Finance - 0.2%
AIG Global Funding
2.15%, 7/02/20 (a)	150	147,996

Insurance - 0.2%
Metropolitan Life Global Funding I
2.05%, 6/12/20 (a)	150	148,086

		1,062,055

Utility - 0.3%
Electric - 0.3%
Duke Energy Florida LLC
2.10%, 12/15/19	180	179,458

Total Corporates - Investment Grade (cost $2,563,089)		2,537,392

GOVERNMENTS - TREASURIES - 2.5%
United States - 2.5%
U.S. Treasury Bonds
4.50%, 2/15/36 (cost $1,951,240)	1,510	1,875,703

ASSET-BACKED SECURITIES - 0.8%
Autos - Fixed Rate - 0.7%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	100	99,196
CarMax Auto Owner Trust
Series 2017-3, Class A2A
1.64%, 9/15/20	110	109,665
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3
1.62%, 9/20/19	100	99,821
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	100	99,669

	Principal Amount (000)	U.S. $ Value
Mercedes-Benz Auto Lease Trust
Series 2017-A, Class A3
1.79%, 4/15/20	$100	$99,522

		507,873

Credit Cards - Fixed Rate - 0.1%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	100	99,851

Total Asset-Backed Securities (cost $610,023)		607,724

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48	100	99,888

Non-Agency Floating Rate CMBS - 0.6%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.59% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(k)	250	250,231
BX Trust
Series 2017-IMC, Class A
2.64% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(k)	150	150,373

		400,604

Total Commercial Mortgage-Backed Securities (cost $502,700)		500,492

COLLATERALIZED LOAN OBLIGATIONS - 0.3%
CLO - Floating Rate - 0.3%
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
2.372% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(b)(k) (cost $250,000)	250	250,046

CORPORATES - NON-INVESTMENT GRADE - 0.2%
Industrial - 0.2%
Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a) (cost $130,000)	130	127,888

	Shares
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (l)(m)(n) (cost $1,902,432)	1,902,432	1,902,432

Total Investments - 99.5% (cost $74,159,336) (o)		74,799,761
Other assets less liabilities - 0.5%		395,274

Net Assets - 100.0%		$75,195,035

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.02%	USD	163	$(6,719)	$(9,837)	$3,118
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	76	(2,994)	(3,124)	130
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	350	(13,825)	(19,611)	5,786
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	175	(6,913)	(11,327)	4,414
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	174	(6,873)	(10,547)	3,674
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	65	(2,680)	(3,784)	1,104
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	65	(2,679)	(3,540)	861
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	92	(3,623)	(3,680)	57
Morgan Stanley Capital Services LLC CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	25	(1,028)	(1,033)	5

						$(47,334)	(66,483)	$19,149

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $3,793,622 or 5.0% of net assets.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Florida Development Finance Corp. (Tuscan Isle Obligated Group) Series 2015A
7.00%, 6/01/35	1/21/15	$100,000	$79,096	0.11%

(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Illiquid security.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
7.50%, 07/01/23	12/18/13	$173,773	$2,500	0.00%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000
6.63%, 06/01/26	10/08/14	95,836	81,875	0.11%

(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2018 and the aggregate market value of these securities amounted to $693,541 or 0.92% of net assets.
(j)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,356,595 and gross unrealized depreciation of investments was $(697,021), resulting in net unrealized appreciation of $659,574.

As of January 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Portfolio

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread\ comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$62,092,052		$2,906,032		$64,998,084
Short-Term Municipal Notes		– 0	–	2,000,000		– 0	–	2,000,000
Corporates - Investment Grade		– 0	–	2,537,392		– 0	–	2,537,392
Governments - Treasuries		– 0	–	1,875,703		– 0	–	1,875,703
Asset-Backed Securities		– 0	–	607,724		– 0	–	607,724
Commercial Mortgage-Backed Securities		– 0	–	250,261		250,231		500,492
Collateralized Loan Obligations		– 0	–	– 0	–	250,046		250,046
Corporates - Non-Investment Grade		– 0	–	127,888		– 0	–	127,888
Short-Term Investments		1,902,432		– 0	–	– 0	–	1,902,432

Total Investments in Securities		1,902,432		69,491,020		3,406,309		74,799,761
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(47,334)		– 0	–	(47,334)

Total (b)		$1,902,432		$69,443,686		$3,406,309		$74,752,427

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/ (depreciation) on the instrument. Other financial instruments may also include options and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Commercial Mortgage-Backed Securities			Collateralized Loan Obligations
Balance as of 10/31/17	$2,546,184		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	140			– 0	–		– 0	–
Realized gain (loss)	3,360			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(13,545)			231			46
Purchases	712,937			250,000			250,000
Sales	(343,044)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 1/31/18	$2,906,032			$250,231			$250,046

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(8,304)			$231			$46

	Total
Balance as of 10/31/17	$2,546,186
Accrued discounts/(premiums)	140
Realized gain (loss)	3,360
Change in unrealized appreciation/depreciation	(13,268)
Purchases	1,212,937
Sales	(343,044)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 1/31/18	$3,406,309

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(8,027)

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$837	$24,251	$23,186	$1,902	$	– 0	–

AB Bond Fund, Inc.

AB High-Yield Portfolio

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 76.6%
Industrial - 67.4%
Basic - 5.7%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	13	$13,302
Aleris International, Inc.
7.875%, 11/01/20		12	12,490
Allegheny Technologies, Inc.
5.95%, 1/15/21		12	12,317
ArcelorMittal
5.75%, 3/01/21		22	23,601
7.00%, 3/01/41		46	58,196
7.25%, 10/15/39		91	117,615
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(b)(c)(d)		76	0
Berry Global, Inc.
5.125%, 7/15/23		8	8,292
CF Industries, Inc.
4.95%, 6/01/43		10	9,323
5.375%, 3/15/44		22	21,367
7.125%, 5/01/20		14	15,218
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (e)		28	27,454
Crown Americas LLC/Crown Americas
Capital Corp. VI
4.75%, 2/01/26 (e)		41	41,251
ERP Iron Ore, LLC
9.039%, 12/31/19 (b)(c)(d)(f)		8	7,946
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (e)		7	7,203
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (e)		6	6,088
5.125%, 5/15/24 (e)		42	42,688
Freeport-McMoRan, Inc.
2.375%, 3/15/18		30	30,290
3.10%, 3/15/20		28	28,000
3.55%, 3/01/22		123	121,787
3.875%, 3/15/23		31	31,140
5.45%, 3/15/43		25	25,631
6.75%, 2/01/22		32	33,493
Graphic Packaging International LLC
4.75%, 4/15/21		26	26,840
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (e)		39	41,375
Hexion, Inc.
6.625%, 4/15/20		18	16,411
Huntsman International LLC
4.875%, 11/15/20		40	41,562
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (e)		91	102,779
Lecta SA
6.50%, 8/01/23 (e)	EUR	35	45,025
Lundin Mining Corp.
7.875%, 11/01/22 (e)	U.S.$	10	10,912

	Principal Amount (000)		U.S. $ Value
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(c)(g)(h)	U.S.$	60	$1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		57	59,395
8.875%, 10/15/20 (b)(c)(h)(i)		47	0
NOVA Chemicals Corp.
5.25%, 8/01/23 (e)		5	5,131
Novelis Corp.
5.875%, 9/30/26 (e)		8	8,236
Pactiv LLC
7.95%, 12/15/25		41	46,637
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(f)(h)		93	0
6.00%, 3/31/22 (e)		45	47,035
Plastipak Holdings, Inc.
6.25%, 10/15/25 (e)		37	38,391
PQ Corp.
5.75%, 12/15/25 (e)		8	8,258
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (e)		35	36,002
Sealed Air Corp.
4.875%, 12/01/22 (e)		33	34,524
6.875%, 7/15/33 (e)		70	80,760
SPCM SA
4.875%, 9/15/25 (e)		58	58,505
Steel Dynamics, Inc.
5.125%, 10/01/21		4	4,478
Teck Resources Ltd.
5.20%, 3/01/42		36	36,267
5.40%, 2/01/43		32	33,192
8.50%, 6/01/24 (e)		4	4,601
United States Steel Corp.
8.375%, 7/01/21 (e)		14	15,083
Valvoline, Inc.
5.50%, 7/15/24		7	7,350
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (e)		9	10,076
WR Grace & Co.-Conn
5.125%, 10/01/21 (e)		38	39,763

			1,553,281

Capital Goods - 3.2%
Apex Tool Group LLC
7.00%, 2/01/21 (e)		31	31,195
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (d)	EUR	57	75,099

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (e)	U.S.$	79	$79,221
4.625%, 5/15/23 (e)		17	17,664
7.25%, 5/15/24 (e)		3	3,132
B456 Systems, Inc.
3.75%, 12/31/49 (c)(f)(h)(j)(k)		21	1,603
Ball Corp.
4.375%, 12/15/20		27	27,821
5.00%, 3/15/22		50	52,232
Bombardier, Inc.
5.75%, 3/15/22 (e)		183	183,496
6.00%, 10/15/22 (e)		35	35,010
6.125%, 1/15/23 (e)		5	5,056
8.75%, 12/01/21 (e)		7	7,929
Clean Harbors, Inc.
5.125%, 6/01/21		52	52,095
5.25%, 8/01/20		4	4,285
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (e)		14	14,707
EnPro Industries, Inc.
5.875%, 9/15/22		8	8,389
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (e)		10	10,007
GFL Environmental, Inc.
9.875%, 2/01/21 (e)		25	26,655
Jefferson Smurfit Corp./US
8.25%, 10/01/49 (b)(c)(f)		48	0
Jeld-Wen, Inc.
4.625%, 12/15/25 (e)		6	6,009
4.875%, 12/15/27 (e)		8	8,017
KLX, Inc.
5.875%, 12/01/22 (e)		29	29,984
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (e)		20	20,373
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (e)		57	57,682
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)(c)(f)		50	0
TA MFG. Ltd.
3.625%, 4/15/23 (e)	EUR	29	36,979
TransDigm, Inc.
6.00%, 7/15/22	U.S.$	37	37,947
Triumph Group, Inc.
5.25%, 6/01/22		8	7,880
Waste Pro USA, Inc.
5.50%, 2/15/26 (e)		42	42,726

			883,193

Communications - Media - 9.6%
Altice Financing SA
6.625%, 2/15/23 (e)		67	67,674
Altice Luxembourg SA
7.25%, 5/15/22 (e)	EUR	24	28,762

	Principal Amount (000)		U.S. $ Value
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (e)	U.S.$	52	$51,155
5.00%, 2/01/28 (e)		185	178,747
5.125%, 2/15/23		29	29,079
5.125%, 5/01/27 (e)		40	39,243
5.25%, 9/30/22		6	6,265
5.375%, 5/01/25 (e)		12	12,445
5.75%, 2/15/26 (e)		11	11,403
5.875%, 5/01/27 (e)		23	23,505
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		55	55,788
Series B
6.50%, 11/15/22		89	91,664
7.625%, 3/15/20		14	13,893
CSC Holdings LLC
5.375%, 2/01/28 (e)		200	199,498
6.625%, 10/15/25(e)		3	2,804
6.75%, 11/15/21		51	54,654
7.625%, 7/15/18		50	51,099
10.125%, 1/15/23 (e)		97	109,477
DISH DBS Corp.
5.00%, 3/15/23		12	10,946
5.875%, 7/15/22		109	108,696
6.75%, 6/01/21		92	96,465
7.75%, 7/01/26		66	67,947
Gray Television, Inc.
5.875%, 7/15/26 (e)		8	8,228
iHeartCommunications, Inc.
6.875%, 6/15/18 (f)		50	25,039
9.00%, 12/15/19-9/15/22 (f)		115	86,719
11.25%, 3/01/21(a)		10	7,394
Lamar Media Corp.
5.875%, 2/01/22		6	5,944
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (e)		26	25,468
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		47	48,493
Meredith Corp.
6.875%, 2/01/26 (e)		32	32,785
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (e)		5	5,297
Netflix, Inc.
4.875%, 4/15/28 (e)		33	32,709
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, 3/15/25		8	8,316
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (e)		17	17,061
6.875%, 2/15/23 (e)		17	17,126

	Principal Amount (000)		U.S. $ Value
RR Donnelley & Sons Co.
7.875%, 3/15/21	U.S.$	29	$30,082
SFR Group SA
6.00%, 5/15/22 (e)		68	66,336
7.375%, 5/01/26 (e)		185	182,287
Sinclair Television Group, Inc.
5.125%, 2/15/27 (e)		9	8,993
5.625%, 8/01/24 (e)		5	5,145
6.125%, 10/01/22		17	17,412
Sirius XM Radio, Inc.
3.875%, 8/01/22 (e)		14	13,960
4.625%, 5/15/23 (e)		6	6,073
6.00%, 7/15/24 (e)		125	130,826
TEGNA, Inc.
4.875%, 9/15/21 (e)		39	40,197
5.125%, 7/15/20		25	25,784
6.375%, 10/15/23		38	39,793
Townsquare Media, Inc.
6.50%, 4/01/23 (e)		43	41,159
Univision Communications, Inc.
5.125%, 2/15/25 (e)		77	74,281
Urban One, Inc.
7.375%, 4/15/22 (e)		37	37,641
9.25%, 2/15/20 (e)		47	45,610
Virgin Media Finance PLC
4.875%, 2/15/22		2	2,294
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (e)	GBP	68	98,124
Ziggo Bond Finance BV
5.875%, 1/15/25 (e)	U.S.$	18	17,940
Ziggo Secured Finance BV
5.50%, 1/15/27 (e)		110	109,349

			2,625,074

Communications - Telecommunications - 7.4%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (e)	GBP	22	32,137
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	38	39,134
Series T
5.80%, 3/15/22		58	57,004
Series W
6.75%, 12/01/23		31	30,224
Embarq Corp.
7.995%, 6/01/36		29	27,868
Frontier Communications Corp.
6.25%, 9/15/21		92	74,926
7.125%, 1/15/23		64	43,700
7.625%, 4/15/24		55	36,128
7.875%, 1/15/27		13	7,916
8.75%, 4/15/22		56	43,598
8.875%, 9/15/20		30	29,309
10.50%, 9/15/22		57	46,683
11.00%, 9/15/25		37	28,831

	Principal Amount (000)		U.S. $ Value
GTT Communications, Inc.
7.875%, 12/31/24 (c)(e)	U.S.$	6	$6,446
Hughes Satellite Systems Corp.
6.50%, 6/15/19		29	30,455
6.625%, 8/01/26		21	22,196
7.625%, 6/15/21		19	21,052
Intelsat Jackson Holdings SA
5.50%, 8/01/23		38	30,044
7.25%, 10/15/20		122	106,352
7.50%, 4/01/21		44	37,600
8.00%, 2/15/24 (e)		10	10,694
9.50%, 9/30/22 (e)		53	60,798
9.75%, 7/15/25 (e)		56	51,599
Intelsat Luxembourg SA
7.75%, 6/01/21		42	19,057
Level 3 Financing, Inc.
5.125%, 5/01/23		60	60,151
5.25%, 3/15/26		27	26,065
5.375%, 1/15/24		50	49,940
Level 3 Parent LLC
5.75%, 12/01/22		8	7,641
Qwest Corp.
6.75%, 12/01/21		78	83,863
6.875%, 9/15/33		11	10,807
Sable International Finance Ltd.
6.875%, 8/01/22 (e)		42	44,455
SoftBank Group Corp.
4.50%, 4/15/20, TBA (e)		75	76,104
Sprint Capital Corp.
6.875%, 11/15/28		31	32,024
8.75%, 3/15/32		16	18,867
Sprint Communications, Inc.
7.00%, 3/01/20 (e)		153	163,534
Sprint Corp.
7.875%, 9/15/23		22	23,271
T-Mobile USA, Inc.
4.50%, 2/01/26		57	57,246
6.375%, 3/01/25		27	28,721
6.50%, 1/15/24-1/15/26		136	145,578
Telecom Italia Capital SA
6.375%, 11/15/33		56	64,383
7.20%, 7/18/36		33	40,603
7.721%, 6/04/38		46	59,762
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (e)		29	28,085
Windstream Services LLC/Windstream Finance Corp.
8.75%, 12/15/24 (e)		99	69,824
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (e)		38	38,482

			2,023,157

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.6%
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)	U.S.$	69	$75,886
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (e)		8	8,207
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (e)		12	12,757
Exide Technologies
7.00%, 4/30/25 (a)(c)(d)(k)		4	2,477
11.00%, 4/30/22 (a)(c)(d)		45	39,739
Series AI
7.00%, 4/30/25 (c)(d)(f)(k)		90	59,392
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23		67	68,686
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (d)(e)		58	59,152
Meritor, Inc.
6.25%, 2/15/24		8	8,393
Navistar International Corp.
6.625%, 11/01/25 (e)		45	47,163
Tesla, Inc.
5.30%, 8/15/25 (c)(e)		9	8,561
Titan International, Inc.
6.50%, 11/30/23 (e)		47	48,832

			439,245

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		13	12,227
5.875%, 11/15/26		10	9,723
National CineMedia LLC
5.75%, 8/15/26		21	19,476
NCL Corp., Ltd.
4.75%, 12/15/21 (e)		14	14,442
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (e)		34	36,685
VOC Escrow Ltd.
5.00%, 2/15/28 (e)		52	51,974

			144,527

Consumer Cyclical - Other - 5.0%
Beazer Homes USA, Inc.
5.75%, 6/15/19		5	4,732
5.875%, 10/15/27 (e)		16	15,960
6.75%, 3/15/25		34	35,895
8.75%, 3/15/22		18	19,282
Caesars Entertainment Corp.
5.00%, 10/01/24 (c)(k)		11	22,873
CalAtlantic Group, Inc.
6.25%, 12/15/21		23	24,603
8.375%, 5/15/18-1/15/21		72	75,379
Diamond Resorts International, Inc.
7.75%, 9/01/23 (e)		25	27,063
10.75%, 9/01/24 (c)(e)		22	24,326

	Principal Amount (000)		U.S. $ Value
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (e)	U.S.$	55	$56,185
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		6	5,984
4.875%, 11/01/20		8	7,842
5.375%, 11/01/23		7	7,813
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		43	40,204
10.00%, 7/15/22 (e)		22	24,070
10.50%, 7/15/24 (e)		7	7,846
KB Home
7.00%, 12/15/21		22	24,375
7.50%, 9/15/22		10	11,608
8.00%, 3/15/20		6	6,373
Lennar Corp.
4.125%, 12/01/18-1/15/22		103	104,180
4.50%, 11/15/19-4/30/24		103	104,673
MDC Holdings, Inc.
5.50%, 1/15/24		6	6,126
5.625%, 2/01/20		23	24,196
6.00%, 1/15/43		36	35,180
Meritage Homes Corp.
7.00%, 4/01/22		29	33,115
MGM Resorts International
6.00%, 3/15/23		26	27,969
6.75%, 10/01/20		25	26,903
7.75%, 3/15/22		24	27,264
8.625%, 2/01/19		45	47,656
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		8	8,057
PulteGroup, Inc.
5.00%, 1/15/27		37	38,137
6.00%, 2/15/35		57	59,858
7.875%, 6/15/32		17	21,698
RSI Home Products, Inc.
6.50%, 3/15/23 (e)		61	63,970
Scientific Games International, Inc.
7.00%, 1/01/22 (e)		8	8,446
10.00%, 12/01/22		8	8,769
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (e)		23	24,037
6.125%, 4/01/25 (e)		60	62,516
Standard Industries, Inc./NJ
5.375%, 11/15/24 (e)		28	29,052
5.50%, 2/15/23 (e)		26	27,095
6.00%, 10/15/25 (e)		39	41,012
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (e)		16	15,370

	Principal Amount (000)		U.S. $ Value
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (e)	U.S.$	17	$18,358
5.875%, 4/15/23 (e)		8	8,480
Toll Brothers Finance Corp.
4.875%, 3/15/27		11	11,511
5.875%, 2/15/22		35	38,143

			1,364,184

Consumer Cyclical - Restaurants - 0.3%
Golden Nugget, Inc.
6.75%, 10/15/24 (e)		8	8,270
8.75%, 10/01/25 (e)		10	10,656
IRB Holding Corp.
6.75%, 2/15/26 (e)		26	26,284
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (e)	GBP	29	41,577

			86,787

Consumer Cyclical - Retailers - 1.4%
Dollar Tree, Inc.
5.75%, 3/01/23	U.S.$	26	27,168
FirstCash, Inc.
5.375%, 6/01/24 (e)		7	7,343
Group 1 Automotive, Inc.
5.25%, 12/15/23 (e)		9	9,259
JC Penney Corp., Inc.
6.375%, 10/15/36		15	10,422
L Brands, Inc.
5.25%, 2/01/28		21	20,757
5.625%, 2/15/22		12	12,667
6.875%, 11/01/35		114	117,339
7.00%, 5/01/20		44	47,113
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (e)		24	15,388
Penske Automotive Group, Inc.
3.75%, 8/15/20		14	14,038
5.50%, 5/15/26		34	34,311
5.75%, 10/01/22		14	14,414
PetSmart, Inc.
7.125%, 3/15/23 (e)		30	18,717
Rite Aid Corp.
6.75%, 6/15/21		13	13,256
Sonic Automotive, Inc.
5.00%, 5/15/23		12	12,106
6.125%, 3/15/27		20	19,510

			393,808

Consumer Non-Cyclical - 11.0%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		30	30,470
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (e)		34	32,837
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25		23	21,009
6.625%, 6/15/24		22	20,958

	Principal Amount (000)		U.S. $ Value
Avantor, Inc.
9.00%, 10/01/25 (e)	U.S.$	18	$17,821
Aveta, Inc.
10.50%, 3/01/21 (c)(e)(h)		297	0
Avon Products, Inc.
6.60%, 3/15/20		12	11,737
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(d)		41	17,245
9.25%, 2/15/19 (a)		65	64,492
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (e)	EUR	44	58,421
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	U.S.$	59	55,335
6.25%, 3/31/23		13	12,019
6.875%, 2/01/22		14	9,958
7.125%, 7/15/20 (l)		208	181,611
8.00%, 11/15/19		10	9,009
DaVita, Inc.
5.00%, 5/01/25		73	72,737
5.75%, 8/15/22		14	14,407
Dean Foods Co.
6.50%, 3/15/23 (e)		7	6,971
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (d)(e)		44	44,849
Endo Finance LLC
5.75%, 1/15/22 (e)		62	52,966
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (e)		53	41,396
Envision Healthcare Corp.
5.125%, 7/01/22 (e)		43	42,880
First Quality Finance Co., Inc.
4.625%, 5/15/21 (e)		83	83,322
HCA, Inc.
3.75%, 3/15/19		100	100,758
4.25%, 10/15/19		142	145,152
4.75%, 5/01/23		108	112,098
5.875%, 2/15/26		54	56,664
6.50%, 2/15/20		157	167,497
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (e)		7	7,624
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (e)		66	68,038
LifePoint Health, Inc.
5.375%, 5/01/24		17	16,214
5.50%, 12/01/21		40	40,764
5.875%, 12/01/23		52	52,151
Mallinckrodt International Finance SA
3.50%, 4/15/18		29	28,504
4.75%, 4/15/23		27	22,293

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (e)	U.S.$	24	$20,149
5.625%, 10/15/23 (e)		32	27,414
5.75%, 8/01/22 (e)		49	45,358
MEDNAX, Inc.
5.25%, 12/01/23 (e)		83	84,782
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (e)		14	13,983
Post Holdings, Inc.
5.625%, 1/15/28 (e)		24	23,954
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (e)		28	29,479
Spectrum Brands, Inc.
6.625%, 11/15/22		51	52,777
Tenet Healthcare Corp.
4.50%, 4/01/21		48	47,788
6.00%, 10/01/20		85	89,226
6.75%, 6/15/23		98	96,637
7.50%, 1/01/22 (e)		19	19,663
8.125%, 4/01/22		97	100,559
Valeant Pharmaceuticals International
6.75%, 8/15/21 (e)		82	81,155
7.25%, 7/15/22 (e)		5	4,954
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23-11/01/25 (e)		130	122,503
5.625%, 12/01/21 (e)		115	110,808
5.875%, 5/15/23 (e)		155	139,977
6.50%, 3/15/22 (e)		14	14,360
7.50%, 7/15/21 (e)		41	41,209
Vizient, Inc.
10.375%, 3/01/24 (e)		66	74,187
Voyage Care BondCo PLC
5.875%, 5/01/23 (e)	GBP	32	46,241

			3,007,370

Energy - 13.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24	U.S.$	23	25,314
Antero Resources Corp.
5.00%, 3/01/25		30	30,740
5.125%, 12/01/22		83	84,803
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(c)(f)(h)		56	0
Bill Barrett Corp.
7.00%, 10/15/22		62	63,085
8.75%, 6/15/25		16	17,190
California Resources Corp.
5.50%, 9/15/21		19	16,061
6.00%, 11/15/24		5	3,647
8.00%, 12/15/22 (e)		121	101,837

	Principal Amount (000)		U.S. $ Value
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	U.S.$	36	$37,180
8.25%, 7/15/25		8	8,786
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		74	79,207
Cheniere Energy, Inc.
4.875%, 5/28/21 (c)(d)(e)(k)		28	26,018
Chesapeake Energy Corp.
4.875%, 4/15/22		57	54,455
6.125%, 2/15/21		92	94,559
6.875%, 11/15/20		1	610
8.00%, 12/15/22-6/15/27 (e)		55	54,685
Continental Resources, Inc./OK
4.50%, 4/15/23		12	12,060
4.90%, 6/01/44		35	35,376
5.00%, 9/15/22		72	73,085
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (e)		6	6,338
DCP Midstream Operating LP
4.95%, 4/01/22		35	36,600
Denbury Resources, Inc.
3.50%, 3/31/24 (c)(e)(k)		9	10,081
9.00%, 5/15/21 (e)		20	20,506
9.25%, 3/31/22 (e)		42	43,176
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	52,386
7.875%, 8/15/25		22	23,317
Energy Transfer Equity LP
4.25%, 3/15/23		87	87,418
7.50%, 10/15/20		18	19,397
Ensco PLC
4.50%, 10/01/24		7	5,752
5.20%, 3/15/25 (l)		113	97,980
7.75%, 2/01/26		14	13,941
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		8	5,085
7.75%, 9/01/22		33	23,819
8.00%, 2/15/25 (e)		24	18,606
9.375%, 5/01/20		19	18,244
9.375%, 5/01/24 (e)		37	31,358
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		33	32,410
6.25%, 5/15/26		30	29,960
6.50%, 10/01/25 (c)		4	4,067
6.75%, 8/01/22		12	12,488
Gulfport Energy Corp.
6.00%, 10/15/24		20	20,172
6.375%, 5/15/25		41	41,579
6.375%, 1/15/26 (e)		38	38,569
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (e)		70	71,329

	Principal Amount (000)		U.S. $ Value
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (e)	U.S.$	7	$7,046
5.75%, 10/01/25 (e)		77	79,727
Murphy Oil Corp.
4.00%, 6/01/22		26	26,027
5.875%, 12/01/42		21	20,295
6.875%, 8/15/24		39	41,366
Murphy Oil USA, Inc.
5.625%, 5/01/27		2	2,408
Nabors Industries, Inc.
4.625%, 9/15/21		34	33,186
5.00%, 9/15/20		9	9,136
5.50%, 1/15/23		74	74,030
Noble Holding International Ltd.
6.20%, 8/01/40		10	6,803
7.70%, 4/01/25 (m)		20	17,793
7.75%, 1/15/24		85	78,838
Oasis Petroleum, Inc.
6.875%, 3/15/22-1/15/23		68	70,284
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		13	13,721
PDC Energy, Inc.
5.75%, 5/15/26 (e)		33	33,704
PHI, Inc.
5.25%, 3/15/19		84	83,004
Precision Drilling Corp.
7.125%, 1/15/26 (e)		28	29,078
QEP Resources, Inc.
5.25%, 5/01/23		58	59,350
5.375%, 10/01/22		34	34,518
6.875%, 3/01/21		15	15,767
Range Resources Corp.
4.875%, 5/15/25		42	40,345
5.00%, 8/15/22-3/15/23		88	88,532
5.875%, 7/01/22		2	2,092
Rowan Cos., Inc.
4.75%, 1/15/24		10	9,076
5.85%, 1/15/44		35	28,040
7.375%, 6/15/25		52	53,305
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.125%, 11/01/20 (e)		13	10,660
Sanchez Energy Corp.
6.125%, 1/15/23		57	49,804
7.75%, 6/15/21		20	19,675
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(f)(h)		29	0
8.125%, 10/15/22 (b)(c)(f)(h)		47	0
SemGroup Corp.
6.375%, 3/15/25 (e)		16	16,058
7.25%, 3/15/26 (e)		24	24,854
SM Energy Co.
5.00%, 1/15/24		25	24,751
6.125%, 11/15/22		31	32,132
6.50%, 11/15/21-1/01/23		86	87,733
Southern Star Central Corp.
5.125%, 7/15/22 (e)		35	36,025

	Principal Amount (000)		U.S. $ Value
SRC Energy, Inc.
6.25%, 12/01/25 (e)	U.S.$	23	$23,749
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (e)		69	70,346
5.875%, 3/15/28 (e)		52	53,112
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19		36	36,247
4.25%, 11/15/23		19	18,381
5.125%, 2/01/25		8	8,060
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (e)		46	49,995
Transocean, Inc.
5.80%, 10/15/22		55	55,259
6.80%, 3/15/38 (l)		123	105,462
7.50%, 1/15/26 (e)		18	18,807
9.00%, 7/15/23 (e)		24	26,835
Vantage Drilling International
7.50%, 11/01/19 (b)(c)(f)(h)		46	0
10.00%, 12/31/20 (a)(c)		1	857
10.00%, 12/31/20 (c)(f)		1	1,143
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (e)		37	37,213
Weatherford International Ltd.
4.50%, 4/15/22		10	9,511
5.875%, 7/01/21 (k)		35	36,465
7.75%, 6/15/21		66	69,859
9.875%, 2/15/24		42	45,733
Whiting Petroleum Corp.
1.25%, 4/01/20 (k)		28	25,795
5.75%, 3/15/21		30	31,062
6.25%, 4/01/23		9	9,263
6.625%, 1/15/26 (e)		54	55,189
WPX Energy, Inc.
7.50%, 8/01/20		30	32,553

			3,663,335

Other Industrial - 1.0%
American Tire Distributors, Inc.
10.25%, 3/01/22 (e)		67	68,841
Belden, Inc.
5.50%, 4/15/23 (e)	EUR	6	7,864
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	U.S.$	85	86,633
7.00%, 6/15/23		20	20,215
H&E Equipment Services, Inc.
5.625%, 9/01/25 (e)		12	12,442
Laureate Education, Inc.
8.25%, 5/01/25 (e)		26	28,166
LKQ Corp.
4.75%, 5/15/23		8	8,189

	Principal Amount (000)		U.S. $ Value
Travis Perkins PLC
4.50%, 9/07/23 (e)	GBP	29	$43,712

			276,062

Services - 2.1%
ADT Corp. (The)	U.S.$	37	36,398
3.50%, 7/15/22
APTIM Corp.
7.75%, 6/15/25 (e)		35	32,400
APX Group, Inc.
6.375%, 12/01/19		10	10,163
8.75%, 12/01/20		95	97,126
Aramark Services, Inc.
5.00%, 4/01/25-2/01/28 (e)		44	44,931
5.125%, 1/15/24		7	6,925
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (e)		18	18,333
Gartner, Inc.
5.125%, 4/01/25 (e)		13	13,536
GEO Group, Inc. (The)
5.125%, 4/01/23		18	17,978
5.875%, 1/15/22-10/15/24		42	43,256
6.00%, 4/15/26		8	8,165
IHS Markit Ltd.
5.00%, 11/01/22 (e)		24	25,587
Monitronics International, Inc.
9.125%, 4/01/20		16	14,016
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (e)		28	28,668
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (e)		30	30,484
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (e)		59	65,580
Sabre GLBL, Inc.
5.25%, 11/15/23 (e)		34	34,352
Team Health Holdings, Inc.
6.375%, 2/01/25 (e)		47	43,533

			571,431

Technology - 3.6%
Ascend Learning LLC
6.875%, 8/01/25 (e)		17	17,678
BMC Software Finance, Inc.
8.125%, 7/15/21 (e)		108	108,106
BMC Software, Inc.
7.25%, 6/01/18		1	588
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (d) (e)		4	3,998
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (e)		55	64,289

	Principal Amount (000)		U.S. $ Value
CURO Financial Technologies Corp.
12.00%, 3/01/22 (e)	U.S.$	43	$47,740
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (e)		59	61,163
Dell, Inc.
7.10%, 4/15/28		8	9,142
EMC Corp.
1.875%, 6/01/18		91	90,808
First Data Corp.
5.375%, 8/15/23 (e)		110	113,672
7.00%, 12/01/23 (e)		39	41,021
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (c) (e)		7	7,725
Goodman Networks, Inc.
8.00%, 5/11/22 (c)		20	13,514
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (e)		18	18,580
Infor US, Inc.
6.50%, 5/15/22		78	80,376
Ingram Micro, Inc.
5.45%, 12/15/24		8	7,905
Iron Mountain, Inc.
4.375%, 6/01/21 (e)		20	20,590
Nokia Oyj
3.375%, 6/12/22		16	15,739
6.625%, 5/15/39		14	15,435
Quintiles IMS, Inc.
3.25%, 3/15/25 (e)	EUR	38	48,025
4.875%, 5/15/23 (e)	U.S.$	27	27,935
Rackspace Hosting, Inc.
8.625%, 11/15/24 (c) (e)		13	13,825
Sanmina Corp.
4.375%, 6/01/19 (e)		8	8,595
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (e)		32	36,280
Symantec Corp.
5.00%, 4/15/25 (e)		27	27,493
West Corp.
8.50%, 10/15/25 (e)		15	14,770
Western Digital Corp.
4.75%, 2/15/26		53	53,621
10.50%, 4/01/24		26	29,970

			998,583

Transportation - Services - 1.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (e)		5	4,914
5.50%, 4/01/23		8	8,223
CEVA Group PLC
9.00%, 9/01/21 (e)		22	21,017

	Principal Amount (000)		U.S. $ Value
Europcar Groupe SA
5.75%, 6/15/22 (e)	EUR	7	$9,062
Herc Rentals, Inc.
7.75%, 6/01/24 (e)	U.S.$	10	11,405
Hertz Corp. (The)
5.50%, 10/15/24 (e)		25	22,383
5.875%, 10/15/20		11	11,019
7.375%, 1/15/21		90	90,177
7.625%, 6/01/22 (e)		7	7,323
Loxam SAS
3.50%, 5/03/23 (e)	EUR	29	37,477
4.25%, 4/15/24 (e)		29	38,711
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (e)	U.S.$	15	14,442
United Rentals North America, Inc.
5.75%, 11/15/24		66	69,152
XPO CNW, Inc.
6.70%, 5/01/34		35	38,013
XPO Logistics, Inc.
6.125%, 9/01/23 (e)		48	50,858

			434,176

			18,464,213

Financial Institutions - 7.0%
Banking - 3.3%
Ally Financial, Inc.
3.25%, 2/13/18		29	29,396
3.75%, 11/18/19		22	22,188
4.125%, 3/30/20		19	19,443
4.75%, 9/10/18		56	56,521
8.00%, 11/01/31		111	141,934
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (e) (n)	EUR	58	86,915
Barclays Bank PLC
6.86%, 6/15/32 (e) (n)	U.S.$	15	17,786
Barclays PLC
8.00%, 12/15/20 (n)	EUR	58	83,688
CIT Group, Inc.
3.875%, 2/19/19	U.S.$	6	5,884
Credit Agricole SA
7.589%, 1/30/20 (e) (n)	GBP	44	68,732
Goldman Sachs Group, Inc. (The) Series P
5.00%, 11/10/22 (n)	U.S.$	44	43,180
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (e) (n) (o)	EUR	50	62,029
8.625%, 8/15/21(n)	U.S.$	117	130,259
Societe Generale SA
8.00%, 9/29/25 (e) (n)		31	36,841
Standard Chartered PLC
7.50%, 4/02/22 (e) (n)		67	72,215

	Principal Amount (000)		U.S. $ Value
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (n)	U.S.$	25	$24,281
Zions Bancorporation
5.65%, 11/15/23		14	14,281

			915,573

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (c) (h) (j)		423	17,021
LPL Holdings, Inc.
5.75%, 9/15/25 (e)		32	32,835

			49,856

Finance - 1.9%
Enova International, Inc.
8.50%, 9/01/24 (e)		9	9,378
9.75%, 6/01/21		51	54,811
goeasy Ltd.
7.875%, 11/01/22 (e)		13	13,853
Lincoln Finance Ltd.
6.875%, 4/15/21 (e)	EUR	26	33,265
Navient Corp.
4.875%, 6/17/19	U.S.$	87	88,143
5.00%, 10/26/20		47	48,039
5.50%, 1/25/23		8	8,033
5.875%, 3/25/21		1	604
6.50%, 6/15/22		70	74,193
7.25%, 1/25/22		13	13,869
8.00%, 3/25/20		86	92,448
SLM Corp.
5.125%, 4/05/22		21	21,260
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (e)		71	69,030

			526,926

Insurance - 0.7%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (c) (e)		10	9,971
Galaxy Bidco Ltd.
6.375%, 11/15/20 (e)	GBP	4	6,232
Genworth Holdings, Inc.
7.20%, 2/15/21	U.S.$	30	29,231
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (e)		61	77,539
Polaris Intermediate Corp.
8.50%, 12/01/22 (d) (e)		69	71,521
USIS Merger Sub, Inc.
6.875%, 5/01/25 (c) (e)		7	7,210

			201,704

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.3%
Creditcorp
12.00%, 7/15/18 (a)	U.S.$	33	$31,226
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (e)		6	6,189
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (e)		23	23,514
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (e)		13	13,675

			74,604

REITS - 0.6%
Iron Mountain, Inc.
5.25%, 3/15/28 (e)		55	53,469
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		7	6,943
5.25%, 8/01/26		40	40,783
5.50%, 5/01/24		26	26,845
SBA Communications Corp.
4.00%, 10/01/22 (e)		15	14,796
4.875%, 9/01/24		8	7,979

			150,815

			1,919,478

Utility - 2.2%
Electric - 1.9%
AES Corp./VA
7.375%, 7/01/21		51	56,584
Calpine Corp.
5.375%, 1/15/23		37	36,474
5.50%, 2/01/24		4	4,150
5.75%, 1/15/25 (l)		119	113,383
DPL, Inc.
6.75%, 10/01/19		25	26,139
Dynegy, Inc.
5.875%, 6/01/23		8	7,729
7.375%, 11/01/22		115	121,245
7.625%, 11/01/24		7	7,235
NRG Energy, Inc.
6.25%, 7/15/22		12	12,391
6.625%, 1/15/27		21	22,224
Talen Energy Supply LLC
4.60%, 12/15/21		43	40,834
6.50%, 6/01/25		32	26,289
10.50%, 1/15/26 (e)		36	36,272
Texas Competitive/TCEH
11.50%, 10/01/20 (a) (b) (c) (h)		59	0

			510,949

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23	U.S.$	70	$73,194

			584,143

Total Corporates - Non-Investment Grade (cost $20,607,611)			20,967,834

CORPORATES - INVESTMENT GRADE - 7.6%
Industrial - 4.1%
Basic - 0.5%
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (e)		12	12,852
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (e)		5	5,464
Glencore Funding LLC
4.00%, 4/16/25 (e)		5	4,981
Monsanto Co.
3.375%, 7/15/24		56	56,060
Southern Copper Corp.
3.875%, 4/23/25		69	70,773

			150,130

Capital Goods - 0.6%
CNH Industrial Capital LLC
3.375%, 7/15/19		26	25,836
3.625%, 4/15/18		15	15,503
4.375%, 4/05/22		33	34,223
Embraer Netherlands Finance BV
5.40%, 2/01/27		40	42,312
General Electric Co.
Series D
5.00%, 1/21/21 (n)		40	40,520
Masco Corp.
5.95%, 3/15/22		13	14,811
7.125%, 3/15/20		1	805

			174,010

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.90%, 8/14/27		29	28,931
5.45%, 3/01/47		39	41,217

			70,148

Consumer Cyclical - Automotive - 0.4%
General Motors Financial Co., Inc.
0.955%, 9/07/23 (e)	EUR	100	123,210

Consumer Cyclical - Other - 0.2%
DR Horton, Inc.
4.00%, 2/15/20	U.S.$	44	45,416

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	U.S.$	28	$27,496

Energy - 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		8	8,411
Cenovus Energy, Inc.
4.25%, 4/15/27		59	58,651
4.45%, 9/15/42		31	28,845
6.75%, 11/15/39		1	1,753
Ecopetrol SA
5.875%, 5/28/45		15	16,006
Enable Midstream Partners LP
3.90%, 5/15/24		36	35,891
Energy Transfer LP
4.05%, 3/15/25		30	29,934
Hess Corp.
4.30%, 4/01/27		42	42,198
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		11	14,601
Marathon Oil Corp.
6.80%, 3/15/32		34	41,746
Marathon Petroleum Corp.
4.75%, 9/15/44		43	45,366

			323,402

Services - 0.1%
Expedia, Inc.
3.80%, 2/15/28		30	28,569

Technology - 0.7%
Agilent Technologies, Inc.
3.875%, 7/15/23		42	42,978
Hewlett Packard Enterprise Co.
6.35%, 10/15/45		26	28,001
Seagate HDD Cayman
4.75%, 1/01/25		28	27,771
4.875%, 6/01/27		5	4,492
Western Digital Corp.
7.375%, 4/01/23 (e)		49	53,250
Xerox Corp.
3.625%, 3/15/23		29	28,675

			185,167

			1,127,548

Financial Institutions -3.5%
Banking - 2.0%
Bank of America Corp.
4.00%, 4/01/24		27	28,059
BNP Paribas SA
7.625%, 3/30/21 (e) (n)		58	63,682
BPCE SA
5.70%, 10/22/23 (e)		82	90,064

	Principal Amount (000)		U.S. $ Value
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	46	$59,106
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (e)	EUR	57	74,809
HSBC Holdings PLC
6.00%, 9/29/23 (e) (n)		58	86,783
Morgan Stanley
5.00%, 11/24/25	U.S.$	39	42,181
Santander Holdings USA, Inc.
4.40%, 7/13/27 (e)		28	28,392
Standard Chartered PLC
3.95%, 1/11/23 (e)		58	58,191
US Bancorp
Series J
5.30%, 4/15/27 (n)		17	18,754

			550,021

Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18		34	34,859

Insurance - 1.2%
ACE Capital Trust II
9.70%, 4/01/30		20	30,175
Allstate Corp. (The)
6.50%, 5/15/57		10	12,829
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	100	124,589
Chubb Corp. (The)
3.972% (LIBOR 3 Month + 2.25%), 4/15/37 (o)	U.S.$	29	28,688
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (e)		31	50,977
Prudential Financial, Inc.
5.625%, 6/15/43		70	76,038

			323,296

REITS - 0.2%
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		31	31,799
Senior Housing Properties Trust
6.75%, 12/15/21		9	9,562
VEREIT Operating Partnership LP
4.875%, 6/01/26		8	8,163

			49,524

			957,700

Total Corporates - Investment Grade (cost $1,958,982)			2,085,248

Company	Shares	U.S. $ Value
COMMON STOCKS - 2.0%
Consumer Discretionary - 0.6%
Auto Components - 0.0%
Exide Technologies (b) (c) (h) (i)	1,282	$5,048

Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc. - Class A (h)	539	5,083
Laureate Education, Inc. - Class A (h)	1,354	19,497

		24,580

Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Corp. (h)	2,258	31,499
eDreams ODIGEO SA (h)	8,770	57,709

		89,208

Household Durables - 0.0%
Hovnanian Enterprises, Inc. - Class A (h)	3,276	6,650

Media - 0.2%
Clear Channel Outdoor Holdings, Inc. - Class A	3,060	14,841
DISH Network Corp. - Class A (h)	100	4,690
Gray Television, Inc. (h)	483	7,897
Nexstar Media Group, Inc. - Class A	151	11,340
Townsquare Media, Inc. - Class A (h)	598	4,485

		43,253

		168,739

Energy - 0.6%
Energy Equipment & Services - 0.0%
Weatherford International PLC (h)	2,097	8,262

Oil, Gas & Consumable Fuels - 0.6%
Berry Pete Corp. (c) (f) (h)	2,202	21,507
Carrizo Oil & Gas, Inc. (h)	405	8,145
CHC Group LLC (h) (i)	1,219	9,752
Chesapeake Energy Corp. (h)	1,523	5,330
EP Energy Corp. - Class A (h)	2,501	4,777
Halcon Resources Corp. (h)	276	2,205
K2016470219 South Africa Ltd. - A Shares (b) (c) (f) (h)	191,574	0
K2016470219 South Africa Ltd. - B Shares (b) (c) (f) (h)	30,276	0
Linn Energy, Inc.	88	3,476
Oasis Petroleum, Inc. (h)	972	8,418
Paragon Litigation - Class A (c) (f)	267	298
Paragon Litigation - Class B (c) (f)	401	13,359
Paragon Offshore Ltd. (c) (f)	266	5,453
Peabody Energy Corp. (h)	533	21,539
SandRidge Energy, Inc. (h)	578	10,340
Tervita Corp. (c) (f)	599	4,566
Triangle Petroleum Corp. (h)	3,047	115
Vantage Drilling International (c) (f) (h)	82	18,245

Company	Shares	U.S. $ Value
Whiting Petroleum Corp. (h)	411	$11,475

		149,000

		157,262

Information Technology - 0.3%
Internet Software & Services - 0.3%
Avaya Holdings Corp. (h)	3,332	69,572

IT Services - 0.0%
Goodman Networks, Inc. (b) (c) (f) (h)	1,236	0

Technology Hardware, Storage & Peripherals - 0.0%
Travelport Worldwide Ltd.	440	5,989

		75,561

Industrials - 0.2%
Construction & Engineering - 0.2%
Modular Space Corp. (a) (c)	2,407	41,071

Consumer Cyclical - Automotive - 0.0%
Exide Technologies/Old (b) (c) (h) (i)	511	2,012

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (h)	5,341	1,227

		44,310

Financials - 0.1%
Diversified Financial Services - 0.1%
iPayment Holdings, Inc. (c) (f)	59,949	41,964

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. (h)	2,078	11,741
LifePoint Health, Inc. (h)	138	6,824
Tenet Healthcare Corp. (h)	336	6,343

		24,908

Pharmaceuticals - 0.0%
Endo International PLC (h)	614	4,243
Horizon Pharma PLC (h)	196	2,852

		7,095

		32,003

Materials - 0.1%
Metals & Mining - 0.1%
Artsonig Pty Ltd. (b) (c) (f)	21,027	2,103
Constellium NV - Class A (h)	1,233	15,844
Neenah Enterprises, Inc. (b) (c) (f) (h)	4,481	13,084

		31,031

Telecommunication Services - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc. (h)	150	9,765

Total Common Stocks (cost $564,789)		560,635

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 2.0%
Industrial - 2.0%
Basic - 0.1%
Foresight Energy LLC
7.443% (LIBOR 3 Month + 5.75%), 3/28/22 (p)	U.S.$	13	$12,559
Unifrax I LLC
5.193% (LIBOR 3 Month + 3.50%), 4/04/24 (c) (p)		11	11,330

			23,889

Capital Goods - 0.2%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.317% (LIBOR 1 Month + 3.75%), 8/18/24 (p)		20	20,411
Gardner Denver, Inc.
4.443% (LIBOR 3 Month + 2.75%), 7/30/24 (p)		19	18,958
HD Supply Waterworks, LTD.
4.575% (LIBOR 1 Month + 3.00%), 8/01/24 (c) (p)		5	5,015

			44,384

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
6.195% (LIBOR 3 Month + 4.50%), 1/02/24 (p)		4	3,796
6.625%, 1/02/24		6	6,314
West Corporation
5.574% (LIBOR 1 Month + 4.00%), 10/10/24 (p)		30	30,181

			40,291

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.06% (LIBOR 1 Month + 3.50%), 11/06/24 (p)		10	9,816

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.693% (LIBOR 3 Month + 3.00%), 4/01/24 (p)		25	24,942

	Principal Amount (000)		U.S. $ Value
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.324% (LIBOR 1 Month + 2.75%), 12/23/24 (p)	U.S.$	39	$39,278

Consumer Cyclical - Retailers - 0.3%
J.C. Penney Corporation, Inc.
5.729% (LIBOR 3 Month + 4.25%), 6/23/23 (p)		30	28,701
Serta Simmons Bedding, LLC
9.555% (LIBOR 1 Month + 8.00%), 11/08/24 (p)		49	45,645

			74,346

Consumer Non-Cyclical - 0.4%
Air Medical Group Holdings, Inc.
9/26/24 (q)		16	16,489
4.94% (LIBOR 3 Month + 3.25%), 4/28/22 (p)		22	21,742
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.323% (LIBOR 1 Month + 7.75%) 9/26/25 (c) (p) (q)		47	44,893
Avantor, Inc.
5.561% (LIBOR 1 Month + 4.00%), 11/21/24 (p)		23	23,394
Post Holdings, Inc.
3.83% (LIBOR 3 Month + 2.25%), 5/24/24 (p)		12	12,477
Vizient, Inc.
5.069% (LIBOR 1 Month + 3.50%), 2/13/23 (c) (p)		2	1,814

			120,809

Energy - 0.2%
California Resources Corporation
11.936% (LIBOR 1 Month + 10.375%), 12/31/21 (c) (p)		46	52,423

Other Industrial - 0.1%
Travelport Finance (Luxembourg) S.Ã r.l.
4.166% (LIBOR 3 Month + 2.75%), 9/02/21 (p)		36	35,770

Technology - 0.3%
Conduent Incorporated
4.574% (LIBOR 1 Month + 3.00%), 12/07/23 (p)		5	4,951
MTS Systems Corporation
4.81% (LIBOR 1 Month + 3.25%), 7/05/23 (c) (p)		26	25,895

	Principal Amount (000)		U.S. $ Value
Solera, LLC (Solera Finance, Inc.)
4.824% (LIBOR 1 Month + 3.25%), 3/03/23 (p)	U.S.$	60	$60,278

			91,124

Total Bank Loans (cost $548,548)			557,072

EMERGING MARKETS - CORPORATE BONDS - 1.9%
Industrial - 1.9%
Basic - 0.3%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (e)		13	13,863
7.25%, 4/01/23 (e)		58	61,753

			75,616

Capital Goods - 0.1%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (e)		95	36,461

Communications - Telecommunications - 0.1%
Digicel Ltd.
6.75%, 3/01/23 (e)		36	36,243

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/18 (c) (e) (h)	EUR	1	0
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (a) (c) (d)	U.S.$	15	578
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (a) (c) (d)		4	3,621

			4,199

Consumer Non-Cyclical - 0.6%
Arcelik AS
5.00%, 4/03/23 (e)		29	28,914
Minerva Luxembourg SA
6.50%, 9/20/26 (e)		58	58,626
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19		38	37,568
2.80%, 7/21/23		9	7,951
3.15%, 10/01/26		27	22,478
Tonon Luxembourg SA
7.25%, 1/24/20 (a) (c) (d) (g) (h)		6	430
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a) (c) (h) (j)		96	6,250

			162,217

Energy - 0.6%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (i)		65	86,024
Petrobras Global Finance BV
5.999%, 1/27/28 (e)		27	27,240

	Principal Amount (000)		U.S. $ Value
6.25%, 3/17/24	U.S.$	35	$37,279

			150,543

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (e)		100	54,500

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (e)		6	6,482

Total Emerging Markets - Corporate Bonds (cost $595,124)			526,261

GOVERNMENTS - TREASURIES - 1.4%
Mexico - 0.3%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,202	57,327
Series M 20
10.00%, 12/05/24		480	29,110

			86,437

Russia - 0.3%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	3,986	72,485

United States - 0.8%
U.S. Treasury Bonds
3.125%, 11/15/41	U.S.$	135	140,356
U.S. Treasury Notes
1.875%, 8/31/22		76	73,727

			214,083

Total Governments - Treasuries (cost $372,518)			373,005

	Shares
PREFERRED STOCKS - 1.3%
Industrial - 1.1%
Capital Goods - 0.7%
Tervita Corp.
0.00% (c) (f) (h)		24,991	190,480

Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (h)		490	3,910

Energy - 0.2%
Berry Petroleum Co. LLC
0.00% (c) (f) (h)		1,821	21,246
Sanchez Energy Corp.
Series A
4.875%		962	17,056

Company	Shares		U.S. $ Value
Sanchez Energy Corp.
Series B
6.50%		300	$6,276

			44,578

Services - 0.2%
iPayment Holdings, Inc.
0.00% (b) (c) (f) (h)		440	44,000

Technology - 0.0%
Goodman Networks, Inc.
0.00% (b) (c) (f) (h)		1,470	5,880

			288,848

Utility - 0.2%
Electric - 0.2%
Dynegy, Inc.
7.00%		600	49,651
SCE Trust III
Series H
5.75%		423	10,727

			60,378

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
7.624%		357	9,289

Total Preferred Stocks (cost $299,318)			358,515

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.2%
Other ABS - Fixed Rate - 0.6%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (c) (e)	U.S.$	58	58,208
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (c) (e)		29	29,039
Series 2016-1A, Class A23
4.97%, 5/25/46 (c) (e)		16	16,858
Wendys Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (c) (e)		71	70,978

			175,083

Home Equity Loans - Fixed Rate - 0.4%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (c)		57	56,582
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (c)		78	41,120

	Principal Amount (000)		U.S. $ Value
			$97,702

Home Equity Loans - Floating Rate - 0.2%
Lehman XS Trust
Series 2007-6, Class 3A5
4.908%, 5/25/37 (c)(o)	U.S.$	31	52,215

Total Asset-Backed Securities (cost $296,883)			325,000

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.711% (LIBOR 1 Month + 7.15%), 7/25/23 (o)		15	17,867
Series 2013-DN2, Class M2
5.811% (LIBOR 1 Month + 4.25%), 11/25/23 (o)		52	58,612
Series 2014-DN1, Class M3
6.061% (LIBOR 1 Month + 4.50%), 2/25/24 (o)		36	42,666
Series 2014-HQ2, Class M3
5.311% (LIBOR 1 Month + 3.75%), 9/25/24 (o)		54	62,142
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.811% (LIBOR 1 Month + 5.25%), 10/25/23 (o)		15	17,038
Series 2014-C01, Class M2
5.961% (LIBOR 1 Month + 4.40%), 1/25/24 (o)		27	30,998
Series 2015-C03, Class 1M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		6	6,988
Series 2015-C03, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (o)		3	2,801

			239,112

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		6	5,070
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		8	6,549

			11,619

Total Collateralized Mortgage Obligations (cost $223,956)			250,731

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.8%
Argentina - 0.2%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	979	$50,049

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	425	137,777

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	283	23,851

Total Emerging Markets - Treasuries (cost $220,260)			211,677

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	25	39,300
7.95%, 3/01/36		55	61,085

Total Local Governments - US Municipal Bonds (cost $80,002)			100,385

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Mexico - 0.3%
Petroleos Mexicanos
5.375%, 3/13/22 (e) (cost $90,997)		87	92,664

COLLATERALIZED LOAN OBLIGATIONS - 0.3%
CLO - FLOATING RATE - 0.3%
CIFC Funding Ltd.
Series 2015-4A, Class D
7.245% (LIBOR 3 Month + 5.50%), 10/20/27 (c)(e)(o) (cost $70,781)		73	73,614

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.516%, 7/10/47 (c)(e)		15	12,746
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.944%, 1/10/47 (c)(e)		29	24,837
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.881%, 1/15/47 (c)(e)		29	26,824

Total Commercial Mortgage-Backed Securities (cost $71,076)			64,407

	Shares			U.S. $ Value
WARRANTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (f)(h)		860		$688
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (h)		1,975		2,074
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (h)		830		747

				3,509

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (b)(c)(f)(h)		21,438		0

Information Technology - 0.0%
Internet Software & Services - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (c)(h)		1,210		4,235

Total Warrants (cost $20,407)				7,744

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Mattel, Inc.
Expiration: Apr 2018; Contracts: 47; Exercise Price: USD 12.00; Counterparty: Morgan Stanley & Co., Inc. (h) (premiums paid $2,164)	USD	4,700		2,585

OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
Euro STOXX 50 Index
Expiration: Feb 2018; Contracts: 130; Exercise Price: EUR 3,650.00; Counterparty: Goldman Sachs International (h) (premiums paid $3,321)	EUR	13,000		2,559

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.0%
Mexico - 0.0%
Mexican Udibonos
Series S
4.00%, 11/30/28 (cost $6)	MXN	0	**	7

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.1%
Investment Companies - 5.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (r)(s)(t) (cost $1,385,905)	1,385,905	$1,385,905

Total Investments - 102.0% (cost $27,412,648) (u)		27,945,848
Other assets less liabilities - (2.0)%		(558,780)

Net Assets - 100.0%		$27,387,068

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	9	March 2018	USD	900	$1,100,262	$1,094,203	$(6,059)
Sold Contracts
Euro-BOBL Futures	5	March 2018	EUR	500	821,403	809,801	11,602
Euro-OAT Futures	2	March 2018	EUR	200	388,764	379,740	9,024

							$14,567

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	224	USD	67	2/02/18	$(2,930)
Bank of America, NA	USD	71	BRL	224	2/02/18	(525)
Bank of America, NA	USD	86	PEN	277	2/07/18	620
Bank of America, NA	USD	1,217	EUR	979	3/12/18	1,927
Barclays Bank PLC	USD	26	RUB	1,501	4/17/18	220
Citibank, NA	BRL	224	USD	71	2/02/18	525
Citibank, NA	USD	71	BRL	224	2/02/18	(378)
Citibank, NA	USD	151	CNY	1,004	2/07/18	8,024
Citibank, NA	BRL	224	USD	71	3/02/18	391
Citibank, NA	KRW	310,236	USD	291	4/26/18	82
Royal Bank of Scotland PLC	PEN	277	USD	85	2/07/18	(613)
Standard Chartered Bank	USD	132	CNY	874	2/07/18	6,850
Standard Chartered Bank	USD	71	INR	4,579	3/12/18	1,055
State Street Bank & Trust Co.	GBP	241	USD	324	2/02/18	(18,429)
State Street Bank & Trust Co.	USD	11	GBP	8	2/02/18	184
State Street Bank & Trust Co.	ZAR	268	USD	20	2/07/18	(3,006)
State Street Bank & Trust Co.	MXN	1,714	USD	91	2/22/18	(725)
State Street Bank & Trust Co.	USD	70	TRY	274	2/28/18	2,572
State Street Bank & Trust Co.	AUD	175	USD	133	3/07/18	(8,132)
State Street Bank & Trust Co.	NZD	197	USD	136	3/07/18	(8,987)
State Street Bank & Trust Co.	USD	141	AUD	174	3/07/18	(527)
State Street Bank & Trust Co.	EUR	1,917	USD	2,271	3/12/18	(115,649)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	5	EUR	4	3/12/18	$62
State Street Bank & Trust Co.	CAD	280	USD	225	4/12/18	(2,105)
State Street Bank & Trust Co.	GBP	230	USD	327	4/13/18	(73)

						$(139,567)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Goldman Sachs International	130	EUR	3,725.00	February 2018	EUR	– 0	–***	$607	$(476)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	Quarterly	2.41%	USD	484		$(41,833)	$(8,140)	$(33,693)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	Quarterly	0.09	USD	227		(1,068)	(240)	(828)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	Quarterly	0.72	EUR	– 0	–***	(10)	(5)	(5)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	Quarterly	1.71	EUR	14		(1,970)	(657)	(1,313)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	Quarterly	1.71	EUR	46		(6,476)	(2,155)	(4,321)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	Quarterly	2.41	USD	504		43,527	14,804	28,723
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.01	USD	564		50,489	41,019	9,470
iTraxx-XOVER Series 28, 5 Year Index, 12/20/22*	5.00	Quarterly	2.38	EUR	393		60,046	53,774	6,272

							$102,705	$98,400	$4,305

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	2,835	9/02/25	2.248%	3 Month LIBOR	Semi-Annual/Quarterly	$70,382	$(8,371)		$78,753
USD	961	1/15/26	1.978%	3 Month LIBOR	Semi-Annual/Quarterly	51,224	5,423		45,801
USD	651	2/16/26	1.625%	3 Month LIBOR	Semi-Annual/Quarterly	49,118	7,467		41,651
USD	150	3/31/26	1.693%	3 Month LIBOR	Semi-Annual/Quarterly	10,788	– 0	–	10,788
USD	100	5/03/26	1.770%	3 Month LIBOR	Semi-Annual/Quarterly	7,047	– 0	–	7,047
USD	800	6/01/26	1.714%	3 Month LIBOR	Semi-Annual/Quarterly	60,750	32,576		28,174
USD	4,650	4/28/27	3 Month LIBOR	2.330%	Quarterly/Semi-Annual	(134,186)	16,722		(150,908)
USD	350	5/03/27	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	12,769	112		12,657

						$127,892	$53,929		$73,963

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Uniti Group, Inc., 8.250%, 10/15/23, 12/20/19*	(5.00)%	Quarterly	5.84%	USD	60	$509	$1,264	$(755)
Windstream Services, LLC, 7.500%, 6/01/22, 3/20/18*	(5.00)	Quarterly	22.64	USD	49	829	1,997	(1,168)
Windstream Services, LLC, 7.500%, 6/01/22, 6/20/18*	(5.00)	Quarterly	26.07	USD	51	3,535	5,216	(1,681)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	12.14	USD	180	43,219	23,247	19,972

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
British Telecommunications PLC, 5.750%, 12/07/28, 6/20/20*	(1.00)%	Quarterly	0.22%	EUR	170	$(4,147)	$(2,835)	$(1,312)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	(3.00)	Monthly	6.94	USD	192	28,394	20,909	7,485
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)	Quarterly	49.02	USD	30	8,483	9,525	(1,042)
Sale Contracts
Barclays Bank PLC
Altice Luxembourg SA, 7.250%, 5/15/22, 6/20/22*	5.00	Quarterly	6.46	EUR	60	(3,708)	7,995	(11,703)
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	Quarterly	56.75	USD	63	(16,966)	(9,449)	(7,517)
New Albertson’s, Inc., 8.000%, 5/01/31, 12/20/22*	5.00	Quarterly	6.39	USD	30	(1,470)	(2,264)	794
Windstream Services, LLC, 7.500%, 6/01/22, 12/20/22*	5.00	Quarterly	21.82	USD	100	(37,438)	(35,025)	(2,413)
Citibank, NA
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.45	USD	50	5,213	2,888	2,325
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	29	(6,963)	(3,690)	(3,273)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	69	(16,567)	(8,147)	(8,420)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.20	EUR	100	20,865	9,897	10,968
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	75	(11,091)	(5,194)	(5,897)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.94%	USD	252	$(37,267)	$(17,916)	$(19,351)
Goldman Sachs Bank USA
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	Quarterly	421.99	USD	35	(29,445)	263	(29,708)
Goldman Sachs International
Altice Finco SA, 9.000%, 6/15/23, 6/20/22*	5.00	Quarterly	3.85	EUR	60	3,618	6,855	(3,237)
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.50	USD	27	2,757	1,578	1,179
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.14	USD	163	(39,115)	(30,275)	(8,840)
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00	Quarterly	90.09	USD	30	(7,471)	(7,116)	(355)
New Albertson’s, Inc., 8.000%, 5/01/31, 12/20/22*	5.00	Quarterly	6.39	USD	60	(2,939)	(4,034)	1,095

						$(97,165)	$(34,311)	$(62,854)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	6,000	LIBOR	Quarterly	USD	6	3/20/18	$14
iBoxx $ Liquid High Yield Index	4,000	LIBOR	Quarterly	USD	4	3/20/18	10
iBoxx $ Liquid High Yield Index	3,000	LIBOR	Quarterly	USD	3	3/20/18	7
iBoxx $ Liquid High Yield Index	2,000	LIBOR	Quarterly	USD	2	3/20/18	5
Citibank, NA
iBoxx $ Liquid High Yield Index	6,000	LIBOR	Quarterly	USD	6	3/20/18	16
iBoxx $ Liquid High Yield Index	3,000	LIBOR	Quarterly	USD	3	3/20/18	8
iBoxx $ Liquid High Yield Index	2,000	LIBOR	Quarterly	USD	2	3/20/18	4
iShares iBoxx $ High Yield Corporate Bond ETF	3,300	LIBOR Minus 0.70%	Maturity	USD	290	2/12/18	(1,589)

							$(1,525)

REVERSE REPURCHASE AGREEMENTS

Broker		Interest Rate		Maturity	U.S. $ Value at January 31, 2018
Credit Suisse Securities (USA) LLC	168	(2.00	)%*	11/08/18	$167,206
Credit Suisse Securities (USA) LLC	100	(1.00	)%*	11/24/18	100,087
Credit Suisse Securities (USA) LLC	114	0.75%		11/15/18	114,403
Credit Suisse Securities (USA) LLC	93	1.05%		11/24/18	93,134

					$474,830

*	Interest payment due from counterparty.
**	Principal amount less than 500.
***	Notional amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.06% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	12/22/17	$	– 0	–	$	– 0	–	0.00%
BCD Acquisition, Inc.
9.625%, 9/15/23	9/14/17		72,289			75,886		0.28%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 2/15/19	10/19/16		60,925			64,492		0.24%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18	9/15/17		38,874			17,245		0.06%
Creditcorp
12.00%, 7/15/18	7/21/14		33,183			31,226		0.11%
Exide Technologies
11.00%, 4/30/22	12/01/17		38,267			39,739		0.15%
Exide Technologies
7.00%, 4/30/25	12/01/17		2,274			2,477		0.01%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	3/13/15		18,024			578		0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	12/22/16		3,916			3,621		0.01%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15		36,767			1		0.00%
Modular Space Corp.	4/03/17		10,434			41,071		0.15%
Texas Competitive/TCEH
11.50%, 10/01/20	10/03/16		– 0	–		– 0	–	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15		5,510			430		0.00%
Vantage Drilling International
10.00%, 12/31/20	6/17/16		854			857		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13		96,161			6,250		0.02%
iHeartCommunications, Inc.
11.25%, 3/01/21	2/22/17		8,578			7,394		0.03%

(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2018.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $10,484,981 or 38.3% of net assets.
(f)	Illiquid security.
(g)	Defaulted.
(h)	Non-income producing security.
(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$62,260		$9,752		0.04%
CHC Group LLC/CHC Finance Ltd. Series AI 10/01/20	3/10/17	45,507		86,024		0.31%
Exide Technologies	5/23/17	1,920		5,048		0.02%
Exide Technologies/Old	4/30/15	969		2,012		0.01%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/24/14	– 0	–	– 0	–	0.00%

(j)	Defaulted matured security.
(k)	Convertible security.
(l)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2018.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(p)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2018.
(q)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(r)	Affiliated investments.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,691,140 and gross unrealized depreciation of investments was $(1,268,917), resulting in net unrealized appreciation of $422,223.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
TRY	-	Turkish Lira

USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AB Bond Fund, Inc.

AB High-Yield Portfolio

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$20,683,038		$284,796	(a)	$20,967,834
Corporates - Investment Grade		– 0	–	2,085,248		– 0	–	2,085,248
Common Stocks		380,946		10,979		168,710	(a)	560,635
Bank Loans		– 0	–	415,702		141,370		557,072
Emerging Markets - Corporate Bonds		– 0	–	515,382		10,879	(a)	526,261
Governments - Treasuries		– 0	–	373,005		– 0	–	373,005
Preferred Stocks		73,577		23,332		261,606		358,515
Asset-Backed Securities		– 0	–	– 0	–	325,000		325,000
Collateralized Mortgage Obligations		– 0	–	250,731		– 0	–	250,731
Emerging Markets - Treasuries		– 0	–	211,677		– 0	–	211,677
Local Governments - US Municipal Bonds		– 0	–	100,385		– 0	–	100,385
Quasi-Sovereigns		– 0	–	92,664		– 0	–	92,664
Collateralized Loan Obligations		– 0	–	– 0	–	73,614		73,614
Commercial Mortgage - Backed Securities		– 0	–	– 0	–	64,407		64,407
Warrants		3,509		– 0	–	4,235	(a)	7,744
Options Purchased - Puts		– 0	–	2,585		– 0	–	2,585
Options Purchased - Calls		– 0	–	2,559		– 0	–	2,559
Inflation - Linked Securities		– 0	–	7		– 0	–	7
Short - Term Investments		1,385,905		– 0	–	– 0	–	1,385,905

Total Investments in Securities		1,843,937		24,767,294		1,334,617		27,945,848
Other Financial Instruments(b):
Assets:
Futures		20,626		– 0	–	– 0	–	20,626
Forward Currency Exchange Contracts		– 0	–	22,512		– 0	–	22,512
Centrally Cleared Credit Default Swaps		– 0	–	154,062		– 0	–	154,062
Centrally Cleared Interest Rate Swaps		– 0	–	262,078		– 0	–	262,078
Credit Default Swaps		– 0	–	117,422		– 0	–	117,422
Total Return Swaps		– 0	–	64		– 0	–	64
Liabilities:
Futures		(6,059)		– 0	–	– 0	–	(6,059)
Forward Currency Exchange Contracts		– 0	–	(162,079)		– 0	–	(162,079)
Call Options Written		– 0	–	(476)		– 0	–	(476)
Centrally Cleared Credit Default Swaps		– 0	–	(51,357)		– 0	–	(51,357)
Centrally Cleared Interest Rate Swaps		– 0	–	(134,186)		– 0	–	(134,186)
Credit Default Swaps		– 0	–	(214,587)		– 0	–	(214,587)
Total Return Swaps		– 0	–	(1,589)		– 0	–	(1,589)

Total(c)		$1,858,504		$24,759,158		$1,334,617		$27,952,279

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade(a)		Common Stocks(a)		Bank Loans
Balance as of 10/31/17	$267,823		$84,172		$114,007
Accrued discounts/(premiums)	(2,788)		– 0	–	40
Realized gain (loss)	(37,538)		– 0	–	4
Change in unrealized appreciation/depreciation	38,400		31,967		2,192
Purchases/Payups	93,819		2,019		6,633
Sales/Paydowns	(17,371)		– 0	–	(32,965)
Reclassification	(58,308)		– 0	–	– 0	–
Transfers in to Level 3	759		51,516		51,459
Transfers out of Level 3	– 0	–	(964)		– 0	–

Balance as of 1/31/18	$284,796		$168,710		$141,370

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$16,130		$31,967		$2,192

	Emerging Markets- Corporate Bonds(a)		Preferred Stocks		Asset-Backed Securities
Balance as of 10/31/17	$4,820		$247,929		$197,922
Accrued discounts/(premiums)	(479)		– 0	–	591
Realized gain (loss)	– 0	–	– 0	–	439
Change in unrealized appreciation/depreciation	948		13,677		(232)
Purchases/Payups	662		– 0	–	71,000
Sales/Paydowns	– 0	–	– 0	–	(3,028)
Reclassification	– 0	–	– 0	–	58,308
Transfers in to Level 3	4,928		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/18	$10,879		$261,606		$325,000

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$948		$13,677		$(232)

	Collateralized Loan Obligations		Commercial Mortgage-Backed Securities		Warrants(a)
Balance as of 10/31/17	$72,080		$65,186		$517
Accrued discounts/(premiums)	34		15		– 0	–
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	1,500		(794)		3,718
Purchases/Payups	– 0	–	– 0	–	– 0	–
Sales/Paydowns	– 0	–	– 0	–	– 0	–
Reclassification	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/18	$73,614		$64,407		$4,235

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$1,500		$(794)		$3,718

	Total
Balance as of 10/31/17	$1,054,456
Accrued discounts/(premiums)	(2,587)
Realized gain (loss)	(37,095)
Change in unrealized appreciation/depreciation	91,376
Purchases/Payups	174,133
Sales/Paydowns	(53,364)
Reclassification	– 0	–
Transfers in to Level 3	108,662
Transfers out of Level 3	(964)

Balance as of 1/31/18	$1,334,617	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$69,106

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2018. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/18	Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$7,946	Recovery Analysis	Collateral Value	$100.00/N/A
Common Stocks	$2,103	Market Approach	EBITDA* Projection	$99.00MM/N/A
			EBITDA* Multiples	5.1X/N/A
	$13,084	Market Approach	EBITDA* Projection	$25MM/N/A
			EBITDA* Multiples	5.9X-7.9X/6.9X

	$15,187

Preferred Stocks	$44,000	Market Approach	EBITDA* Projection	$96.00MM/N/A
			EBITDA* Multiples	8.8X-9.8X/9.3X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in collateral value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$3,846	$2,460	$1,386	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018